                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 11/30/06

Item 1. Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I [AND R] SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 11/30/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 11/30/96 through 11/30/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN HIGH YIELD MUNICIPAL     LEHMAN BROTHERS MUNICIPAL BOND
                                                                            FUND                              INDEX
                                                              -------------------------------     ------------------------------
11/96                                                                       9521                              10000
                                                                            9565                               9958
                                                                            9601                               9977
                                                                            9679                              10068
                                                                            9672                               9934
                                                                            9752                              10017
                                                                            9857                              10168
                                                                            9945                              10276
                                                                           10158                              10561
                                                                           10167                              10462
                                                                           10275                              10586
                                                                           10374                              10654
11/97                                                                      10438                              10717
                                                                           10620                              10873
                                                                           10703                              10985
                                                                           10758                              10989
                                                                           10813                              10998
                                                                           10832                              10949
                                                                           10942                              11122
                                                                           11006                              11166
                                                                           11033                              11194
                                                                           11154                              11367
                                                                           11257                              11508
                                                                           11255                              11508
11/98                                                                      11302                              11549
                                                                           11329                              11578
                                                                           11403                              11715
                                                                           11399                              11664
                                                                           11454                              11680
                                                                           11499                              11709
                                                                           11515                              11642
                                                                           11431                              11474
                                                                           11457                              11516
                                                                           11373                              11424
                                                                           11349                              11428
                                                                           11223                              11304
11/99                                                                      11259                              11425
                                                                           11142                              11340
                                                                           11035                              11290
                                                                           11134                              11421
                                                                           11266                              11671
                                                                           11241                              11602
                                                                           11173                              11542
                                                                           11307                              11847
                                                                           11430                              12012
                                                                           11555                              12197
                                                                           11540                              12134
                                                                           11589                              12266
11/00                                                                      11552                              12359
                                                                           11690                              12665
                                                                           11719                              12790
                                                                           11814                              12831
                                                                           11898                              12946
                                                                           11860                              12805
                                                                           11968                              12943
                                                                           12065                              13030
                                                                           12220                              13223
                                                                           12398                              13441
                                                                           12298                              13396
                                                                           12359                              13555
11/01                                                                      12317                              13441
                                                                           12274                              13314
                                                                           12371                              13545
                                                                           12457                              13708
                                                                           12402                              13439
                                                                           12549                              13702
                                                                           12612                              13785
                                                                           12712                              13931
                                                                           12788                              14110
                                                                           12828                              14280
                                                                           12918                              14592
                                                                           12738                              14350
11/02                                                                      12803                              14291
                                                                           12993                              14592
                                                                           12972                              14555
                                                                           13113                              14759
                                                                           13042                              14768
                                                                           13210                              14865
                                                                           13481                              15214
                                                                           13549                              15149
                                                                           13283                              14619
                                                                           13365                              14728
                                                                           13667                              15161
                                                                           13736                              15084
11/03                                                                      13871                              15242
                                                                           13967                              15368
                                                                           14130                              15456
                                                                           14347                              15689
                                                                           14311                              15634
                                                                           14098                              15263
                                                                           14045                              15208
                                                                           14113                              15264
                                                                           14277                              15464
                                                                           14484                              15774
                                                                           14594                              15858
                                                                           14734                              15995
11/04                                                                      14762                              15863
                                                                           15014                              16056
                                                                           15169                              16206
                                                                           15226                              16152
                                                                           15227                              16051
                                                                           15441                              16304
                                                                           15657                              16419
                                                                           15815                              16521
                                                                           15888                              16446
                                                                           16063                              16612
                                                                           15890                              16500
                                                                           15847                              16400
11/05                                                                      15950                              16479
                                                                           16186                              16621
                                                                           16214                              16665
                                                                           16407                              16777
                                                                           16436                              16662
                                                                           16451                              16656
                                                                           16570                              16730
                                                                           16615                              16667
                                                                           16812                              16865
                                                                           17025                              17116
                                                                           17163                              17235
                                                                           17301                              17343
11/06                                                                      17486                              17487

                             A SHARES              B SHARES              C SHARES           I SHARES
                           since 1/2/86          since 7/20/92        since 12/10/93      since 3/1/06
------------------------------------------------------------------------------------------------------
                                     W/MAX                 W/MAX                 W/MAX
                                     4.75%                 4.00%                 1.00%
AVERAGE ANNUAL          W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES     W/O SALES
TOTAL RETURNS            CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES     CHARGES

Since Inception           6.84%      6.60%      6.14%      6.14%      5.72%      5.72%       6.85%

10-year                   6.27       5.75       5.64       5.64       5.47       5.47         n/a

5-year                    7.26       6.22       6.45       6.22       6.47       6.47         n/a

1-year                    9.63       4.41       8.81       4.81       8.73       7.73         n/a
------------------------------------------------------------------------------------------------------

30-Day SEC Yield               4.27%                 3.74%                 3.79%             4.73%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C into Class A shares ten years after purchase. Class I Shares are offered without any sales charges on purchases or sales and without any distribution (12b-1) fee and service fee. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2006

MARKET CONDITIONS

The Federal Open Market Committee's (the "Fed") increase in the target federal funds rate in June was the last such increase during the reporting period, marking a pause in the Fed's two-year long tightening campaign. In light of slower economic growth and weaker consumer spending and housing data, the Fed elected to maintain its target rate at 5.25 percent and indicated that any future rate increases would be driven by the weight of economic data.

The change in the Fed's stance created an improved outlook for the fixed income market, leading yields on longer-maturity municipal bonds to fall dramatically during the period. Yields on shorter-maturity municipal bonds, however, remained relatively unchanged. Accordingly, the slope of the municipal yield curve flattened as the spread between short-term and long-term interest rates narrowed.

Demand for municipal bonds continued to be strong during the period, particularly for lower-rated, high-yield bonds. The increased demand for high-yield bonds led this segment of the market to outperform high-grade issues. In addition, long-term bonds continued to earn the best returns, outperforming short-term issues.

PERFORMANCE ANALYSIS

The fund returned 9.63 percent for the 12 months ended November 30, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 6.12 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2006

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       9.63%     8.81%     8.73%           6.12%
--------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

A variety of factors contributed to the fund's strong performance during the reporting year. The portfolio's emphasis on lower and non-rated bonds was a considerable driver of performance. Given the relatively low level of interest rates, investors seeking yield turned to the high-yield bond market, which led to an overall tightening of credit spreads during the period. (Credit spreads measure the added compensation investors require to assume risk. When credit spreads tighten, bonds with lower credit ratings generally outperform higher quality bonds.)

We also made a major sector change, which allowed the fund to capture considerable gains during the reporting period. In early August we sold all of the portfolio's holdings in special facility airport revenue bonds, which represented over 8 percent of the fund's holdings. The airline industry has made a significant turnaround since September 11, 2001. Consequently, these bonds rallied sharply from their very depressed levels of only a few years ago. We also believed that the prices at which the bonds were trading just prior to the sale did not adequately reflect the geopolitical and oil price risks inherent in the industry. As such, we decided this was a good time to exit the sector and lock in gains.

The funds from the sale of airline issues were primarily redeployed to increasing the portfolio's exposure to inverse floating-rate investments* that offered attractive yields. As of the end of the period, these securities represented approximately 14 percent of holdings. At the same time, we initiated hedging strategies to help offset the additional price volatility inherent in these derivatives. The fund also benefited from the strong performance of its holdings in tobacco revenue bonds as well from as its higher duration (a measure of interest rate sensitivity) relative to the benchmark, which helped enhance returns as interest rates fell.

The fund remained well diversified across the municipal bond market. As of November 30, 2006, the health care (hospitals), life care, and tax district sectors represented the largest sector weightings.

We closely manage the growth of the fund's asset base as an important part of our commitment to the fund's existing shareholders. Based on our analysis of the supply and demand trends in the market, we believed the prudent course was to keep the fund closed to new investors during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

*An inverse floating-rate investment, or "inverse floater", is a variable rate investment whose net interest rate changes in the opposite direction from the change in the reference rate.

RATINGS ALLOCATION AS OF 11/30/06
AAA/Aaa                                                          21.8%
AA/Aa                                                             6.4
A/A                                                               3.6
BBB/Baa                                                          14.1
BB/Ba                                                             3.8
B/B                                                               1.1
CCC/Caa                                                           0.3
Non-Rated                                                        48.9

TOP FIVE SECTORS AS OF 11/30/06
Hospital                                                         19.0%
Life Care                                                        14.0
Special Tax Districts                                            11.2
General Purpose                                                   5.9
Other                                                             4.4

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 11/30/06
Florida                                                          12.2%
New York                                                         11.9
Illinois                                                         10.3
California                                                        9.8
Texas                                                             7.5
Massachusetts                                                     6.8
Pennsylvania                                                      5.0
Colorado                                                          4.6
Michigan                                                          4.6
Washington                                                        4.2
Arizona                                                           3.8
Tennessee                                                         3.5
Virginia                                                          3.5
Minnesota                                                         3.0
New Jersey                                                        3.0
Georgia                                                           2.8
Wisconsin                                                         2.4
Indiana                                                           2.3
Missouri                                                          2.3
Alabama                                                           2.2
Ohio                                                              1.8
South Carolina                                                    1.8
Maryland                                                          1.4
Nevada                                                            1.2
Louisiana                                                         1.0
New Hampshire                                                     0.9
North Carolina                                                    0.9
Oregon                                                            0.9
Puerto Rico                                                       0.9
New Mexico                                                        0.8
Oklahoma                                                          0.8
Hawaii                                                            0.7
South Dakota                                                      0.7
Iowa                                                              0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 11/30/06
                                        (continued from previous page)
North Dakota                                                      0.6
Connecticut                                                       0.5
Kentucky                                                          0.5
Alaska                                                            0.4
Kansas                                                            0.4
Mississippi                                                       0.4
Utah                                                              0.4
Vermont                                                           0.4
Rhode Island                                                      0.3
District of Columbia                                              0.2
Idaho                                                             0.2
Maine                                                             0.2
Delaware                                                          0.1
Wyoming                                                           0.1
West Virginia                                                     0.0*
                                                                -----
Total Investments                                               124.8%
Liability for Floating Rate Note Obligations Related to
  Securities Held                                               (25.6)
Other Assets in Excess of Liabilities                             0.8
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/06 - 11/30/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  6/1/06          11/30/06       6/1/06-11/30/06
Class A
  Actual.....................................    $1,000.00        $1,055.24          $ 6.90
  Hypothetical...............................     1,000.00         1,020.87            6.79
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,051.34           10.75
  Hypothetical...............................     1,000.00         1,017.07           10.57
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,050.50           10.69
  Hypothetical...............................     1,000.00         1,017.17           10.52
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,056.50            5.62
  Hypothetical...............................     1,000.00         1,019.60            5.52
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.34%, 2.09%, 2.08% and 1.09% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  6/1/06          11/30/06       6/1/06-11/30/06
Class A
  Actual.....................................    $1,000.00        $1,055.24           $4.33
  Hypothetical...............................     1,000.00         1,020.87            4.26
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,051.34            8.18
  Hypothetical...............................     1,000.00         1,017.07            8.04
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,050.50            8.12
  Hypothetical...............................     1,000.00         1,017.17            7.99
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,056.50            3.04
  Hypothetical...............................     1,000.00         1,022.11            2.99
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.59%, 1.58% and 0.59% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MUNICIPAL BONDS  124.8%
              ALABAMA  2.2%
$     1,000   Alabama Spl Care Fac Fin Auth Methodist
              Home for the Aging.....................        6.300%  06/01/24   $    1,027,110
      4,500   Alabama St Indl Dev Auth Solid Waste
              Disp Rev Pine City Fiber Co (AMT)......        6.450   12/01/23        4,593,870
      8,055   Alabama St Indl Dev Auth Solid Waste
              Disp Rev Pine City Fiber Co (GTY AGMT:
              Boise Cascade Corp) (AMT)..............        6.450   12/01/23        8,223,833
      3,500   Alexander City, AL Spl Care Russell
              Hosp Corp Ser A........................        5.750   12/01/36        3,728,760
      3,000   Butler, AL Indl Dev Brd Solid GA
              Pacific Corp Proj Rfdg (AMT)...........        5.750   09/01/28        3,106,230
      4,000   Colbert Cnty Northwest Auth Hlthcare
              Fac....................................        5.750   06/01/27        4,240,920
      3,280   Courtland, AL Indl Dev Brd
              Environmental Impt Rev Intl Paper Co
              Proj Rfdg Ser A (AMT)..................        5.800   05/01/22        3,544,729
      7,000   Courtland, AL Indl Dev Brd
              Environmental Impt Rev Intl Paper Co
              Proj Ser B (AMT).......................        6.250   08/01/25        7,704,900
      1,235   Courtland, AL Indl Dev Brd Solid Waste
              Disp Champion Intl Corp Proj Rfdg
              (AMT)..................................        6.000   08/01/29        1,288,339
      2,460   Huntsville Carlton Cove, AL Carlton
              Cove Inc Proj Ser A (a) (b) (c)........  8.000/5.200   11/15/19        1,350,245
      6,000   Huntsville Carlton Cove, AL Carlton
              Cove Inc Proj Ser A (a) (b)............  8.125/5.281   11/15/31        3,287,400
      4,000   Huntsville Redstone Vlg AL, Spl Care
              Fac Fin Auth Ser A.....................        8.125   12/01/26        4,410,920
      7,500   Huntsville Redstone Vlg, AL Spl Care
              Fac Fin Auth Ser A.....................        8.250   12/01/32        8,277,300
      1,000   Montgomery, AL Med Clinic Brd Jackson
              Hosp & Clinic (d)......................        5.250   03/01/31        1,058,120
      1,750   Montgomery, AL Med Clinic Brd Jackson
              Hosp & Clinic (d)......................        5.250   03/01/36        1,844,920
      1,250   Phenix Cnty, AL Environmental Impt Rev
              Rfdg (AMT).............................        6.350   05/15/35        1,349,625
      2,505   University AL at Birmingham Hosp Rev
              Ser A (f)..............................        5.000   09/01/36        2,642,316
     15,000   University AL at Birmingham Hosp Rev
              Ser A (f)..............................        5.000   09/01/41       15,740,450
     20,000   University AL Gen Rev Ser A (MBIA Insd)
              (f)....................................        5.000   07/01/34       21,317,100
                                                                                --------------
                                                                                    98,737,087
                                                                                --------------
              ALASKA  0.4%
        830   Alaska Indl Dev & Expt Auth Upper Lynn
              Canal Regl Pwr (AMT)...................        5.800   01/01/18          830,183
      3,545   Alaska Indl Dev & Expt Auth Upper Lynn
              Canal Regl Pwr (AMT)...................        5.875   01/01/32        3,546,276

 10                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              ALASKA (CONTINUED)
$     2,000   Alaska Indl Dev & Expt Auth Williams
              Lynks AK Cargoport (AMT) (Acquired
              05/17/01, Cost $2,000,451) (e).........        8.125%  05/01/31   $    2,164,560
      7,480   Juneau, AK City & Borough Rev Saint
              Ann's Care Ctr Proj....................        6.875   12/01/25        7,726,690
     31,900   Northern Tob Sec Corp AK Tob Settlement
              Rev Cap Apprec First Sub Ser B.........          *     06/01/46        3,022,206
     20,860   Northern Tob Sec Corp AK Tob Settlement
              Rev Cap Apprec Second Sub Ser C........          *     06/01/46        1,831,925
                                                                                --------------
                                                                                    19,121,840
                                                                                --------------
              ARIZONA  3.8%
      5,000   Arizona Hlth Fac Auth Rev Terraces Proj
              Ser A..................................        7.500   11/15/23        5,662,800
      9,000   Arizona Hlth Fac Auth Rev Terraces Proj
              Ser A..................................        7.750   11/15/33       10,216,890
      3,000   Casa Grande, AZ Indl Dev Auth Hosp Rev
              Casa Grande Regl Med Ctr Rfdg Ser A....        7.125   12/01/24        3,296,520
      6,850   Casa Grande, AZ Indl Dev Auth Hosp Rev
              Casa Grande Regl Med Ctr Rfdg Ser A....        7.250   12/01/19        7,553,358
      6,750   Casa Grande, AZ Indl Dev Auth Hosp Rev
              Casa Grande Regl Med Ctr Rfdg Ser A....        7.625   12/01/29        7,508,902
      2,835   Cochise Cnty, AZ Indl Dev Auth Sierra
              Vista Regl Hlth Ctr Proj...............        7.750   12/01/30        3,155,497
      1,475   Coconino Cnty, AZ Pollutn Ctl Corp
              Tucson Elec Pwr Navajo Ser A (AMT).....        7.125   10/01/32        1,533,100
      7,245   Flagstaff, AZ Indl Dev Auth Rev Sr
              Living Cmnty Northn AZ Proj............        6.200   09/01/28        7,321,725
      1,000   Flagstaff, AZ Indl Dev Auth Rev Sr
              Living Cmnty Northn AZ Proj............        6.300   09/01/38        1,006,770
      5,925   Flagstaff, AZ Indl Dev Auth Rev Sr
              Living Cmnty Northn AZ Proj............        7.500   03/01/35        6,465,419
      2,630   Maricopa Cnty, AZ Indl Dev Christian
              Care Mesa Inc Proj Ser A (Prerefunded @
              04/01/07)..............................        7.750   04/01/15        2,715,028
     11,745   Maricopa Cnty, AZ Indl Dev Christian
              Care Mesa Inc Proj Ser A (Prerefunded @
              04/01/07)..............................        7.875   04/01/27       12,129,414
      5,200   Peoria, AZ Indl Dev Auth Rev Sierra
              Winds Life Rfdg Ser A..................        6.375   08/15/29        5,414,344
      3,500   Peoria, AZ Indl Dev Auth Rev Sierra
              Winds Life Rfdg Ser A..................        6.500   08/15/31        3,651,795
     30,000   Phoenix, AZ Civic Impt Corp Excise Tax
              Rev Civic Plaza Proj A (FGIC Insd)
              (f)....................................        5.000   07/01/41       31,970,100
      2,905   Pima Cnty, AZ Indl Dev Auth Ed Rev
              Excalibur Charter Sch Proj (c).........        7.750   08/01/33        2,996,827

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              ARIZONA (CONTINUED)
$     4,225   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
              Premier & Air Co.......................        7.000%  09/01/35   $    4,342,455
      3,030   Pima Cnty, AZ Indl Dev Auth Ed Rev
              Milestones Charter Sch Dist (c)........        7.500   11/01/33        3,280,399
      1,000   Pima Cnty, AZ Indl Dev Auth Ed Rev
              Milestones Charter Sch Proj............        6.750   11/01/33        1,033,870
      3,840   Pima Cnty, AZ Indl Dev Auth Fac Choice
              Ed & Dev Corp Proj.....................        6.375   06/01/36        3,966,989
      4,345   Pima Cnty, AZ Indl Dev Auth Fac Desert
              Heights Charter Sch (c)................        7.500   08/01/33        4,592,144
      3,500   Pima Cnty, AZ Indl Dev Auth Fac Skyline
              Tech High Sch Proj.....................        7.500   02/01/34        3,600,975
      6,750   Pima Cnty, AZ Indl Dev Auth Rev La
              Posada at Park Ctr Ser A...............        7.000   05/15/27        6,934,140
        875   Red Hawk Canyon Cmnty Fac Dist No 2 AZ
              Dist Assmt Rev.........................        6.500   12/01/12          893,340
      1,000   Sundance Cmnty Fac Dist AZ (Acquired
              09/17/04,
              Cost $1,000,000) (e) (g)...............        6.250   07/15/29        1,115,590
      3,441   Sundance Cmnty Fac Dist AZ Assmt Dist
              Spl Assmt Rev No 2 (Acquired 04/29/03,
              Cost $3,460,069) (e) (g)...............        7.125   07/01/27        3,879,108
        892   Sundance Cmnty Fac Dist AZ Assmt Dist
              Spl Assmt Rev No 3.....................        6.500   07/01/29          984,741
      3,065   Tucson, AZ Multi-Family Rev Hsg
              Catalina Asstd Living Ser A (AMT)......        6.500   07/01/31        2,773,580
      5,915   Verrado Cmnty Fac Dist No 1 AZ.........        5.350   07/15/31        6,078,077
      7,600   Verrado Cmnty Fac Dist No 1 AZ.........        6.500   07/15/27        8,273,588
      4,000   Vistancia Cmnty Fac Dist AZ............        6.750   07/15/22        4,372,000
      4,000   Yavapai Cnty, AZ Indl Dev Auth Hosp Fac
              Rev Yavapai Regl Med Ctr Ser A.........        6.000   08/01/33        4,381,880
                                                                                --------------
                                                                                   173,101,365
                                                                                --------------
              CALIFORNIA  9.8%
        890   Abag Fin Auth For Nonprofit Corps CA
              Ctf Partn (Prerefunded @ 11/15/08).....        6.375   11/15/15          936,725
      3,455   Abag Fin Auth For Nonprofit Corps CA
              Ctf Partn (Prerefunded @ 11/15/08).....        6.375   11/15/28        3,702,516
      1,000   Abag Fin Auth Nonprofit Corp CA
              American Bapitist Homes Rfdg Ser A.....        5.850   10/01/27        1,023,490
      3,200   Abag Fin Auth Nonprofit Corp CA
              American Baptist Homes Rfdg Ser A......        6.200   10/01/27        3,290,432
      4,165   Agua Mansa, CA Indl Growth Assn Spl Tax
              Cmnty Fac Dist No 2002-1 (LOC: American
              Express Co)............................        6.500   09/01/33        4,474,501
      4,935   Beaumont, CA Fin Auth Loc Agy
              Rev Ser A..............................        7.000   09/01/33        5,609,170

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              CALIFORNIA (CONTINUED)
$     1,875   Beaumont, CA Fin Auth Loc Agy
              Rev Ser D..............................        5.800%  09/01/35   $    2,011,200
      3,000   Blythe, CA Redev Agy Proj..............        5.750   05/01/34        3,196,410
      1,500   Brentwood, CA Infrastructure CIFP
              2004-1.................................        5.875   09/02/34        1,546,020
      5,000   California Cnty, CA Tob Sec Agy Tob LA
              Cnty (h)...............................  0.000/5.450   06/01/28        4,370,800
      5,000   California Cnty, CA Tob Sec Agy Tob LA
              Cnty (h)...............................  0.000/5.600   06/01/36        4,384,650
      5,950   California Cnty, CA Tob Sec Cap Apprec
              Stanislaus Sub Ser B...................          *     06/01/46          611,957
     20,000   California Cnty, CA Tob Sec Cap Apprec
              Stanislaus Sub Ser C...................          *     06/01/55          955,400
     20,000   California Cnty, CA Tob Sec Cap Apprec
              Stanislaus Sub Ser D...................          *     06/01/55          663,800
      1,955   California Ed Fac Auth Rev Pacific
              Graduate Sch of Psych (Acquired
              06/07/96, Cost $2,015,350) (c) (e).....        8.000   11/01/21        1,998,108
     10,450   California Hlth Fac Fin Auth Rev Hlth
              Fac Adventist Hlth Sys Ser A...........        5.000   03/01/33       10,826,409
      2,780   California Statewide Cmnty Dev Auth
              Multi-Family Rev Hsg Heritage Pointe Sr
              Ap Ser QQ (AMT) (Acquired 02/19/02,
              Cost $2,773,050) (e)...................        7.500   10/01/26        2,882,165
      4,000   California Statewide Cmnty Dev Auth Rev
              Elder Care Alliance Ser A..............        8.000   11/15/22        4,388,600
      2,000   California Statewide Cmnty Dev Auth Rev
              Notre Dame De Namur Univ...............        6.500   10/01/23        2,207,620
      2,500   California Statewide Cmnty Dev Auth Rev
              Notre Dame De Namur Univ...............        6.625   10/01/33        2,763,775
      4,750   California Statewide Cmnty Dev Auth Rev
              San Francisco Art Institute (Acquired
              07/05/02, Cost $4,750,000) (e).........        7.375   04/01/32        5,100,122
      5,420   California Statewide Cmnty Dev Auth Rev
              Thomas Jefferson Sch of Law
              (Prerefunded @ 10/01/11)...............        7.750   10/01/31        6,375,654
      3,220   California Statewide Cmnty Hosp Napa
              Vly Proj Ser A.........................        7.000   01/01/34        3,400,191
      2,000   California Statewide Cmnty Insd Hlth
              Fac LA Jewish Home (CA MTG Insd).......        5.500   11/15/33        2,167,360
     10,000   California St (MBIA Insd) (f)..........        5.000   02/01/31       10,549,800
        150   California St (Prerefunded @
              9/01/10)...............................        5.250   09/01/26          159,774
     30,400   California St (f)......................        5.000   09/01/26       32,667,840
     20,000   California St (AMBAC Insd) (f).........        5.000   03/01/34       21,324,800
      1,360   Chino, CA Fac Dist No 3 Impt Area 1....        5.750   09/01/34        1,438,649

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              CALIFORNIA (CONTINUED)
$     2,850   Contra Costa Cnty, CA Multi-Family Hsg
              Rev Ser C (AMT) (Acquired 06/08/99,
              Cost $2,850,000) (e)...................        6.750%  12/01/30   $    2,991,218
      1,500   Corona Norco, CA Uni Sch D Ser A.......        5.700   09/01/29        1,547,940
      1,885   Fontana, CA Spl Tax Cmnty Fac Dist No
              11 Ser B...............................        6.500   09/01/28        2,022,228
      3,695   Fontana, CA Spl Tax Cmnty Fac Dist No
              22 Sierra..............................        5.850   09/01/25        3,954,500
      3,000   Fontana, CA Spl Tax Cmnty Fac Dist No
              22 Sierra..............................        6.000   09/01/34        3,221,460
     25,380   Golden St Tob Sec Corp CA Tob
              Settlement Rev Ser A (f)...............        5.000   06/01/45       26,569,687
     42,700   Golden St Tob Sec Corp CA Tob
              Settlement Rev Ser A (AMBAC Insd)
              (f)....................................        5.000   06/01/45       45,079,991
      2,250   Golden St Tob Sec Ser 2003-A-1 Ser A...        6.625   06/01/40        2,566,598
     15,685   Golden St Tob Sec Ser 2003-A-1 Ser A...        6.750   06/01/39       18,051,082
      1,000   Imperial Beach, CA Pub Palm Ave Coml
              Redev Proj Ser A.......................        5.850   06/01/28        1,059,690
      3,000   Imperial Beach, CA Pub Palm Ave Coml
              Redev Proj Ser A.......................        6.000   06/01/33        3,205,530
      1,500   Indio, CA Redev Agy Tax Alloc Sub
              Merged Proj Area Ser B.................        6.375   08/15/33        1,656,180
      1,000   Indio, CA Redev Agy Tax Alloc Sub
              Merged Proj Area Ser B.................        6.500   08/15/34        1,112,110
      1,000   Irvine, CA Impt Bd Act 1915 Assmt Dist
              No 00 18 Grp 4.........................        5.375   09/02/26        1,030,970
      1,500   Irvine, CA Impt Bd Act 1915 Assmt Dist
              No 03 19 Grp 2.........................        5.500   09/02/29        1,546,965
      4,000   Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac
              Dist No 4 Ser A........................        5.700   09/01/34        4,126,880
      2,230   Lake Elsinore, CA Pub Fin Auth Loc Agy
              Rev Ser F..............................        7.100   09/01/20        2,324,931
      3,500   La Verne, CA Ctf Partn Brethren
              Hillcrest Home-B.......................        6.625   02/15/25        3,908,100
      2,265   Lincoln, CA Spl Tax Cmnty Fac Dist No
              2003 Ser 1.............................        6.000   09/01/34        2,375,487
        655   Los Angeles, CA Cmnty Fac Dist Spl Tax
              No 3 Cascades Business Pk..............        6.400   09/01/22          676,163
      8,400   Los Angeles, CA Hbr Dept Rev Rfdg Ser B
              (AMT) (FGIC Insd) (f)..................        5.000   08/01/23        9,119,544
     14,060   Los Angeles, CA Hbr Dept Rev Rfdg Ser B
              (AMT) (FGIC Insd) (f)..................        5.000   08/01/24       15,237,173
      6,515   Millbrae, CA Residential Fac Rev
              Magnolia of Millbrae Proj Ser A
              (AMT)..................................        7.375   09/01/27        6,783,809
      1,000   Moreno Valley, CA Spl Tax Towngate
              Cmnty Fac Dist 87-1....................        7.125   10/01/23        1,008,780

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              CALIFORNIA (CONTINUED)
$     2,000   Murrieta, CA Cmnty Fac Dist No 2 Oaks
              Impt Area Ser B........................        6.000%  09/01/34   $    2,154,340
      3,645   Norco, CA Spl Tax Cmnty Fac Dist No
              01-1 (Prerefunded @ 9/01/12)...........        6.750   09/01/22        4,320,018
        955   Oakley, CA Pub Fin Auth Rev............        6.000   09/02/28          985,254
        955   Oakley, CA Pub Fin Auth Rev............        6.000   09/02/34          985,235
      4,000   Perris, CA Cmnty Fac Dist Spl Tax No
              01-2 Ser A.............................        6.375   09/01/32        4,377,120
      1,860   Perris, CA Pub Fin Auth Loc Agy Rev Ser
              D......................................        7.875   09/01/25        1,884,664
      1,845   Riverside, CA Uni Sch Dist Tax Cmnty
              Fac Dist 15 Impt Area 1................        5.600   09/01/34        1,903,025
      1,375   San Diego, CA Cmnty Fac Ser A (Acquired
              06/30/06, Cost $1,375,000) (e).........        5.700   09/01/26        1,406,103
      4,000   San Diego, CA Cmnty Fac Ser A (Acquired
              06/30/06, Cost $4,000,000) (e).........        5.750   09/01/36        4,093,320
      2,000   San Jose, CA Cmnty Fac Dist Spl Tax No
              9 Bailey Hwy 101.......................        6.600   09/01/27        2,209,120
      2,630   San Jose, CA Cmnty Fac Dist Spl Tax No
              9 Bailey Hwy 101.......................        6.650   09/01/32        2,897,050
      8,120   San Jose, CA Multi-Family Hsg Rev
              Helzer Courts Apt Proj Ser A (AMT).....        6.400   12/01/41        8,383,981
     10,000   San Marcos, CA Pub Fac Auth Ser B......        6.200   09/01/35       10,523,400
      1,000   San Marcos, CA Pub Fac Auth Spl Tax Rev
              Ser A..................................        5.650   09/01/36        1,041,540
      7,000   Southern CA Logistics Arpt Auth Proj
              (Prerefunded @ 12/01/13)...............        6.250   12/01/33        8,066,730
      4,000   Temecula, CA Pub Fin Auth Spl Roripaugh
              Cmnty Fac Dist 03 2....................        5.500   09/01/36        3,844,160
     10,000   Tobacco Sec Auth Northn CA Tob
              Settlement Rev Ser A-1.................        5.500   06/01/45       10,623,800
     15,000   Tobacco Sec Auth Southn CA Tob
              Settlement Ser A 1 (f).................        5.000   06/01/37       15,324,525
     23,190   Tobacco Sec Auth Southn CA Tob
              Settlement Ser A 1 (f).................        5.125   06/01/46       23,718,732
      1,665   Torrance, CA Hosp Rev Torrance Mem Med
              Ctr Ser A..............................        5.500   06/01/31        1,779,852
      1,600   Turlock, CA Hlth Fac Rev C Emanuel Med
              Ctr Inc................................        5.375   10/15/34        1,702,464
      1,000   Upland, CA Cmnty Fac Dist 2003 San
              Antonio Impt 1 A.......................        5.900   09/01/24        1,066,760
      1,500   Upland, CA Cmnty Fac Dist 2003 San
              Antonio Impt 1 A.......................        6.000   09/01/34        1,596,525
      2,000   Vallejo, CA Ctf Part Touro Univ........        7.250   06/01/16        2,137,300
      3,765   Vallejo, CA Pub Fin Auth Loc
              Hiddenbrooke Impt Dist Ser A...........        5.800   09/01/31        3,952,045

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              CALIFORNIA (CONTINUED)
$     7,115   Val Verde, CA Uni Sch Dist Fin Auth Spl
              Tax Rev Jr Lien Rfdg...................        6.250%  10/01/28   $    7,583,807
      4,000   Woodland, CA Spl Tax Cmnty Fac Dist 1
              Spring Lake............................        6.250   09/01/34        4,436,440
      1,060   Yuba City, CA Redev Agy Tax Hsg Set
              Aside Ser B (c)........................        6.000   09/01/31        1,144,652
      1,880   Yuba City, CA Redev Agy Tax Hsg Set
              Aside Ser B (c)........................        6.000   09/01/39        2,022,560
                                                                                --------------
                                                                                   442,369,476
                                                                                --------------
              COLORADO  4.6%
      2,175   Antelope Heights Met Dist CO...........        8.000   12/01/23        2,416,055
      1,450   Arvada, CO Multi-Family Rev Hsg Arvada
              Nightingale Proj Rfdg (AMT) (Acquired
              04/16/99, Cost $1,469,953) (e).........        6.250   12/01/18        1,451,276
      1,060   Beacon Pt Met Dist Co Ser A............        6.125   12/01/25        1,138,048
      1,005   Beacon Pt Met Dist Co Ser A............        6.250   12/01/35        1,082,717
      1,845   Bradburn Met Dist No 3 CO..............        7.500   12/01/33        2,067,987
      1,875   Briargate Ctr Business Impt Dist
              CO Ser A...............................        7.450   12/01/32        2,020,612
      4,000   Bromley Pk Met Dist CO No 2............        8.050   12/01/32        4,349,280
      2,000   Bromley Pk Met Dist CO No 2 Ser B......        8.050   12/01/32        2,174,640
      4,650   Broomfield Vlg Met Dist No 2 CO Impt
              Rfdg...................................        6.250   12/01/32        4,739,280
      4,835   Colorado Ed & Cultural Fac Auth Rev
              Charter Sch Frontier Academy...........        7.375   06/01/31        5,536,655
      2,500   Colorado Ed & Cultural Fac Auth Rev
              Charter Sch Platte Academy Ser A
              (Prerefunded @ 3/01/10)................        7.250   03/01/32        2,782,025
      1,005   Colorado Ed & Cultural Fac Auth Rev
              Denver Academy Rfdg Ser A..............        7.000   11/01/23        1,132,243
        810   Colorado Ed & Cultural Fac Auth Rev
              Denver Academy Rfdg Ser A..............        7.125   11/01/28          911,866
      2,100   Colorado Ed & Cultural Fac Montessori
              Sch of Denver Proj.....................        7.500   06/01/22        2,382,198
      1,100   Colorado Hlth Fac Auth Hlth &
              Residential Care Fac Volunteers of Amer
              Ser A..................................        6.000   07/01/29        1,142,647
      1,000   Colorado Hlth Fac Auth Rev Baptist Home
              Assn Ser A.............................        6.250   08/15/13        1,000,040
      5,500   Colorado Hlth Fac Auth Rev Baptist Home
              Assn Ser A.............................        6.375   08/15/24        5,517,600
      1,000   Colorado Hlth Fac Auth Rev Baptist Home
              Assn Ser B (i).........................        6.500   08/15/27          996,530
      3,000   Colorado Hlth Fac Auth Rev Christian
              Living Campus Rfdg Ser A...............        6.750   01/01/30        3,007,290
      1,590   Colorado Hlth Fac Auth Rev Christian
              Living Campus Ser A....................        6.850   01/01/15        1,610,368

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              COLORADO (CONTINUED)
$     2,000   Colorado Hlth Fac Auth Rev Christian
              Living Cmnty Proj A....................        5.750%  01/01/37   $    2,106,100
      1,000   Colorado Hlth Fac Auth Rev Evangelical
              Lutheran Ser A.........................        5.250   06/01/34        1,053,560
      4,250   Colorado Hlth Fac Auth Rev & Impt
              Volunteers Rfdg Ser A..................        5.875   07/01/28        4,399,940
        460   Colorado Hlth Fac Auth Rev Sr Living
              Fac Eaton Ter Ser A....................        6.800   07/01/09          476,638
      3,250   Colorado Hlth Fac Auth Rev Sr Living
              Fac Eaton Ter Ser A (c)................        7.250   07/01/22        3,375,775
        255   Colorado Hsg Fin Auth Single Family Pgm
              Sr B2 (AMT)............................        6.800   04/01/30          258,784
      3,000   Cottonwood Wtr & Santn Dist CO Rfdg Ser
              A......................................        7.750   12/01/20        3,065,040
      3,210   Cross Creek Met Dist No 2 CO Ltd Tax
              Rfdg...................................        6.125   12/01/37        3,310,730
     25,000   Denver, CO City & Cnty Arpt Rev Sys Ser
              A (FGIC Insd) (f)......................        5.000   11/15/23       27,073,937
     25,000   Denver, CO Convention Ctr Hotel Auth
              Rev Rfdg (f)...........................        5.000   12/01/35       26,786,250
      2,750   Denver, CO Hlth & Hosp Auth
              Rfdg Ser A.............................        6.250   12/01/33        3,118,830
      1,530   Eagle Cnty, CO Air Term Corp
              Ser A (AMT)............................        7.000   05/01/21        1,648,468
      1,160   Eagle Cnty, CO Air Term Corp
              Ser A (AMT)............................        7.125   05/01/31        1,263,228
      2,930   Eagle Riverview Affordable Hsg Corp CO
              Multi-Family Rev Ser A (c).............        6.300   07/01/29        3,059,301
      3,000   Elk Valley, CO Pub Impt Pub Impt Fee
              Ser A..................................        7.350   09/01/31        3,217,230
      5,300   Fronterra Vlg Met Dist CO (c)..........        8.050   12/01/31        5,943,897
      1,150   High Plains Met Dist CO Ser A..........        6.125   12/01/25        1,234,674
      1,750   High Plains Met Dist CO Ser A..........        6.250   12/01/35        1,885,327
      3,805   Lafayette, CO Indl Dev Rev Rocky Mtn
              Instr Proj Ser A (AMT).................        7.000   10/01/18        3,247,225
        270   Lafayette, CO Indl Dev Rev Rocky Mtn
              Instr Proj Ser B (c)...................        6.125   10/01/08          244,180
      6,460   Lake Creek Affordable Hsg Corp Hsg Proj
              Rfdg Ser A.............................        6.250   12/01/23        6,823,698
      4,500   La Plata Cnty, CO Rec Fac Rev Durango
              Mtn Resort Proj Rfdg Ser A.............        6.875   02/01/12        4,514,265
      6,200   Montrose Cnty, CO Hlthcare Fac Rev
              Homestead at Montrose Ser A............        7.000   02/01/38        6,715,406
      4,185   Montrose, CO Mem Hosp Brd..............        6.000   12/01/28        4,597,223
      3,000   Montrose, CO Mem Hosp Brd..............        6.000   12/01/33        3,287,910
      1,000   Neu Towne, CO Met Dist.................        7.250   12/01/34        1,110,360

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              COLORADO (CONTINUED)
$     2,745   North Range Met Dist No 1 CO (Acquired
              12/07/01, Cost $2,665,506) (e).........        7.250%  12/15/31   $    2,974,180
      6,450   Northwest, CO Met Dist No 3 Ltd Tax....        6.250   12/01/35        6,915,239
      6,635   Rampart Range Met Dist No 1 Rampart
              Range Met Dist No 2 Proj...............        7.750   12/01/26        7,320,130
      1,900   Rendezvous Residential Met Dist CO.....        8.000   12/01/21        2,036,819
      4,500   Salida, CO Hosp Dist Rev...............        5.250   10/01/36        4,644,495
      1,000   Serenity Ridge, CO Met Dist No 2.......        7.500   12/01/34        1,126,360
         52   Skyland Met Dist CO Gunnison Cnty
              Rfdg...................................        6.750   12/01/22           53,628
        750   Snowmass Vlg, CO Multi-Family Hsg Rev
              Rfdg Ser A.............................        8.000   09/01/14          750,323
      2,000   Southlands, CO Med Dist Met Dist No
              1......................................        7.125   12/01/34        2,232,100
        637   Tallyns Reach Met Dist No 2............        6.375   12/01/23          673,010
        925   Tallyns Reach Met Dist No 3............        6.625   12/01/23          990,629
      1,000   Tallyns Reach Met Dist No 3............        6.750   12/01/33        1,070,940
      4,790   Vista Ridge Met Dist CO................        7.500   12/01/31        5,180,193
                                                                                --------------
                                                                                   207,245,379
                                                                                --------------
              CONNECTICUT  0.5%
      3,405   Connecticut St Dev Auth First Mtg Gross
              Rev Hlthcare Proj The Elm Park Baptist
              Inc Proj...............................        5.850   12/01/33        3,674,676
      1,500   Connecticut St Dev Auth Indl Afco Cargo
              Bdl LLC Proj (AMT).....................        8.000   04/01/30        1,633,650
        500   Connecticut St Dev Auth Mystic
              Marinelife Aquar Proj Ser A............        7.000   12/01/27          515,595
      3,660   Connecticut St Hlth & Ed Fac Auth Rev
              Saint Mary's Hosp Issue Ser E..........        5.875   07/01/22        3,670,211
      3,000   Connecticut St Hlth & Ed Fac Auth Rev
              Windham Cmnty Mem Hosp Ser C...........        6.000   07/01/20        3,049,680
      4,475   Georgetown Spl Taxing Dist Ser A
              (Acquired 11/16/06, Cost $4,475,000)
              (e)....................................        5.125   10/01/36        4,510,800
      1,530   Greenwich, CT Hsg Auth Multi-Family Rev
              Hsg Greenwich Close Ser B..............        7.500   09/01/27        1,531,301
      1,085   Manchester, CT Redev Agy Multi-Family
              Mtg Rev Bennet Hsg Dev Rfdg (Acquired
              09/05/96, Cost $1,029,607) (c) (e).....        7.200   12/01/18        1,138,230
      2,547   New Britain, CT Hsg Auth Multi-Family
              Rev Hsg Franklin Square Manor Proj
              (AMT)..................................        7.000   07/01/21        2,908,674
        785   New Haven, CT Indl Fac Rev Adj Govt Ctr
              Thermal Energies (AMT).................        7.250   07/01/09          786,437
                                                                                --------------
                                                                                    23,419,254
                                                                                --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              DELAWARE  0.1%
$     2,000   Mashantucket Westn Pequot Tribe Ser A
              (g)....................................        5.500%  09/01/36   $    2,137,600
      4,055   Wilmington, DE Multi-Family Rent Rev
              Hsg Electra Arms Sr Assoc Proj (AMT)...        6.250   06/01/28        4,170,770
                                                                                --------------
                                                                                     6,308,370
                                                                                --------------
              DISTRICT OF COLUMBIA  0.2%
     28,940   District Columbia Tob Settlement Fin
              Corp Cap Apprec Ser A..................          *     06/15/46        2,717,756
     17,500   District Columbia Tob Settlement Fin
              Corp Cap Apprec Ser B..................          *     06/15/46        1,552,775
     67,660   District Columbia Tob Settlement Fin
              Corp Cap Apprec Ser C..................          *     06/15/55        2,685,425
      1,545   District of Columbia Rev Methodist Home
              Issue..................................        6.000   01/01/29        1,582,327
                                                                                --------------
                                                                                     8,538,283
                                                                                --------------
              FLORIDA  12.2%
      1,800   Anthem Pk Cmnty Dev Dist FL Cap Impt
              Rev....................................        5.800   05/01/36        1,893,924
      7,500   Bartram Pk Cmnty Dev Dist FL...........        5.400   05/01/37        7,585,200
     10,145   Beacon Lakes, FL Cmnty Dev Ser A.......        6.900   05/01/35       11,186,384
        990   Bellalago Ed Fac Benefits Dev Ser B....        5.800   05/01/34        1,039,856
      1,975   Bluewaters Cmnty Dev Dist of FL........        6.000   05/01/35        2,111,374
        145   Bobcat Trail Cmnty, FL Dev Dist Cap
              Impt Rev Ser B.........................        6.750   05/01/07          145,181
      1,830   Boca Raton, FL Hsg Auth Mtg Hsg First
              Lien Banyan Pl Sr Apts Rfdg (Acquired
              03/23/06, Cost $1,787,141) (e).........        5.800   10/01/26        1,846,488
      2,355   Boca Raton, FL Hsg Auth Mtg Hsg First
              Lien Banyan Pl Sr Apts Rfdg (Acquired
              03/23/06, Cost $2,322,195) (e).........        5.900   10/01/36        2,381,564
      3,000   Boca Raton, FL Hsg Auth Mtg Hsg Rev
              First Lien Banyan Pl Sr Living Ser A
              (Prerefunded @ 10/01/07)...............        7.150   04/01/31        3,143,580
        910   Boca Raton, FL Hsg Auth Mtg Hsg Second
              Lien Banyan Pl Sr Living Ser B
              (Prerefunded @ 10/01/07) (c)...........        8.700   10/01/32          964,909
      3,000   Bonnet Creek Resort Cmnty Dev Dist FL
              Spl Assmt..............................        7.375   05/01/34        3,310,110
      5,000   Bonnet Creek Resort Cmnty Dev Dist FL
              Spl Assmt..............................        7.500   05/01/34        5,545,900
      1,475   Brighton Lakes Cmnty Dev Dist Ser A....        6.125   05/01/35        1,586,495
      3,500   Capital Tr Agy FL Rev Ft Lauderdale
              Proj (AMT).............................        5.750   01/01/32        3,683,120
      2,500   Capital Tr Agy FL Rev Sub Orlando Proj
              (AMT)..................................        6.750   01/01/32        2,715,075
      3,670   Championsgate Cmnty Dev Dist Ser A.....        6.250   05/01/20        3,813,460

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              FLORIDA (CONTINUED)
$     2,320   Citrus Cnty, FL Hosp Brd Rev Citrus Mem
              Hosp Rfdg..............................        6.250%  08/15/23   $    2,573,205
      2,500   Citrus Cnty, FL Hosp Brd Rev Citrus Mem
              Hosp Rfdg..............................        6.375   08/15/32        2,780,100
      1,500   City Ctr Cmnty Dev Dist FL Spl Assmt
              Rev Ser A..............................        6.125   05/01/36        1,557,510
      6,265   Connerton West Cmnty Dev FL Ser A
              (c)....................................        5.375   05/01/37        6,383,596
      2,000   Connerton West Cmnty Dev FL Ser A......        5.950   05/01/36        2,102,200
      2,400   Cutler Cay, FL Cmnty Dev Dist..........        6.300   05/01/34        2,610,288
      2,935   Double Branch Cmnty Dev Dist FL Spl
              Assmt Ser A............................        6.700   05/01/34        3,245,200
      9,250   Escambia Cnty, FL Environmental Ser A
              (AMT)..................................        5.750   11/01/27        9,882,422
     10,000   Fiddlers Creek Cmnty Dev Dist No 2 FL
              Spl Assmt Rev Ser A (Acquired 05/28/03,
              Cost $9,965,746) (e)...................        6.375   05/01/35       10,715,500
      2,000   Fleming Is Plantation Cmnty Ser B......        7.375   05/01/31        2,168,640
      4,455   Florida Hsg Fin Corp Multi-Family Hsg
              Whistlers Cove Apt Proj (AMT)..........        6.500   01/01/39        4,565,217
      7,805   Florida Hsg Fin Corp Multi-Family Mtg
              Cutler Glen & Meadows Ser U............        6.500   10/01/33        8,517,675
      4,760   Florida Hsg Fin Corp Rev Hsg Beacon
              Hill Apt Ser C (AMT)...................        6.610   07/01/38        4,931,788
      9,170   Florida Hsg Fin Corp Rev Hsg Cypress
              Trace Apt Ser G (AMT)..................        6.600   07/01/38        9,485,356
     11,510   Florida Hsg Fin Corp Rev Hsg Westbrook
              Apt Ser U (AMT)........................        6.450   01/01/39       11,928,043
      5,805   Florida Hsg Fin Corp Rev Hsg Westchase
              Apt Ser B (AMT)........................        6.610   07/01/38        5,997,494
      1,965   Greyhawk Landing Cmnty Dev Dist FL Spl
              Assmt Rev Ser A........................        7.000   05/01/33        2,165,961
      8,000   Halifax Hosp Med Ctr FL Hosp Rev Impt
              Rfdg Ser A.............................        5.375   06/01/46        8,554,320
        230   Heritage Harbor Cmnty Dev Dist FL Rev
              Rec....................................        7.750   05/01/23          231,157
        780   Heritage Harbor Cmnty Dev Dist FL Rev
              Spl Assmt Ser A........................        6.700   05/01/19          792,230
     11,500   Highlands Cnty, FL Hlth Fac Auth Rev
              Hosp (f)...............................        5.375   11/15/35       12,735,215
      2,000   Highlands, FL Cmnty Dev Dist Spl
              Assmt..................................        5.550   05/01/36        2,068,500
      3,500   Hillsborough Cnty, FL Hsg Fin Hsg
              Clipper Cove Apt Proj Ser A (AMT)......        7.375   07/01/40        3,766,560
      5,200   Hillsborough Cnty, FL Indl Dev Auth
              Hosp Rev Tampa Gen Hosp Proj Ser B.....        5.250   10/01/34        5,505,708

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              FLORIDA (CONTINUED)
$     2,505   Hillsborough Cnty, FL Indl Dev Auth
              Hosp Rev Tampa Gen Hosp Proj (f).......        5.250%  10/01/26   $    2,718,150
      7,500   Hillsborough Cnty, FL Indl Dev Auth
              Hosp Rev Tampa Gen Hosp Proj (f).......        5.000   10/01/36        7,877,150
      9,000   Hillsborough Cnty, FL Indl Dev Auth
              Hosp Rev Tampa Gen Hosp Proj (f).......        5.250   10/01/41        9,625,680
      8,450   Hillsborough Cnty, FL Indl Dev Tampa
              Electric Co Proj.......................        5.500   10/01/23        8,865,233
      1,790   Islands at Doral FL....................        6.375   05/01/35        1,940,270
      2,965   Islands at Doral III Cmnty Ser 2004
              A......................................        5.900   05/01/35        3,107,379
     20,000   Jea, FL Wtr & Swr Sys Rev (MBIA Insd)
              (f)....................................        4.750   10/01/40       20,577,500
      3,190   Kendall Breeze Cmnty Dev Dist (c)......        6.625   11/01/33        3,490,913
      2,345   Kendall Breeze Cmnty Dev Dist (c)......        6.700   11/01/23        2,584,002
      1,430   Keys Cove Cmnty Dev Dist FL Assmt Rev..        5.875   05/01/35        1,525,781
        920   Lake Bernadette, FL Cmnty Dev Dist Spl
              Assmt Rev Ser A........................        8.000   05/01/17          932,429
      4,000   Landmark at Doral Cmnty Dev Ser A......        5.500   05/01/38        4,113,800
      8,895   Largo, FL Sun Coast Hlth Sys Rev Hosp
              Rfdg...................................        6.300   03/01/20        8,751,346
      3,150   Lee Cnty, FL Indl Dev Auth Hlthcare
              Cypress Cove Hlthpk Ser A..............        6.375   10/01/25        3,241,161
      6,000   Lee Cnty, FL Indl Dev Auth Hlthcare Fac
              Rev Cypress Cove Hlthpk Ser A..........        6.750   10/01/32        6,499,680
      5,790   Leon Cnty, FL Ed Fac Auth Rev Southgate
              Residence Hall Rfdg Ser A..............        6.750   09/01/28        6,010,831
      2,875   Marshall Creek Cmnty Dev Dist FL Spl
              Assmt Ser A............................        7.650   05/01/32        3,129,725
      5,000   Miami Beach, FL Hlth Fac Auth Hosp Mt
              Sinai Med Ctr FL Rfdg (Acquired
              04/26/04, Cost $4,823,445) (e).........        6.750   11/15/29        5,798,000
        105   Miami Beach, FL Hlth Fac Auth Hosp Rev
              Mt Sinai Med Ctr FL Proj...............        5.375   11/15/18          107,477
      3,605   Miami Beach, FL Hlth Fac Auth Hosp Rev
              Mt Sinai Med Ctr FL Proj...............        5.375   11/15/28        3,680,813
      2,175   Miami Beach, FL Hlth Fac Auth Hosp Rev
              Mt Sinai Med Ctr Ser A.................        6.125   11/15/11        2,353,024
      1,000   Miami Beach, FL Hlth Fac Auth Hosp Rev
              Mt Sinai Med Ctr Ser A.................        6.700   11/15/19        1,113,370
      3,465   Miami Beach, FL Hlth Fac Auth Hosp Rev
              Mt Sinai Med Ctr Ser A.................        6.800   11/15/31        3,890,121
     25,000   Miami Dade Cnty, FL Sch Brd Ctf Partn
              Ser D (FGIC Insd) (f)..................        5.000   08/01/29       26,337,250
      3,480   Midtown Miami, FL Cmnty Dev Dist Pkg
              Garage Proj Ser A......................        6.250   05/01/37        3,815,576

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              FLORIDA (CONTINUED)
$     6,520   Midtown Miami, FL Cmnty Dev Ser B......        6.500%  05/01/37   $    7,258,455
      4,485   Miromar Lakes Cmnty Dev Dist
              Rfdg Ser B.............................        7.250   05/01/12        4,962,966
      1,575   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
              Proj Rfdg Ser A........................        5.250   08/15/13        1,577,237
      3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
              Proj Rfdg Ser A........................        5.750   08/15/18        3,039,420
      3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
              Proj Rfdg Ser A (c)....................        6.750   08/15/25        3,086,490
        275   North Broward, FL Hosp Dist Rev Impt...        6.000   01/15/31          296,304
      2,725   North Broward, FL Hosp Dist Rev Impt
              (Prerefunded @ 1/15/11)................        6.000   01/15/31        2,999,762
      2,285   Northern Palm Beach Cnty Dist FL Impt
              Wtr Ctl & Impt Unit Dev No 16 Rfdg.....        7.500   08/01/24        2,458,477
      2,500   Northern Palm Beach Cnty Impt Dist FL
              Impt Wtr Ctl & Impt Unit Dev No 16.....        7.000   08/01/32        2,702,400
      4,360   Northern Palm Beach Cnty Impt Dist FL
              Impt Wtr Ctl & Impt Unit Dev No 2A.....        6.400   08/01/33        4,608,215
      1,500   Northern Palm Beach Cnty Impt Dist FL
              Impt Wtr Ctl & Impt Unit Dev No 43.....        6.125   08/01/31        1,575,120
      1,393   North Springs, FL Impt Dist Spl Assmt
              Rev....................................        7.000   05/01/19        1,423,952
      1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp
              Adventist Hlth Sys (Prerefunded @
              11/15/10)..............................        6.375   11/15/20        1,109,020
      2,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp
              Adventist Hlth Sys (Prerefunded @
              11/15/10)..............................        6.500   11/15/30        2,226,780
      3,915   Orange Cnty, FL Hlth Fac Auth Rev Hosp
              Hlthcare Ser E.........................        6.000   10/01/26        4,166,930
         85   Orange Cnty, FL Hlth Fac Auth Rev Hosp
              Hlthcare Ser E (Prerefunded @
              10/01/09)..............................        6.000   10/01/26           91,229
      2,000   Orange Cnty, FL Hlth Fac Auth Rev
              Westminster Cmnty Care.................        6.600   04/01/24        2,084,680
        670   Orange Cnty, FL Hlth Fac Auth
              Westminster Cmnty Care.................        6.500   04/01/12          697,437
      2,125   Orange Cnty, FL Hsg Fin Auth Hsg
              Alhambra Trace Apt Proj Ser C..........        7.000   04/01/28        2,286,904
      2,535   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Mtg Hands Inc Proj Ser A
              (Acquired 06/19/95, 11/24/99, 03/31/00;
              Cost $2,550,979) (e)...................        7.000   10/01/25        2,728,826
      4,120   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Hsg Governors Manor
              Apt F-4................................        7.250   10/01/31        4,441,360

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              FLORIDA (CONTINUED)
$       845   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Hsg Lake Davis Apt
              Proj F-1...............................        7.250%  10/01/31   $      910,910
        845   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Hsg Lake Jennie Phase
              II Proj F-3............................        7.250   10/01/31          910,910
        220   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Hsg Lake Jennie Phase
              I Proj F-2 (c).........................        7.250   10/01/31          237,160
        350   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Hsg Mellonville Trace
              Apt F-5 (c)............................        7.250   10/01/31          377,300
      1,720   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Mtg Hands Inc Proj Ser
              A (Acquired 06/19/95, Cost $1,720,000)
              (c) (e)................................        7.000   10/01/15        1,866,097
      2,365   Overoaks, FL Cmnty Dev Dist Cap Impt
              Rev....................................        8.250   05/01/17        2,418,851
        990   Overoaks, FL Cmnty Dev Dist Ser A......        6.125   05/01/35        1,062,923
      9,830   Palm Beach Cnty, FL Hsg Fin Auth
              Multi-Family Hsg Lake Delray Apt Proj
              Ser A (AMT)............................        6.400   01/01/31       10,271,564
      1,875   Parklands Lee Cmnty Dev Dist FL Spl
              Assmt Ser A............................        5.800   05/01/35        1,957,988
      3,970   Parklands West Cmnty Dev Dist Spl Assmt
              Ser A..................................        6.900   05/01/32        4,295,024
      1,240   Pentathlon Cmnty Dev Dist Spl Assmt Rev
              FL (c).................................        6.700   11/01/23        1,361,681
      1,720   Pentathlon Cmnty Dev Dist Spl Assmt Rev
              FL (c).................................        6.750   11/01/33        1,877,432
      4,925   Pier Park, FL Cmnty Dev Dist Ser 1.....        7.150   05/01/34        5,315,011
      2,810   Pine Air Lakes Cmnty Dev Dist FL Spl
              Assmt Rev..............................        7.250   05/01/33        3,070,262
      2,465   Pine Is Cmnty Dev Dist FL Spl Assmt....        5.750   05/01/35        2,570,157
      7,695   Pinellas Cnty, FL Ed Fac Auth
              Clearwater Christian College Ser A
              (Acquired 09/05/01, Cost $7,356,497)
              (e)....................................        7.250   09/01/31        8,254,119
      5,680   Pinellas Cnty, FL Hlth Fac Auth Oaks of
              Clearwtr Proj..........................        6.250   06/01/34        6,158,938
      1,750   Pine Ridge Plantation Cmnty Ser A......        5.400   05/01/37        1,762,268
        690   Piney Z Cmnty Dev Dist FL Cap Impt Rev
              Ser A..................................        7.250   05/01/19          710,886
      1,895   Poinciana Cmnty Dev Dist FL Ser A......        7.125   05/01/31        2,035,363
      8,220   Port Saint Lucie, FL Spl Assmt Rev
              Glassman Spl Assmt Dist Ser C..........        6.750   07/01/23        8,774,275
      5,000   Reunion West Cmnty Dev Dist............        6.250   05/01/36        5,340,100

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              FLORIDA (CONTINUED)
$     3,850   Saddlebrook, FL Cmnty Ser A............        6.900%  05/01/33   $    4,168,395
         10   Saddlebrook, FL Cmnty Ser B............        6.250   05/01/09           10,067
      1,000   Saint John's Cnty, FL Indl Dev Auth
              Bayview Proj Ser A.....................        7.100   10/01/16        1,015,280
      3,500   Saint John's Cnty, FL Indl Dev Auth
              Glenmoor Proj Ser A (d)................        5.375   01/01/40        3,594,745
      2,365   Saint John's Cnty, FL Indl Dev Auth
              Hlthcare Glenmoor Saint John's Proj Ser
              A......................................        8.000   01/01/17        2,662,966
      6,900   Saint John's Cnty, FL Indl Dev Auth
              Hlthcare Glenmoor Saint John's Proj Ser
              A......................................        8.000   01/01/30        7,769,331
      4,000   Saint John's Cnty, FL Indl Dev Auth
              Hlthcare Rev Bayview Proj Ser A........        7.100   10/01/26        4,047,280
      2,910   Sausalito Bay Cmnty Dev Dist FL Spl
              Assmt (c)..............................        6.200   05/01/35        3,123,274
      2,960   Seven Oaks, FL Cmnty Dev Dist II Spl
              Assmt Rev Ser A........................        5.875   05/01/35        3,101,429
      1,945   Seven Oaks, FL Cmnty Dev Dist II Spl
              Assmt Rev Ser A........................        6.400   05/01/34        2,107,583
      4,655   South Dade Venture Cmnty Dev...........        6.900   05/01/33        5,151,875
      2,115   South Lake Cnty Hosp Dist FL South Lake
              Hosp Inc...............................        6.375   10/01/28        2,377,070
      3,000   South Lake Cnty Hosp Dist FL South Lake
              Hosp Inc...............................        6.375   10/01/34        3,360,390
      1,500   Sterling Hill Cmnty Dev Dist FL Cap
              Impt & Rev Ser A.......................        6.200   05/01/35        1,609,935
      3,000   Stonebrier Cmnty Dev Dist FL...........        5.500   05/01/37        3,080,820
        115   Stoneybrook West Cmnty Dev Dist FL Spl
              Assmt Rev Ser B........................        6.450   05/01/10          115,912
        920   Stoneybrook West Cmnty Dev Ser A.......        7.000   05/01/32          987,445
     11,875   Tallahassee, FL Hlth Fac Rev
              Tallahassee Mem Hlthcare Proj..........        6.375   12/01/30       12,835,688
      1,645   Tamarac, FL Indl Dev Rev Sun Belt
              Precision Prods Inc (AMT)..............        6.500   08/01/17        1,652,106
      3,000   Tampa, FL Hosp Rev Cap Impt-H Lee
              Moffitt Ser A..........................        5.750   07/01/29        3,136,650
      1,485   Town Ctr at Palm Coast Cmnty Dev Dist
              FL Cap Impt Rev........................        6.000   05/01/36        1,561,478
      1,235   Trails at Monterey Cmnty Dev Dist FL
              Spl Assmt (c)..........................        6.500   05/01/23        1,343,519
      1,715   Trails at Monterey Cmnty Dev Dist FL
              Spl Assmt (c)..........................        6.750   05/01/33        1,872,231
      1,480   Turnbull Creek Cmnty Dev Dist FL Spl
              Assmt..................................        5.800   05/01/35        1,550,241

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              FLORIDA (CONTINUED)
$     2,478   University Square Cmnty Dev Dist FL Cap
              Impt Rev (Acquired 10/07/99, Cost
              $2,478,000) (e)........................        6.750%  05/01/20   $    2,636,196
      4,350   Venetian Isles, FL Ser A...............        6.750   05/01/33        4,814,015
      4,760   Verandah West Cmnty Dev Dist Cap Impt
              Ser B..................................        6.625   05/01/33        5,216,056
      1,925   Vista Lakes Cmnty Dev Dist FL Cap Impt
              Rev Ser A..............................        6.750   05/01/34        2,103,101
        890   Vista Lakes Cmnty Dev Dist FL Cap Impt
              Rev Ser A..............................        7.200   05/01/32          958,459
        950   Waterchase Cmnty Dev Dist FL Ser A.....        6.700   05/01/32        1,021,896
      2,780   Waterlefe Cmnty Dev Dist FL............        8.125   10/01/25        2,791,926
      1,258   Westchase East Cmnty, FL Dev Dist Cap
              Impt Rev...............................        7.500   05/01/17        1,260,480
      1,695   Westchase East Cmnty, FL Dev Dist Impt
              Rev....................................        7.300   05/01/18        1,713,255
      2,000   West Vlgs Impt Dist FL Rev Spl Assmt
              Unit of Dev No 3.......................        5.500   05/01/37        2,031,540
      2,000   World Comm Cmnty Dev Dist Ser A........        6.250   05/01/22        2,157,480
      4,325   World Comm Cmnty Dev Dist Ser A........        6.500   05/01/36        4,658,890
                                                                                --------------
                                                                                   551,263,353
                                                                                --------------
              GEORGIA  2.8%
      5,250   Americus Sumter Cnty, GA Hosp Auth Rev
              South GA Methodist Rfdg Ser A..........        6.375   05/15/29        5,439,945
      1,290   Athens Clarke Cnty, GA Residential Care
              Fac for the Elderly Auth Rev...........        6.350   10/01/17          963,733
      1,720   Athens Clarke Cnty, GA Residential Care
              Fac for the Elderly Auth Rev...........        6.375   10/01/27        1,288,400
      1,845   Atlanta, GA Tax Alloc Atlantic Sta
              Proj...................................        7.750   12/01/14        2,052,138
      3,000   Atlanta, GA Tax Alloc Atlantic Sta
              Proj...................................        7.900   12/01/24        3,352,020
      3,515   Atlanta, GA Urban Residential Fin Auth
              Multi-Family Rev John Eagan Proj Ser A
              (AMT)..................................        6.750   07/01/30        3,647,059
     40,000   Atlanta, GA Wtr & Waste Wtr Rev (FSA
              Insd) (f)..............................        5.000   11/01/37       42,654,400
     10,000   Atlanta, GA Wtr & Waste Wtr Rev (FSA
              Insd) (f)..............................        5.000   11/01/34       10,663,600
      1,000   Brunswick & Glynn Cnty, GA Dev GA
              Pacific Corp Proj Rfdg (AMT)...........        5.550   03/01/26        1,007,590
      5,250   Crisp Cnty, GA Dev Auth Intl Paper Co
              Proj Rfdg Ser A (AMT)..................        6.200   02/01/20        5,676,300
      2,000   Effingham Cnty, GA Dev Auth Solfort
              James Proj (AMT).......................        5.625   07/01/18        2,040,140
      2,250   Effingham Cnty, GA Indl Dev Auth GA
              Pacific Corp Proj Rfdg.................        6.500   06/01/31        2,398,388

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              GEORGIA (CONTINUED)
$     1,000   Fulton Cnty, GA Residential Care
              Canterbury Crt Proj Ser A..............        6.125%  02/15/26   $    1,061,210
      1,750   Fulton Cnty, GA Residential Care
              Canterbury Crt Proj Ser A..............        6.125   02/15/34        1,852,043
      3,520   Fulton Cnty, GA Residential Care Saint
              Anne's Terrace Proj Rfdg...............        7.625   12/01/33        3,987,702
      1,025   Fulton Cnty, GA Residential Care Sr
              Lien RHA Asstd Living Ser A............        6.900   07/01/19        1,081,098
      4,810   Fulton Cnty, GA Residential Care Sr
              Lien RHA Asstd Living Ser A............        7.000   07/01/29        5,069,211
      2,930   Renaissance on Peachtree Unit Ctf......        6.000   10/01/25        2,374,970
      1,000   Richmond Cnty, GA Dev Auth Intl Paper
              Co Proj Rfdg Ser A (AMT)...............        6.000   02/01/25        1,075,170
      2,500   Rockdale Cnty, GA Dev Auth Solid Waste
              Disp Visy Paper Inc Proj (AMT).........        7.500   01/01/26        2,523,500
        920   Savannah, GA Econ Dev Auth Rev First
              Mtg Marshes of Skidway Ser A...........        7.400   01/01/24        1,018,449
      3,650   Savannah, GA Econ Dev Auth Rev First
              Mtg Marshes of Skidway Ser A...........        7.400   01/01/34        4,025,512
     20,685   Tax Exempt Grantor Tr Sr Tier Ser A....        6.000   10/01/25       19,410,804
                                                                                --------------
                                                                                   124,663,382
                                                                                --------------
              HAWAII  0.7%
      8,500   Hawaii Pac Hlth Spl Purp Rev Ser A.....        5.600   07/01/33        9,057,855
      3,000   Hawaii St Dept Budget & Fin Kahala Nui
              Proj Ser A.............................        7.875   11/15/23        3,504,660
      5,300   Hawaii St Dept Budget & Fin Spl Purp
              Rev Kahala Nui Proj Ser A..............        7.400   11/15/17        6,054,190
      2,500   Hawaii St Dept Budget & Fin Spl Purp
              Rev Kahala Nui Proj Ser A..............        8.000   11/15/33        2,930,250
      5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser
              A......................................        6.300   07/01/22        5,529,300
      5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser
              A......................................        6.375   07/01/32        5,541,500
                                                                                --------------
                                                                                    32,617,755
                                                                                --------------
              IDAHO  0.2%
      5,350   Gooding Cnty, ID Indl Dev Intrepid
              Technology & Res Proj (AMT) (Acquired
              11/03/06, Cost $5,356,688) (e).........        7.500   11/01/24        5,407,031
      4,090   Idaho Hlth Fac Auth Rev Vly Vista Care
              Rfdg Ser A.............................        7.875   11/15/29        4,288,447
                                                                                --------------
                                                                                     9,695,478
                                                                                --------------
              ILLINOIS  10.3%
      3,835   Antioch Vlg, IL Spl Svc Area No 1 Spl
              Tax Deercrest Proj.....................        6.625   03/01/33        4,115,952
      5,700   Antioch Vlg, IL Spl Svc Area No 2 Spl
              Tax Clublands Proj.....................        6.625   03/01/33        6,117,582
      4,475   Bolingbrook, IL Spl Svc Area No 01-1...        7.375   07/01/31        4,887,192

 26                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              ILLINOIS (CONTINUED)
$     4,000   Bolingbrook, IL Spl Svc Area No 1 Spl
              Tax Augusta Vlg Proj (Acquired
              11/13/02, Cost $4,009,000) (e).........        6.750%  03/01/32   $    4,324,200
      1,990   Bolingbrook, IL Spl Svc Area No 1 Spl
              Tax Augusta Vlg Proj Ser 2004..........        6.250   03/01/32        2,071,590
      3,965   Bolingbrook, IL Spl Svc Area No 3 Spl
              Tax Lakewood Ridge Proj................        7.050   03/01/31        4,263,208
      2,000   Carol Stream, IL First Mtg Rev Windsor
              Park Manor Proj Rfdg (Prerefunded @
              12/01/07)..............................        7.200   12/01/14        2,102,460
        213   Cary, IL Spl Tax Spl Svc Area No 1
              Cambridge Ser A (j)....................        7.500   03/01/10          227,090
        872   Cary, IL Spl Tax Svc Area No 1
              Cambridge Ser A (Prerefunded @
              03/01/10)..............................        7.625   03/01/30          984,915
      1,750   Chicago, IL Increment Alloc Diversey/
              Narragansett Proj Nt (Acquired
              08/01/06, Cost $1,868,173) (e).........        7.460   02/15/26        1,883,332
     31,940   Chicago, IL Met Wtr Reclamation Dist
              Gtr Chicago Rfdg (f)...................        5.000   12/01/29       34,510,052
      5,690   Chicago, IL Midway Arpt Rev Drivers Ser
              229 (FSA Insd) (Acquired 09/19/01, Cost
              $5,899,111) (c) (e) (f)................        6.668   01/01/18        6,502,077
        155   Chicago, IL Neighborhoods Alive (FGIC
              Insd) (Prerefunded @ 07/01/10).........        6.000   01/01/28          169,179
     10,000   Chicago, IL O'Hare Intl Arpt Rev (MBIA
              Insd) (f)..............................        5.250   01/01/27       10,675,350
     15,000   Chicago, IL O'Hare Intl Arpt Rev (MBIA
              Insd) (f)..............................        5.000   01/01/29       16,235,813
    108,180   Chicago, IL O'Hare Intl Arpt Rev Ser A
              (FGIC Insd) (f)........................        5.000   01/01/33      115,796,413
     10,000   Chicago, IL O'Hare Intl Arpt Rev Ser A
              (MBIA Insd) (f)........................        5.250   01/01/26       10,823,875
      4,000   Chicago, IL Spl Assmt Lake Shore East
              Proj...................................        6.750   12/01/32        4,360,480
      1,140   Chicago, IL Tax Increment Alloc Read
              Dunning Ser B (ACA Insd)...............        7.250   01/01/14        1,165,946
     20,000   Cook County, IL Cap Impt Ser B (MBIA
              Insd) (f)..............................        5.000   11/15/29       21,372,500
      4,985   Cortland, IL Spl Svc Area No 01 Spl Tax
              Neucort Lakes Proj (c).................        6.875   03/01/32        5,376,771
      3,000   Gilberts, IL Spl Svc Area No 9 Spl Tax
              Big Timber Proj (Prerefunded @
              03/01/11) (k)..........................        7.750   03/01/27        3,519,300
      2,500   Godfrey, IL Rev Utd Methodist Vlg Ser
              A......................................        5.875   11/15/29        2,108,400
      3,250   Hoopeston, IL Hosp Cap Impt Rev
              Hoopeston Cmnty Mem Hosp Rfdg..........        6.550   11/15/29        3,301,155

See Notes to Financial Statements                                             27

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              ILLINOIS (CONTINUED)
$     2,760   Huntley, IL Increment Alloc Rev Huntley
              Redev Proj Ser A.......................        8.500%  12/01/15   $    2,844,125
      3,987   Huntley, IL Spl Svc Area No 10 Ser A...        6.500   03/01/29        4,203,574
      4,386   Huntley, IL Spl Svc Area No 6..........        6.750   02/01/25        4,566,001
      3,850   Huntley, IL Spl Svc Area No 7..........        6.300   03/01/28        4,042,885
      3,100   Illinois Dev Fin Auth Rev Midwestern
              Univ Ser B.............................        6.000   05/15/31        3,343,195
      2,000   Illinois Fin Auth Rev Clare Wtr Tower
              Proj Ser A.............................        6.000   05/15/25        2,096,960
      4,000   Illinois Fin Auth Rev Clare Wtr Tower
              Proj Ser A.............................        6.125   05/15/38        4,220,040
      1,750   Illinois Fin Auth Rev Cmnty Fac Clinic
              Altgeld Proj...........................        8.000   11/15/16        1,785,210
      2,500   Illinois Fin Auth Rev Fairview Oblig
              Grp Rfdg Ser A.........................        6.125   08/15/27        2,546,750
      2,500   Illinois Fin Auth Rev Franciscan Cmntys
              Saint Joseph Ser A.....................        6.000   05/15/34        2,540,450
      5,000   Illinois Fin Auth Rev Kewanee Hosp
              Proj...................................        5.100   08/15/31        5,175,800
      5,000   Illinois Fin Auth Rev Luther Oaks Proj
              Ser A..................................        6.000   08/15/39        5,289,700
     11,250   Illinois Fin Auth Student Hsg Ed
              Advancement Fd Inc Rfdg Ser B (d)......        5.000   05/01/25       11,736,900
      1,000   Illinois Fin Auth Student Hsg Rev MJH
              Ed Assistance IV Sr Ser A..............        5.125   06/01/35        1,038,130
      2,365   Illinois Hlth Fac Auth Rev Chestnut
              Square at Glen Proj Ser A (c)..........        6.625   08/15/24        2,378,741
      3,255   Illinois Hlth Fac Auth Rev Chestnut
              Square at Glen Proj Ser A (c)..........        7.000   08/15/29        3,405,804
      2,000   Illinois Hlth Fac Auth Rev Condell
              Med Ctr................................        5.500   05/15/32        2,102,220
      1,250   Illinois Hlth Fac Auth Rev Covenant
              Retirement Cmntys......................        5.875   12/01/31        1,328,438
      5,000   Illinois Hlth Fac Auth Rev Covenant
              Retirement Cmntys Ser B................        6.125   12/01/28        5,409,450
      2,000   Illinois Hlth Fac Auth Rev Ctr Baptist
              Home Proj..............................        7.125   11/15/29        2,113,840
      3,530   Illinois Hlth Fac Auth Rev Friendship
              Vlg Schaumburg A (Prerefunded @
              12/01/07)..............................        5.250   12/01/18        3,644,513
      4,295   Illinois Hlth Fac Auth Rev Lifelink
              Corp Oblig Grp Rfdg....................        5.700   02/15/24        3,983,655
      1,000   Illinois Hlth Fac Auth Rev Lifelink
              Corp Oblig Grp Rfdg....................        5.850   02/15/20          951,350
        990   Illinois Hlth Fac Auth Rev Loyola Univ
              Hlth Sys Ser A.........................        6.000   07/01/21        1,057,419

 28                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              ILLINOIS (CONTINUED)
$     6,000   Illinois Hlth Fac Auth Rev Lutheran Sr
              Ministries Oblig Ser A (Prerefunded @
              08/15/11)..............................        7.375%  08/15/31   $    7,010,400
      2,000   Illinois Hlth Fac Auth Rev OSF Hlthcare
              Sys (Prerefunded @ 11/15/09)...........        6.250   11/15/29        2,169,840
        750   Illinois Hlth Fac Auth Rev Rfdg Ser
              A......................................        6.200   08/15/23          764,160
      3,375   Illinois Hlth Fac Auth Rev Rfdg Ser
              A......................................        6.400   08/15/33        3,447,191
      2,650   Illinois Hlth Fac Auth Rev Ser A.......        7.000   11/15/32        2,897,484
      6,750   Illinois Hlth Fac Auth Rev St Benedict
              Ser 2003A..............................        6.900   11/15/33        7,505,798
     22,800   Illinois St (MBIA Insd) (f)............        5.000   09/01/28       24,368,298
      7,109   Illinois St Real Estate Lease Ctf (ACA
              Insd) (Acquired 07/01/98, Cost
              $8,159,627) (e) (i)....................        8.716   06/15/18        7,481,808
      1,825   Lincolnshire, IL Spl Svc Area
              Sedgebrook Proj........................        6.250   03/01/34        1,966,346
      1,425   Loves Park, IL Rev Hoosier Care Proj
              Ser A..................................        7.125   06/01/34        1,476,500
      2,215   Manhattan, IL No 04-1 Brookstone
              Springs Proj...........................        6.100   03/01/35        2,305,527
      1,500   Metropolitan Pier & Expo IL McCormick
              Pl Expn Proj A Rfdg....................        5.500   06/15/27        1,501,425
      3,978   Minooka, IL Spl Assmt Impt Lakewood
              Trails Proj............................        6.625   03/01/33        4,280,368
      1,925   Minooka, IL Spl Assmt Impt Lakewood
              Trails Unit 2 Proj.....................        6.375   03/01/34        2,053,571
      2,995   Minooka, IL Spl Assmt Impt Praire Ridge
              Proj...................................        6.875   03/01/33        3,261,884
      2,147   Montgomery, IL Spl Assmt Impt Lakewood
              Creek Proj.............................        7.750   03/01/30        2,366,531
        325   Peoria, IL Spl Tax Weaverridge Spl Svc
              Area...................................        7.625   02/01/08          333,437
      2,050   Peoria, IL Spl Tax Weaverridge Spl Svc
              Area...................................        8.050   02/01/17        2,104,633
      2,250   Pingree Grove, IL Spl Svc Area
              Cambridge Lakes Proj Ser 06............        6.000   03/01/36        2,328,728
      3,000   Pingree Grove, IL Spl Svc Area No 2 Spl
              Tax Cambridge Lakes Proj Ser 05-2......        6.000   03/01/35        3,091,170
      2,325   Plano, IL Spl Svc Area No 1 Lakewood
              Springs Proj Ser A.....................        6.200   03/01/34        2,445,854
      5,040   Round Lake, IL Lakewood Grove Spl Svc
              Area No 4 Spl Tax (c)..................        6.750   03/01/33        5,456,102
      3,700   Round Lake, IL Rev.....................        6.700   03/01/33        3,995,778
      3,355   Saint Charles, IL Spl Svc Area No 21
              (c)....................................        6.625   03/01/28        3,492,521
      1,925   Volo Vlg, IL Spl Svc Area No 3 Symphony
              Meadows Proj Ser 1.....................        6.000   03/01/36        1,977,918

See Notes to Financial Statements                                             29

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              ILLINOIS (CONTINUED)
$     3,200   Wheeling, IL Tax Increment Rev N
              Milwaukee/Lake Cook Tif Proj...........        6.000%  01/01/25   $    3,285,280
      2,097   Yorkville, IL Utd City Spl Svc Area Spl
              Tax No 2003-100 Raintree Vlg Proj
              (Acquired 09/05/03, Cost $2,097,000)
              (e)....................................        6.875   03/01/33        2,296,739
      2,891   Yorkville, IL Utd City Spl Svc Area Spl
              Tax No 2003-101 Windett Ridge Proj
              (Acquired 09/03/03, Cost $2,891,552)
              (e)....................................        6.875   03/01/33        3,150,236
      2,400   Yorkville, IL Utd City Spl Svc Area Spl
              Tax No 4 104 MPI Grade Res Proj........        6.375   03/01/34        2,578,344
      3,500   Yorkville, IL Utd City Spl Svc No
              2005-108-Autumn Creek Proj.............        6.000   03/01/36        3,596,215
                                                                                --------------
                                                                                   463,690,068
                                                                                --------------
              INDIANA  2.3%
      1,500   Anderson, IN Econ Dev Rev Anderson Univ
              Proj...................................        6.375   10/01/26        1,579,290
      1,100   Crawfordsville, IN Redev Cmnty Dist Tax
              Increment Rev (Acquired 10/15/97, Cost
              $1,100,000) (c) (e)....................        7.350   02/01/17        1,126,477
      1,080   Delaware Cnty, IN Redev Dist Tax
              Increment Rev..........................        6.875   02/01/18        1,092,388
     27,000   Indiana Hlth & Ed Fac Fin Auth Hosp
              Rev Rfdg (f)...........................        5.000   02/15/26       28,538,730
     11,000   Indiana Hlth & Ed Fac Fin Auth Hosp Rev
              Rfdg (f)...............................        5.000   02/15/30       11,549,835
      1,500   Indiana Hlth Fac Fin Auth H Cmnty Fndtn
              Northwest IN Ser A.....................        6.250   03/01/25        1,655,475
      3,435   Indiana Hlth Fac Fin Auth Rev
              Franciscan Cmnty Rfdg Ser A (c)........        6.400   05/15/24        3,468,560
      2,335   Indiana Hlth Fac Fin Auth Rev Hoosier
              Care Proj Ser A........................        7.125   06/01/34        2,419,387
      1,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn
              Northwest IN Ser A.....................        5.375   03/01/19        1,048,960
      2,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn
              Northwest IN Ser A.....................        6.000   03/01/34        2,176,720
      7,894   Indiana Muni Pwr Agy Pwr Supply Sys Rev
              Ser A (AMBAC Insd) (f).................        5.000   01/01/28        8,510,640
     14,378   Indiana Muni Pwr Agy Pwr Supply Sys Rev
              Ser A (AMBAC Insd) (f).................        5.000   01/01/26       15,501,329
     15,128   Indiana Muni Pwr Agy Pwr Supply Sys Rev
              Ser A (AMBAC Insd) (f).................        5.000   01/01/27       16,309,813
      3,000   North Manchester, IN Rev Peabody
              Retirement Cmnty Proj Ser A............        7.250   07/01/33        3,147,030
      2,000   Portage, IN Spl Impt Dist Rev Marina
              Shores Proj............................        6.375   03/01/35        2,077,540

 30                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              INDIANA (CONTINUED)
$       175   Saint Joseph Cnty, IN Redev Dist Tax
              Increment Rev Ser B....................          *     12/30/10   $      128,754
        135   Saint Joseph Cnty, IN Redev Dist Tax
              Increment Rev Ser B (c)................          *     12/30/11           92,038
        130   Saint Joseph Cnty, IN Redev Dist Tax
              Increment Rev Ser B (c)................          *     12/30/12           82,100
        130   Saint Joseph Cnty, IN Redev Dist Tax
              Increment Rev Ser B (c)................          *     12/30/13           76,053
        125   Saint Joseph Cnty, IN Redev Dist Tax
              Increment Rev Ser B (c)................          *     12/30/14           67,747
        125   Saint Joseph Cnty, IN Redev Dist Tax
              Increment Rev Ser B (c)................          *     12/30/15           62,764
        125   Saint Joseph Cnty, IN Redev Dist Tax
              Increment Rev Ser B (c)................          *     12/30/16           58,147
        225   Valparaiso, IN Econ Dev Rev First Mtg
              Whispering Pines Ctr (c)...............        7.500%  01/01/07          225,113
      1,405   Valparaiso, IN Econ Dev Rev First Mtg
              Whispering Pines Ctr (c)...............        7.750   01/01/12        1,406,096
      2,045   Valparaiso, IN Econ Dev Rev First Mtg
              Whispering Pines Ctr (c)...............        8.000   01/01/17        2,048,599
                                                                                --------------
                                                                                   104,449,585
                                                                                --------------
              IOWA  0.6%
      2,515   Black Hawk Cnty, IA Hlthcare Fac Rev
              Western Home Proj Ser B................        6.625   05/01/33        2,557,830
      1,000   Bremer Cnty, IA Hlthcare & Residential
              Fac Rev Proj Rfdg (Prerefunded @
              11/15/09)..............................        7.250   11/15/29        1,101,790
      2,245   Des Moines, IA Sr Hsg Rev Luther Park
              Apts Inc Proj..........................        6.250   12/01/34        2,339,559
        615   Evansdale, IA Hlthcare Western
              Home Proj..............................        6.000   11/01/39          628,592
      5,600   Evansdale, IA Hlthcare Western Home
              Proj Ser A (c).........................        6.000   11/01/39        5,699,400
      3,000   Iowa Fin Auth Cmnty Provider Rev Boys &
              Girls Home Family Proj (ACA Insd)......        6.250   12/01/28        3,117,240
      2,210   Iowa Fin Auth Hlthcare Fac Care
              Initiatives Proj Rfdg..................        9.250   07/01/25        2,740,886
      2,265   Iowa Fin Auth Retirement Fac
              Presbyterian Homes Mill Pond...........        6.000   10/01/33        2,265,430
      1,500   Polk Cnty, IA Hlthcare Fac Rev Luther
              Pk Hlth Ctr Inc Proj...................        6.150   10/01/36        1,543,605
      2,000   Polk Cnty, IA Hlthcare Fac Rev Luther
              Pk Hlth Ctr Inc Proj...................        6.750   10/01/33        2,070,140
      1,250   Scott Cnty, IA Rev Ridgecrest Vlg
              Rfdg...................................        5.625   11/15/18        1,313,813
                                                                                --------------
                                                                                    25,378,285
                                                                                --------------

See Notes to Financial Statements                                             31

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              KANSAS  0.4%
$       915   Lawrence, KS Coml Dev Rev Holiday Inn
              Sr Rfdg Ser A (l)......................        8.000%  07/01/16   $      382,406
      4,000   Lenexa, KS Hlthcare Fac Rev Lakeview
              Vlg Inc Ser B..........................        6.250   05/15/26        4,100,480
      2,000   Lenexa, KS Hlthcare Fac Rev Lakeview
              Vlg Inc Ser C..........................        6.700   05/15/27        2,015,580
      1,750   Lenexa, KS Hlthcare Fac Rev Lakeview
              Vlg Inc Ser C..........................        6.875   05/15/32        1,924,090
      2,745   Manhattan, KS Coml Dev Rev Holiday Inn
              Sr Rfdg Ser A (l)......................        8.000   07/01/16        1,325,753
      3,500   Neosho Cnty, KS Hosp Rev Rfdg Ser A....        5.150   09/01/31        3,584,420
      1,000   Olathe, KS Sr Living Fac Rev Catholic
              Care Campus Inc Ser A..................        6.000   11/15/26        1,071,180
      1,000   Olathe, KS Sr Living Fac Rev Catholic
              Care Campus Inc Ser A..................        6.000   11/15/38        1,070,700
      3,000   Overland Pk, KS Dev Corp Rev First Tier
              Overland Park Ser A....................        7.375   01/01/32        3,294,630
                                                                                --------------
                                                                                    18,769,239
                                                                                --------------
              KENTUCKY  0.5%
     20,000   Louisville & Jefferson Cnty, KY Met Swr
              Dist Ser A (FGIC Insd) (f).............        5.250   05/15/37       21,991,500
                                                                                --------------

              LOUISIANA  1.0%
      7,000   Hodge, LA Util Rev Com Rfdg (AMT)......        7.450   03/01/24        8,899,030
      3,180   Louisiana Loc Govt Environment Fac
              Cmnty Dev Auth Rev Eunice Student Hsg
              Fndtn Proj.............................        7.375   09/01/33        2,923,947
      3,852   Louisiana Loc Govt Environment Fac
              Cmnty Dev Auth Rev Hlthcare Saint James
              Pl Rfdg Ser A..........................        7.000   11/01/25        4,026,765
      3,200   Louisiana Loc Govt Environment Fac
              Cmnty Dev Auth Rev Hlthcare Saint James
              Pl Rfdg Ser A..........................        7.000   11/01/29        3,338,784
      1,450   Louisiana Loc Govt Environment Fac Sr
              Air Cargo (AMT)........................        6.650   01/01/25        1,566,116
      1,450   Louisiana Pub Fac Auth Rev Hlth Fac
              Glen Retirement Ser A..................        6.700   12/01/25        1,466,008
     13,250   Louisiana Pub Fac Auth Rev Ochsner
              Clinic Fndtn Proj Ser B................        5.500   05/15/27       14,224,670
      1,000   Louisiana Pub Fac Auth Rev Progressive
              Hlthcare...............................        6.375   10/01/20        1,009,850
      1,000   Louisiana Pub Fac Auth Rev Progressive
              Hlthcare...............................        6.375   10/01/28        1,006,460

 32                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              LOUISIANA (CONTINUED)
$     3,000   Louisiana St Hlth Ed Auth Lambeth House
              Proj Rfdg Ser A........................        6.200%  01/01/28   $    3,055,440
      2,000   Saint Tammany, LA Pub Trust Fin Auth
              Rev Christwood Proj Rfdg...............        5.700   11/15/28        2,047,000
                                                                                --------------
                                                                                    43,564,070
                                                                                --------------
              MAINE  0.2%
      2,000   Maine Hlth & Higher Ed Fac Piper Shores
              Ser A (Prerefunded @ 01/01/09).........        7.550   01/01/29        2,145,000
      8,050   Rumford, ME Solid Waste Disp Rev Boise
              Cascade Corp Proj Rfdg (AMT)...........        6.875   10/01/26        8,814,911
                                                                                --------------
                                                                                    10,959,911
                                                                                --------------
              MARYLAND  1.4%
      1,908   Anne Arundel Cnty, MD Spl Tax
              Farmington Vlg Proj Ser A..............        6.250   06/01/25        1,998,668
      2,500   Baltimore Cnty, MD Mtg Rev Shelter
              Elder Care Ser A.......................        7.250   11/01/29        2,611,825
      3,500   Brunswick, MD Spl Oblg Brunswick
              Crossing Spl Taxing....................        5.500   07/01/36        3,614,310
      1,500   Frederick Cnty, MD Spl Olbig Urbana
              Cmnty Dev Auth.........................        6.625   07/01/25        1,545,345
      5,500   Gaithersburg, MD Economic Dev Asbury
              Maryland Oblig Group A.................        5.125   01/01/36        5,739,745
      1,105   Maryland St Cmnty Dev Admin Residential
              Ser B (AMT)............................        5.450   09/01/32        1,140,294
      6,715   Maryland St Econ Dev Corp Air Cargo BW
              II LLC Rfdg (AMT)......................        6.500   07/01/24        6,921,621
      1,635   Maryland St Econ Dev Corp Air Cargo BW
              II LLC Rfdg (AMT)......................        7.340   07/01/24        1,809,994
      5,000   Maryland St Econ Dev Corp Lien
              Chesapeake Bay Rfdg Ser A..............        5.000   12/01/31        5,080,700
      2,950   Maryland St Econ Dev Corp MD Golf
              Course Sys (Prerefunded @ 06/01/11)....        8.250   06/01/28        3,461,677
      1,375   Maryland St Hlth & Higher Ed Carroll
              Hosp Ctr (d)...........................        5.000   07/01/36        1,442,746
      4,000   Maryland St Hlth & Higher Ed Carroll
              Hosp Ctr (d)...........................        5.000   07/01/40        4,181,120
      2,000   Maryland St Hlth & Higher Ed Collington
              Episcopal..............................        6.750   04/01/23        2,240,880
      7,770   Maryland St Hlth & Higher Ed Fac Auth
              Rev Medstar Hlth Rfdg..................        5.500   08/15/33        8,386,316
      1,400   Maryland St Hlth & Higher Ed Medstar
              Hlth Rfdg..............................        5.375   08/15/24        1,506,316
        320   Montgomery Cnty, MD Econ Dev Rev
              Editorial Proj In Ed Ser A (Acquired
              09/28/98, Cost $321,044) (e)...........        6.250   09/01/08          307,498

See Notes to Financial Statements                                             33

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MARYLAND (CONTINUED)
$     3,730   Montgomery Cnty, MD Econ Dev Rev
              Editorial Proj In Ed Ser A (Acquired
              09/28/98, Cost $3,730,000) (e).........        6.400%  09/01/28   $    3,402,096
      1,345   Montgomery Cnty, MD Spl Oblig West
              Germantown Dev Dist Ser B (c)..........        6.700   07/01/27        1,482,432
      4,000   Prince Georges Cnty, MD Spl Oblig
              Woodview Vlg Phase II Subdist..........        7.000   07/01/32        4,717,880
      1,000   Westminster, MD Econ Dev Carroll
              Lutheran Vlg Ser A.....................        6.000   05/01/24        1,075,730
      1,500   Westminster, MD Econ Dev Carroll
              Lutheran Vlg Ser A.....................        6.250   05/01/34        1,627,725
                                                                                --------------
                                                                                    64,294,918
                                                                                --------------
              MASSACHUSETTS  6.8%
      1,620   Boston, MA Indl Dev Fin Auth First Mtg
              Springhouse Inc Rfdg...................        5.875   07/01/18        1,655,802
      4,750   Boston, MA Indl Dev Fin Auth First Mtg
              Springhouse Inc Rfdg...................        6.000   07/01/28        4,869,510
     43,120   Massachusetts Bay Transn Auth MA Sales
              Tax Rev Ser A (f)......................        5.000   07/01/27       49,622,927
      1,500   Massachusetts St Dev Fin Agy Briarwood
              Ser B (Prerefunded @ 12/01/10) (c).....        8.000   12/01/18        1,748,745
      2,500   Massachusetts St Dev Fin Agy Briarwood
              Ser B (Prerefunded @ 12/01/10).........        8.000   12/01/22        2,914,575
      6,165   Massachusetts St Dev Fin Agy Criterion
              Child Enrichment (c)...................        6.750   01/01/34        6,609,928
      1,125   Massachusetts St Dev Fin Agy Dimock
              Cmnty Hlth Ctr (c).....................        6.250   12/01/13        1,160,123
      7,565   Massachusetts St Dev Fin Agy Dimock
              Cmnty Hlth Ctr (c).....................        6.750   12/01/33        8,000,668
      2,000   Massachusetts St Dev Fin Agy First Mtg
              Loomis Cmntys Proj Ser A...............        6.900   03/01/32        2,225,420
        850   Massachusetts St Dev Fin Agy First Mtg
              Overlook Cmntys Ser A..................        6.125   07/01/24          888,165
      5,220   Massachusetts St Dev Fin Agy First Mtg
              Overlook Cmntys Ser A..................        6.250   07/01/34        5,463,826
      1,080   Massachusetts St Dev Fin Agy Greater
              Lynn Mental Hlth Ser B (Prerefunded @
              06/01/08) (Acquired 11/19/98, Cost
              $1,080,000) (e)........................        6.375   06/01/18        1,139,195
      1,500   Massachusetts St Dev Fin Agy Hampshire
              College................................        5.700   10/01/34        1,619,610
      2,205   Massachusetts St Dev Fin Agy Lexington
              Montessori Sch Issue (Acquired
              07/30/99, Cost $2,231,340) (c) (e).....        6.625   08/01/29        2,323,739
        750   Massachusetts St Dev Fin Agy MCHSP
              Human Svc Providers Ser A..............        6.750   07/01/18          779,153

 34                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MASSACHUSETTS (CONTINUED)
$       405   Massachusetts St Dev Fin Agy MCHSP
              Human Svc Providers Ser A (c) (j)......        7.500%  07/01/10   $      436,987
      1,025   Massachusetts St Dev Fin Agy Rev MCHSP
              Human Svc Providers Ser A (Prerefunded
              @ 07/01/10)............................        8.000   07/01/20        1,175,286
      2,370   Massachusetts St Dev Fin Agy MCHSP
              Human Svc Providers Ser C (c)..........        7.750   07/01/30        2,525,922
      5,865   Massachusetts St Dev Fin Agy Regis
              College................................        5.500   10/01/28        5,846,056
        810   Massachusetts St Dev Fin Agy Rev Boston
              Architectural Ctr (ACA Insd)...........        6.100   09/01/18          850,281
      1,445   Massachusetts St Dev Fin Agy Rev Boston
              Architectural Ctr (ACA Insd)...........        6.250   09/01/28        1,516,918
      1,685   Massachusetts St Dev Fin Agy Rev
              Developmental Disabilities Inc (c).....        6.750   06/01/20        1,789,655
      9,015   Massachusetts St Dev Fin Agy Rev
              Developmental Disabilities Inc
              (Acquired 10/04/01, 12/20/02, and
              11/19/03, Cost $9,391,260) (c) (e).....        8.000   06/01/20        9,537,960
        735   Massachusetts St Dev Fin Agy Rev Gtr
              Lynn Mental Hlth (Prerefunded @
              06/01/08) (Acquired 07/27/00, Cost
              $735,000) (e)..........................        7.750   06/01/18          789,846
      4,650   Massachusetts St Dev Fin Agy Rev
              Hillcrest Ed Ctr Inc...................        6.375   07/01/29        4,741,047
      4,825   Massachusetts St Dev Fin Agy Rev
              Hlthcare Fac Alliance Ser A............        7.100   07/01/32        5,048,591
      4,955   Massachusetts St Dev Fin Agy Rev New
              England Ctr For Children...............        6.000   11/01/19        5,134,668
      2,965   Massachusetts St Dev Fin Agy Rev
              Whitney Academy Issue (c)..............        7.500   09/01/30        3,193,305
        720   Massachusetts St Hlth & Ed Baystate Fac
              Auth Rev Med Ctr Ser F.................        5.500   07/01/22          766,699
      2,500   Massachusetts St Hlth & Ed Caritas
              Christi Oblig Grp Ser A................        5.750   07/01/28        2,610,425
      9,845   Massachusetts St Hlth & Ed Caritas
              Christi Oblig Grp Ser B................        6.250   07/01/22       10,761,373
      5,000   Massachusetts St Hlth & Ed Fac Auth Rev
              Caritas Christi Oblig Grp Ser B........        6.750   07/01/16        5,614,000
     10,145   Massachusetts St Hlth & Ed Fac Auth Rev
              Christopher House Rfdg Ser A...........        6.875   01/01/29       10,524,727
      6,800   Massachusetts St Hlth & Ed Fac Auth Rev
              Civic Investments Ser B................        9.150   12/15/23        8,400,924
     10,000   Massachusetts St Hlth & Ed Fac Auth Rev
              Harvard Univ Ser DD (f)................        5.000   07/15/35       10,473,900

See Notes to Financial Statements                                             35

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MASSACHUSETTS (CONTINUED)
$     3,610   Massachusetts St Hlth & Ed Fac Auth Rev
              Jordan Hosp Ser D......................        5.250%  10/01/23   $    3,673,031
      1,465   Massachusetts St Hlth & Ed Fac Auth Rev
              Jordan Hosp Ser D......................        5.375   10/01/28        1,494,784
      6,750   Massachusetts St Hlth & Ed Fac Auth Rev
              Jordan Hosp Ser E......................        6.750   10/01/33        7,548,390
      7,490   Massachusetts St Hlth & Ed Fac Auth Rev
              Lasell College Ser A (c)...............        5.625   07/01/29        7,708,184
      5,600   Massachusetts St Hlth & Ed Fac Auth Rev
              Milford Whitinsville Hosp Ser D........        6.350   07/15/32        6,115,984
      1,783   Massachusetts St Hlth & Ed Fac Auth Rev
              Nichols College Issue Ser C............        6.000   10/01/17        1,897,807
      3,000   Massachusetts St Hlth & Ed Fac Auth Rev
              Nichols College Issue Ser C............        6.125   10/01/29        3,180,690
      1,000   Massachusetts St Hlth & Ed Northn
              Berkshire Hlth Ser B...................        6.250   07/01/24        1,072,520
      3,005   Massachusetts St Hlth & Ed Northn
              Berkshire Hlth Ser B...................        6.375   07/01/34        3,208,709
      2,000   Massachusetts St Hlth & Ed Partn
              Hlthcare Sys Ser C.....................        5.750   07/01/32        2,179,040
      7,600   Massachusetts St Hlth & Ed Saint Mem
              Med Ctr Ser A..........................        6.000   10/01/23        7,609,272
      5,780   Massachusetts St Indl Fin Agy Assisted
              Living Fac Rev Marina Bay LLC Proj
              (Prerefunded @ 12/01/07) (AMT) (k).....        7.500   12/01/27        6,141,712
        620   Massachusetts St Indl Fin Agy HMEA
              Issue (c)..............................        7.000   09/01/12          636,969
        660   Massachusetts St Indl Fin Agy Rev First
              Mtg GF/Pilgrim Inc Proj................        6.500   10/01/15          612,203
      2,000   Massachusetts St Indl Fin Agy Rev First
              Mtg GF/Pilgrim Inc Proj................        6.750   10/01/28        1,773,520
     12,465   Massachusetts St Indl Fin Agy Rev First
              Mtg Reeds Landing Proj (h).............  7.350/7.450   10/01/28       12,654,468
      1,455   Massachusetts St Indl Fin Agy Rev First
              Mtg Stone Institute & Newton...........        7.700   01/01/14        1,457,444
        485   Massachusetts St Indl Fin Agy Rev Gtr
              Lynn Mental Hlth (Acquired 06/24/98,
              Cost $485,000) (e) (j).................        6.200   06/01/08          501,252
      4,300   Massachusetts St Indl Fin Agy Rev Gtr
              Lynn Mental Hlth (Prerefunded @
              06/01/08) (Acquired 06/24/98, Cost
              $4,300,000) (e)........................        6.375   06/01/18        4,535,683
      2,600   Massachusetts St Indl Fin Agy Rev
              Montserrat College Art Issue (Acquired
              12/23/97, Cost $2,600,000) (e).........        7.000   12/01/27        2,713,854

 36                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MASSACHUSETTS (CONTINUED)
$     2,000   Massachusetts St Indl Fin Agy Rev Sr
              Living Fac Forge Hill Proj (AMT).......        6.750%  04/01/30   $    2,064,860
     41,020   Massachusetts St Sch Bldg Auth
              Dedicated Sales Tax Rev Ser A (FSA
              Insd) (f)..............................        5.000   08/15/30       44,149,621
                                                                                --------------
                                                                                   305,689,953
                                                                                --------------
              MICHIGAN  4.6%
      1,000   Chelsea, MI Econ Dev Corp Rev Utd
              Methodist Retirement Rfdg..............        5.400   11/15/18        1,020,700
      3,715   Chelsea, MI Econ Dev Corp Rev Utd
              Methodist Retirement Rfdg..............        5.400   11/15/27        3,780,087
        790   Detroit, MI Loc Dev Fin Auth Tax
              Increment Sr Ser B (Acquired 09/08/97,
              Cost $790,000) (e).....................        6.700   05/01/21          808,881
      2,875   Detroit, MI Loc Dev Fin Auth Tax
              Increment Sub Ser C (Acquired 09/08/97,
              Cost $2,875,000) (e)...................        6.850   05/01/21        2,944,259
     13,670   Flint, MI Hosp Bldg Auth Rev Hurley Med
              Ctr Rfdg...............................        6.000   07/01/20       14,444,132
      1,500   Gaylord, MI Hosp Fin Auth Ltd Otsego
              Mem Hosp Rfdg..........................        6.500   01/01/37        1,574,610
      1,590   Grand Blanc Academy, MI Ctf Part.......        7.750   02/01/30        1,639,703
      2,845   John Tollfree Hlth Sys Corp Rfdg.......        6.000   09/15/23        2,945,372
      3,000   Kalamazoo, MI Econ Dev Co Econ Dev
              Heritage Ser A.........................        7.250   05/15/25        3,249,270
      2,750   Kent Hosp Fin Auth MI Rev Metro Hosp
              Proj Ser A.............................        5.250   07/01/30        2,896,437
      1,500   Kent Hosp Fin Auth MI Rev Metro Hosp
              Proj Ser A.............................        6.250   07/01/40        1,698,300
      2,750   Kentwood, MI Econ Dev Ltd Oblig Holland
              Home Ser A.............................        5.375   11/15/36        2,937,962
      4,250   Macomb Cnty, MI Hosp Fin Auth Hosp Rev
              Mt Clemens Gen Hosp Ser B..............        5.750   11/15/25        4,470,957
      9,725   Macomb Cnty, MI Hosp Fin Auth Hosp Rev
              Mt Clemens Gen Hosp Ser B..............        5.875   11/15/34       10,360,626
      2,390   Meridian, MI Econ Dev Corp Ltd Oblig
              Rev First Mtg Burcham Hills Rfdg Ser
              A......................................        7.500   07/01/13        2,440,381
      3,430   Meridian, MI Econ Dev Corp Ltd Oblig
              Rev First Mtg Burcham Hills Rfdg Ser
              A......................................        7.750   07/01/19        3,502,922
     10,571   Michigan St Bldg Auth Rev Rfdg Ser 1A
              (FGIC Insd) (d) (f)....................        5.000   10/15/31       11,427,496
     18,667   Michigan St Bldg Auth Rev Rfdg Ser 1A
              (FGIC Insd) (d) (f)....................        5.000   10/15/32       20,212,045
     14,982   Michigan St Bldg Auth Rev Rfdg Ser 1A
              (FGIC Insd) (d) (f)....................        5.000   10/15/36       16,247,624

See Notes to Financial Statements                                             37

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MICHIGAN (CONTINUED)
$    37,880   Michigan St Hosp Fin Auth Rev Henry
              Ford Hlth Sys Rfdg (f).................        5.250%  11/15/46   $   40,620,429
      2,095   Michigan St Hosp Fin Auth Rev Hosp
              Central MI Cmnty Hosp..................        6.250   10/01/27        2,139,309
      1,000   Michigan St Hosp Fin Auth Rev Hosp
              Holland Cmnty Hosp Ser A...............        5.250   01/01/30        1,059,030
      2,000   Michigan St Hosp Fin Auth Rev Hosp
              Holland Cmnty Hosp Ser A...............        5.375   01/01/34        2,130,680
      5,000   Michigan St Hosp Fin Auth Rev Hosp
              Oakwood Oblig Group Ser A..............        5.750   04/01/32        5,442,850
      1,530   Michigan St Hosp Fin Auth Rev Hosp
              Pontiac Osteopathic Rfdg Ser A.........        6.000   02/01/14        1,530,474
      7,315   Michigan St Hosp Fin Auth Rev Hosp
              Pontiac Osteopathic Rfdg Ser A.........        6.000   02/01/24        7,318,658
     15,000   Michigan St Hosp Fin Auth Rev Mid MI
              Ser A (f)..............................        5.000   04/15/36       15,737,500
        400   Michigan St Hosp Fin Auth Rev
              Presbyterian Vlg MI Oblig (Prerefunded
              @ 01/01/07)............................        6.375   01/01/15          408,892
      1,750   Michigan St Hosp Fin Auth Rev
              Presbyterian Vlg Rfdg..................        5.500   11/15/35        1,862,578
      3,000   Michigan St Strategic Fd Ltd Detroit
              Edison Poll Ctl Rfdg Ser B (AMT).......        5.650   09/01/29        3,198,630
      3,810   Michigan St Strategic Fd Solid Genesee
              Pwr Stad Proj Rfdg (AMT)...............        7.500   01/01/21        3,810,152
      4,500   Pontiac, MI Hosp Fin Auth Hosp Rev NOMC
              Oblig Group............................        6.000   08/01/23        4,384,080
      3,000   Star Intl Academy MI Ctf Partn.........        8.000   03/01/33        3,442,380
      5,500   Wenonah Pk Ppty Inc Bay City Hotel
              Rev....................................        7.500   04/01/33        5,155,590
                                                                                --------------
                                                                                   206,842,996
                                                                                --------------
              MINNESOTA  3.0%
      5,000   Aitkin, MN Hlth Fac Rev Riverwood
              Hlthcare Ctr Proj......................        7.750   02/01/31        5,764,850
      1,750   Albertville, MN Multi-Family Hsg
              Cottages Albertville Proj Ser A........        6.750   09/01/29        1,800,032
      1,655   Buffalo, MN Hlth Care Rev Central MN Sr
              Hsg Proj Rfdg Ser A....................        5.375   09/01/26        1,671,120
      2,000   Buffalo, MN Hlth Care Rev Central MN Sr
              Hsg Proj Rfdg Ser A....................        5.500   09/01/33        2,023,140
      2,460   Cambridge, MN Hsg & Hlthcare Fac Rev
              Grandview West Proj Ser A..............        6.000   10/01/28        2,474,588
      2,000   Cambridge, MN Hsg & Hlthcare Fac Rev
              Grandview West Proj Ser B..............        6.000   10/01/33        2,009,920
      1,375   Carlton, MN Hlth & Hsg Fac Inter Faith
              Social Svc Inc Proj (Prerefunded @
              4/01/10)...............................        7.500   04/01/19        1,546,517

 38                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MINNESOTA (CONTINUED)
$     2,250   Carlton, MN Hlth & Hsg Fac Inter Faith
              Social Svc Inc Proj (Prerefunded @
              4/01/10)...............................        7.750%  04/01/29   $    2,556,000
      2,700   Carlton, MN Hlth & Hsg Inter Faith Care
              Ctr Proj Rfdg..........................        5.700   04/01/36        2,752,812
      3,000   Coon Rapids, MN Sr Hsg Rev Epiphany Sr
              Citizens Proj Rfdg.....................        6.000   11/01/28        3,000,900
        840   Detroit Lakes, MN Hsg & Hlth CDL Homes
              Proj Ser B.............................        6.000   08/01/24          868,358
      1,435   Detroit Lakes, MN Hsg & Hlth CDL Homes
              Proj Ser B.............................        6.125   08/01/34        1,497,351
      2,500   Duluth, MN Econ Dev Auth Hlthcare Fac
              Rev Saint Luke's Hosp..................        7.250   06/15/22        2,782,900
      5,630   Duluth, MN Econ Dev Auth Hlthcare Fac
              Rev Saint Luke's Hosp..................        7.250   06/15/32        6,264,782
      1,000   Edina, MN Hlth Care Fac Rev VOA Care
              Ctr MN Proj Ser A......................        6.625   12/01/30        1,097,210
      3,885   Fridley, MN Sr Hsg Banfill Crossing
              Homes Proj.............................        6.750   09/01/34        3,853,182
      2,500   Glencoe, MN Hlthcare Fac Glencoe Regl
              Hlth Svc Proj (Prerefunded @
              04/01/11)..............................        7.500   04/01/31        2,870,875
      1,900   Inver Grove Heights, MN Presbyterian
              Homes Care Rfdg........................        5.375   10/01/26        1,927,740
      1,000   Inver Grove Heights, MN Presbyterian
              Homes Care Rfdg........................        5.500   10/01/41        1,012,290
      3,000   Lake Crystal, MN Hsg Rev Ecumen Second
              Centy Rfdg.............................        5.700   09/01/36        3,059,910
        555   Lake Crystal, MN Hsg Rev Ecumen Second
              Centy Rfdg Ser A (d)...................        5.550   09/01/26          566,649
        625   Marshall, MN Med Ctr Gross Rev Weiner
              Mem Med Ctr Proj Ser A.................        6.000   11/01/28          694,300
        350   Minneapolis, MN Multi-Family Rev Hsg
              Belmont Apt Proj (AMT).................        7.250   11/01/16          357,287
      1,320   Minneapolis, MN Multi-Family Rev Hsg
              Belmont Apt Proj (AMT).................        7.625   11/01/27        1,347,562
      2,050   Minneapolis, MN Rev Walker Methodist Sr
              Svc Ser A..............................        5.875   11/15/18        2,077,675
      4,950   Minneapolis, MN Rev Walker Methodist Sr
              Svc Ser A..............................        6.000   11/15/28        5,036,823
        800   Minneapolis & Saint Paul, MN Hsg &
              Redev Auth Hlthcare Hlth Partners Oblig
              Grp Proj...............................        5.875   12/01/29          877,264
        900   Minnesota Agric & Econ Dev Brd Rev
              Hlthcare Benedictine Proj Ser A........        5.500   08/01/23          925,731
        875   Minnesota Agric & Econ Dev Brd Rev
              Hlthcare Benedictine Proj Ser A........        5.750   02/01/30          905,415

See Notes to Financial Statements                                             39

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MINNESOTA (CONTINUED)
$       940   Minnesota Agric & Econ Dev
              Evangelical............................        6.625%  08/01/25   $    1,052,838
      1,060   Minnesota Agric & Econ Dev
              Evangelical............................        6.625   08/01/25        1,166,795
      3,500   Moorhead, MN Sr Hsg Rev Sheyenne
              Crossing Proj..........................        5.650   04/01/41        3,548,615
        875   New Ulm, MN Econ Dev Auth HADC Ridgeway
              Proj Rfdg Ser A........................        5.750   06/01/28          893,148
      2,150   New Ulm, MN Econ Dev Auth HADC Ridgeway
              Proj Rfdg Ser A........................        6.000   06/01/41        2,199,192
      2,500   Northwest MN Multi-Cnty Hsg & Redev
              Auth Gov Hsg Rev Pooled Hsg Prog Rfdg
              Ser A..................................        6.250   07/01/40        2,562,350
      2,000   Oakdale, MN Rev Sr Hsg Oak Meadows Proj
              Rfdg...................................        6.250   04/01/34        2,103,080
      1,425   Ramsey, MN Lease Rev Pact Charter Sch
              Proj Ser A.............................        6.750   12/01/33        1,548,134
      2,000   Saint Cloud, MN Hsg & Redev Auth
              Sterling Heights Apts Proj (AMT).......        7.450   10/01/32        2,127,140
      4,000   Saint Paul, MN Hsg & Redev Auth Cmnty
              Peace Academy Proj Ser A...............        5.000   12/01/36        4,094,640
      2,420   Saint Paul, MN Hsg & Redev Auth Higher
              Ground Academy Rfdg Ser A..............        6.875   12/01/33        2,520,115
      2,415   Saint Paul, MN Hsg & Redev Auth Hope
              Cmnty Academy Proj Ser A...............        6.750   12/01/33        2,615,928
      3,500   Saint Paul, MN Hsg & Redev Auth Lease
              Rev New Spirit Schs Proj Ser A.........        7.500   12/01/31        3,716,825
      1,600   Saint Paul, MN Hsg & Redev Auth LSE Rev
              Achieve Language Academy Rfdg Ser A....        7.000   12/01/32        1,696,480
      2,290   Saint Paul, MN Hsg & Redev Auth LSE Rev
              Rfdg...................................        6.750   01/01/35        1,646,144
      4,035   Saint Paul, MN Hsg & Redev Auth Model
              Cities Hlth Ctr Ser A (c)..............        7.250   11/01/26        4,244,255
      2,000   Saint Paul, MN Hsg & Redev Cmnty of
              Peace Academy Proj Ser A (Prerefunded @
              12/01/10)..............................        7.875   12/01/30        2,340,520
      7,000   Saint Paul, MN Port Auth Hotel Fac Rev
              Radisson Kellogg Proj Rfdg Ser 2
              (Prerefunded @ 08/01/08)...............        7.375   08/01/29        7,624,820
      1,700   Saint Paul, MN Port Auth Lease Rev
              Hltheast Midway Campus 03 Ser A........        5.750   05/01/25        1,766,538
      1,000   Saint Paul, MN Port Auth Lease Rev
              Hltheast Midway Campus 03 Ser B........        6.000   05/01/30        1,037,370
      4,000   Vadnais Heights, MN Lease Rev Agric &
              Food Sciences Ser A....................        6.600   12/01/34        4,110,440
      4,730   Vadnais Heights, MN Multi-Family Rev
              Hsg Cottages Vadnais Hghts Rfdg
              (AMT)..................................        7.000   12/01/31        5,027,990

 40                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MINNESOTA (CONTINUED)
$     1,650   Victoria, MN Private Sch Fac Holy
              Family Catholic High Sch Ser A.........        5.850%  09/01/24   $    1,665,873
      4,500   Victoria, MN Private Sch Fac Holy
              Family Catholic High Sch Ser A.........        5.875   09/01/29        4,540,995
      4,775   Washington Cnty, MN Hsg & Redev Auth
              Hosp Fac Rev Hltheast Proj.............        5.500   11/15/27        4,904,928
      1,450   Winona, MN Hlthcare Winona Hlth Ser
              A......................................        6.000   07/01/34        1,600,539
                                                                                --------------
                                                                                   135,978,875
                                                                                --------------
              MISSISSIPPI  0.4%
      1,000   Mississippi Bus Fin Corp (AMT).........        7.250   07/01/34        1,104,410
      5,585   Mississippi Bus Fin Corp Sys Energy Res
              Inc Proj...............................        5.875   04/01/22        5,594,215
      5,350   Mississippi Dev Bank Spl Oblig Diamond
              Lakes Util Rfdg Ser A..................        6.250   12/01/17        5,431,159
      1,000   Mississippi Hosp Equip & Fac Auth Rev
              Impt Hosp S W MS Med Rfdg..............        5.750   04/01/23        1,064,620
      2,000   Mississippi Hosp Equip & Fac Auth Rev
              Impt Hosp S W MS Med Rfdg..............        5.750   04/01/29        2,124,440
      1,000   Mississippi Hosp Equip & Fac & Impt
              Hosp South Central Rfdg................        5.250   12/01/26        1,074,470
      3,615   Mississippi Hosp Equip & Fac & Impt
              Hosp South Central Rfdg................        5.250   12/01/31        3,859,989
                                                                                --------------
                                                                                    20,253,303
                                                                                --------------
              MISSOURI  2.3%
      1,000   370 Missouri Bottom Rd Taussig Rd Trans
              Dev Dist...............................        7.000   05/01/22        1,120,550
      4,750   370 Missouri Bottom Rd Taussig Rd Trans
              Dev Dist...............................        7.200   05/01/33        5,333,347
      3,600   Ballwin, MO Tax Increment Rev Impt
              Ballwin Town Ctr Rfdg Ser A............        6.500   10/01/22        3,724,524
      3,000   Bridgeton, MO Indl Dev Auth Sr Hsg Rev
              Sarah Cmnty Proj.......................        5.900   05/01/28        3,038,580
      1,500   Cape Girardeau Cnty, MO Indl Southeast
              MO Hosp Assoc..........................        5.750   06/01/32        1,594,620
      1,500   Carthage, MO Hosp Rev..................        5.875   04/01/30        1,538,310
      5,755   Carthage, MO Hosp Rev..................        6.000   04/01/38        5,884,430
      3,000   Chesterfield, MO Indl Dev Auth Sr
              Living Fac Rev Willows at Brooking Pk
              Proj Ser A.............................        6.625   12/01/31        3,105,240
      2,390   Ellisville, MO Indl Dev Auth Indl Dev
              Rev Gambrill Gardens Phase I Proj Ser A
              (c)....................................        6.750   04/01/33        2,519,849
      2,755   Ellisville, MO Indl Dev Auth Rev
              Gambrill Gardens Proj Impt & Rfdg......        6.200   06/01/29        2,803,240
        965   Fenton, MO Tax Increment Rev & Impt
              Gravois Bluffs Proj Rfdg (Prerefunded @
              10/01/11)..............................        7.000   10/01/21        1,116,331

See Notes to Financial Statements                                             41

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MISSOURI (CONTINUED)
$     3,640   Fenton, MO Tax Increment Rev & Impt
              Gravois Bluffs Proj Rfdg (Prerefunded @
              10/01/12)..............................        6.125%  10/01/21   $    4,121,754
      1,400   Ferguson, MO Tax Increment Rev
              Crossings at Halls Ferry Proj..........        5.000   04/01/17        1,397,116
        200   Ferguson, MO Tax Increment Rev
              Crossings at Halls Ferry Proj (j)......        7.250   04/01/07          202,188
      2,000   Ferguson, MO Tax Increment Rev
              Crossings at Halls Ferry Proj
              (Prerefunded @ 4/01/07)................        7.625   04/01/17        2,063,840
        306   Ferguson, MO Tax Increment Rev
              Crossings at Halls Ferry Proj
              (Prerefunded @ 4/01/07)................        7.625   04/01/18          315,768
      3,610   Good Shepard Nursing Home Dist MO
              Nursing Home Fac Rev Rfdg..............        5.900   08/15/23        3,647,400
      1,500   Joplin, MO Indl Dev Auth Hlth Freeman
              Hlth Sys Proj..........................        5.750   02/15/35        1,661,760
      3,000   Kansas City, MO Indl Dev Auth First Mtg
              Bishop Spencer Ser A...................        6.250   01/01/24        3,177,210
      4,000   Kansas City, MO Indl Dev Auth First Mtg
              Bishop Spencer Ser A...................        6.500   01/01/35        4,260,720
        502   Kansas City, MO Indl Dev Auth
              Multi-Family Hsg Rev Brentwood Manor
              Apt Proj Ser A (AMT)...................        6.950   04/15/15          546,281
      1,478   Kansas City, MO Indl Dev Auth
              Multi-Family Hsg Rev Brentwood Manor
              Apt Proj Ser B (AMT)...................        7.250   10/15/38        1,548,900
        325   Kansas City, MO Indl Dev Auth
              Multi-Family Hsg Rev Walnut Grove Apt
              Proj Ser B (AMT) (c)...................        7.550   06/15/12          352,293
        990   Kansas City, MO Indl Dev Auth
              Multi-Family Hsg Rev Walnut Grove Apt
              Proj Ser B (AMT) (c)...................        7.550   06/15/22        1,080,684
      3,430   Kansas City, MO Indl Dev Auth
              Multi-Family Hsg Rev Walnut Grove Apt
              Proj Ser B (AMT) (c)...................        7.550   06/15/35        3,722,579
      2,000   Kansas City, MO Indl Dev Plaza Lib
              Proj...................................        5.900   03/01/24        2,034,680
        969   Kansas City, MO Multi-Family Hsg Rev
              Northwoods Apts Proj Ser A (AMT).......        6.450   05/01/40        1,025,318
      1,000   Missouri St Dev Fin Brd Fac Branson
              Landing Proj Ser A.....................        5.500   12/01/24        1,073,940
      1,500   Missouri St Dev Fin Brd Fac Branson
              Landing Proj Ser A.....................        5.625   12/01/28        1,625,805
      5,000   Nevada, MO Hosp Rev Nevada Regl Med
              Ctr....................................        6.750   10/01/31        5,330,900

 42                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              MISSOURI (CONTINUED)
$     3,355   Osage Beach, MO Tax Increment Prewitts
              Point Proj.............................        6.750%  05/01/23   $    3,545,027
      3,000   Perry Cnty, MO Nursing Home Rev Rfdg...        5.900   03/01/28        3,032,880
      5,500   Saint Joseph, MO Indl Dev Auth Hlthcare
              Rev Living Cmnty Saint Joseph Proj.....        7.000   08/15/32        5,626,500
      1,000   Saint Joseph, MO Indsl Dev Auth
              Shoppers North Vlg Proj Ser A..........        5.375   11/01/24        1,020,630
      8,000   Saint Louis Cnty, MO Indl Dev Auth Hlth
              Fac Rev Ranken Jordan Proj Ser A.......        6.625   11/15/35        8,387,200
        790   Saint Louis, MO Tax Increment Rev
              Scullin Redev Area Ser A...............       10.000   08/01/10          880,242
      3,135   Saline Cnty, MO Indl Dev Auth Hlth Fac
              Rev John Fitzgibbon Mem Hosp Inc
              (Acquired 01/12/99, Cost $3,074,752)
              (e)....................................        6.500   12/01/28        3,239,239
      5,600   Valley Park, MO Indl Dev Auth Sr Hsg
              Rev Cape Albeon Proj...................        6.150   12/01/33        5,821,200
                                                                                --------------
                                                                                   102,521,075
                                                                                --------------
              NEVADA  1.2%
      2,000   Boulder City, NV Hosp Rev Boulder City
              Hosp Inc Proj Rfdg.....................        5.850   01/01/22        2,024,820
      5,495   Clark Cnty, NV Assisted Living
              Homestead Boulder City Proj (c)........        6.500   12/01/27        5,691,831
      1,995   Clark Cnty, NV Impt Dist Spl Impt Dist
              No-142 Loc Impt........................        6.100   08/01/18        2,059,020
      2,745   Clark Cnty, NV Impt Dist Spl Impt Dist
              No-142 Loc Impt........................        6.375   08/01/23        2,833,499
     14,980   Clark Cnty, NV Indl Dev Rev Rfdg
              Southwest Gas Corp Proj B (FGIC Insd)
              (AMT) (f)..............................        5.000   12/01/33       15,808,244
      2,500   Clark Cnty, NV Indl Dev Rev NV Pwr Co
              Proj Rfdg Ser B (AMT)..................        5.900   10/01/30        2,500,275
     11,190   Clark Cnty, NV Indl Dev Rev NV Pwr Co
              Proj Rfdg Ser C........................        5.500   10/01/30       11,190,112
        925   Henderson, NV Loc Impt Dist No T 13 Ser
              A......................................        6.800   03/01/22          955,414
      3,700   Henderson, NV Loc Impt Dist No T 13 Ser
              B......................................        6.900   03/01/22        3,822,581
      1,400   Las Vegas, NV Loc Impt Bds Spl Impt
              Dist No 607............................        6.250   06/01/24        1,450,862
        540   Las Vegas, NV Spl Impt Dist No Elkhorn
              Springs................................        8.000   09/15/13          545,486
      4,655   Reno, NV Spl Assmt Dist No 4 Somersett
              Pkwy...................................        6.625   12/01/22        4,803,541
                                                                                --------------
                                                                                    53,685,685
                                                                                --------------

See Notes to Financial Statements                                             43

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              NEW HAMPSHIRE  0.9%
$     4,845   New Hampshire Higher Ed & Hlth Fac Auth
              Rev Daniel Webster College Issue.......        6.300%  07/01/29   $    5,012,831
      2,000   New Hampshire Higher Ed & Hlth Fac Auth
              Rev First Mtg Odd Fellows Home Rfdg....        9.000   06/01/14        2,184,840
      4,000   New Hampshire Higher Ed & Hlth Fac Auth
              Rev New England College (c)............        6.125   03/01/19        4,146,880
      1,000   New Hampshire Higher Ed & Hlth Fac Auth
              Rev Riverwoods at Exeter Ser A.........        6.500   03/01/23        1,019,330
      1,500   New Hampshire Higher Ed & Hlth Hosp
              Littleton Hosp Assn Ser A..............        5.900   05/01/18        1,556,880
      1,250   New Hampshire Higher Ed & Hlth Hosp
              Littleton Hosp Assn Ser A..............        6.000   05/01/28        1,286,012
      6,315   New Hampshire Hlth & Ed Fac Auth Rev
              Daniel Webster College Issue (c).......        7.500   07/01/31        6,739,936
      1,035   New Hampshire Hlth & Ed Fac Auth Rev
              Havenwood-Heritage Heights Ser A.......        5.350   01/01/26        1,048,621
        750   New Hampshire Hlth & Ed Fac Auth Rev
              Havenwood-Heritage Heights Ser A.......        5.400   01/01/30          758,333
      1,735   New Hampshire Hlth & Ed Fac Auth Rev
              Hlthcare Sys Covenant Hlth.............        5.500   07/01/34        1,874,320
      1,570   New Hampshire Hlth & Ed Fac Auth Rev
              Huntington at Nashua Ser A.............        6.875   05/01/23        1,692,366
      4,600   New Hampshire Hlth & Ed Fac Auth Rev
              Huntington at Nashua Ser A.............        6.875   05/01/33        4,934,328
      1,055   New Hampshire Hlth & Ed Fac Speare Mem
              Hosp...................................        5.500   07/01/25        1,112,118
      1,150   New Hampshire Hlth & Ed Fac Speare Mem
              Hosp...................................        5.875   07/01/34        1,231,926
      2,620   New Hampshire St Business Fin Auth Elec
              Fac Rev Plymouth Cogeneration (AMT)
              (Acquired 06/29/93, Cost $2,563,954)
              (e)....................................        7.750   06/01/14        2,670,409
      3,000   New Hampshire St Business Fin Auth Rev
              Alice Peck Day Hlth Sys Rfdg Ser A.....        7.000   10/01/29        3,170,490
         95   New Hampshire St Hsg Fin Auth Single
              Family Rev Mtg Acquisition Ser G
              (AMT)..................................        6.300   01/01/26           95,868
        180   New Hampshire St Hsg Fin Auth Single
              Family Rev Ser D (AMT).................        5.900   07/01/28          185,566
                                                                                --------------
                                                                                    40,721,054
                                                                                --------------
              NEW JERSEY  3.0%
      2,000   Camden Cnty, NJ Impt Auth Rev Hlthcare
              Redev Cooper Hlth Ser A................        5.750   02/15/34        2,184,860
      6,000   New Jersey Econ Dev Auth Cedar Crest
              Vlg Inc Fac Ser A......................        7.250   11/15/21        6,940,320
      4,000   New Jersey Econ Dev Auth Cig Tax.......        5.750   06/15/29        4,374,960

 44                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              NEW JERSEY (CONTINUED)
$     3,450   New Jersey Econ Dev Auth Econ Dev Rev
              United Methodist Homes Ser A...........        6.125%  07/01/23   $    3,723,481
      5,800   New Jersey Econ Dev Auth Econ Dev Rev
              United Methodist Homes Ser A...........        6.250   07/01/33        6,338,298
        145   New Jersey Econ Dev Auth First Mtg
              Cranes Mill Ser A (Prerefunded @
              2/01/07)...............................        7.000   02/01/10          147,268
      2,355   New Jersey Econ Dev Auth First Mtg
              Franciscan Oaks Proj...................        5.750   10/01/23        2,411,402
        600   New Jersey Econ Dev Auth First Mtg
              Hamilton Continuing Care Ser A.........        8.350   11/01/30          651,714
      1,500   New Jersey Econ Dev Auth First Mtg
              Presbyterian Ser A.....................        6.250   11/01/20        1,584,765
      1,500   New Jersey Econ Dev Auth First Mtg
              Presbyterian Ser A.....................        6.375   11/01/31        1,599,735
      6,000   New Jersey Econ Dev Auth First Mtg
              Seashore Gardens Proj..................        7.750   04/01/33        7,007,820
      1,250   New Jersey Econ Dev Auth First Mtg
              Seashore Gardens Proj..................        8.000   04/01/23        1,472,313
      3,500   New Jersey Econ Dev Auth First Mtg
              Seashore Gardens Proj..................        8.000   04/01/31        4,122,475
      2,000   New Jersey Econ Dev Auth Retirement
              Cmnty Rev Seabrook Vlg Inc Ser A.......        8.250   11/15/30        2,330,960
      1,000   New Jersey Econ Dev Auth Retirement
              Cmnty Rev Ser A........................        8.000   11/15/15        1,157,000
      1,000   New Jersey Econ Dev Auth Retirement
              Cmnty Rev Ser A........................        8.125   11/15/18        1,078,730
      1,440   New Jersey Econ Dev Auth Retirement
              Cmnty Rev Ser A........................        8.125   11/15/23        1,672,157
        975   New Jersey Econ Dev Auth Rev First Mtg
              Millhouse Proj Ser A (l)...............        8.250   04/01/10          388,343
      2,060   New Jersey Econ Dev Auth Rev First Mtg
              Millhouse Proj Ser A (l)...............        8.500   04/01/16        1,107,868
      1,470   New Jersey Econ Dev Auth Rev Kullman
              Assoc LLC Proj Ser A (AMT).............        6.125   06/01/18        1,413,067
        785   New Jersey Econ Dev Auth Rev Kullman
              Assoc LLC Proj Ser A (AMT).............        6.750   07/01/19          777,605
      2,500   New Jersey Econ Dev Auth Rev Sr Living
              Fac Esplanade Bear (AMT)...............        7.000   06/01/39        1,806,500
      1,250   New Jersey Econ Dev Auth Seabrook Vlg
              Inc Fac Rfdg (d).......................        5.250   11/15/26        1,289,587
      2,000   New Jersey Econ Dev Auth Seabrook Vlg
              Inc Fac Rfdg (d).......................        5.250   11/15/36        2,052,220
      4,895   New Jersey Econ Dev Auth Sr Mtg Arbor
              Ser A..................................        6.000   05/15/28        5,064,661
      4,000   New Jersey Econ Dev Auth Utd Methodist
              Homes NJ Oblig.........................        5.750   07/01/29        4,103,120

See Notes to Financial Statements                                             45

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              NEW JERSEY (CONTINUED)
$     1,500   New Jersey Hlthcare Fac Fin Auth Rev
              Cap Hlth Sys Oblig Grp Ser A...........        5.000%  07/01/26   $    1,548,750
      3,000   New Jersey Hlthcare Fac Fin Auth Rev
              Cap Hlth Sys Oblig Grp Ser A...........        5.375   07/01/33        3,176,100
      4,385   New Jersey Hlthcare Fac Fin Auth Rev
              Cap Hlth Sys Oblig Grp Ser A...........        5.750   07/01/23        4,763,162
      1,320   New Jersey Hlthcare Fac Fin Auth Rev
              Care Inst Inc Cherry Hill Proj (c).....        7.750   07/01/10        1,355,270
      1,000   New Jersey Hlthcare Fac Fin Auth Rev
              Care Inst Inc Cherry Hill Proj.........        8.000   07/01/27        1,026,380
      1,000   New Jersey Hlthcare Fac Fin Auth Rev
              Palisades Med Ctr NY Hlthcare..........        6.625   07/01/31        1,123,530
      1,025   New Jersey Hlthcare Fac Fin Auth Rev
              Pascack Vlg Hosp Assn..................        6.000   07/01/13        1,074,836
      1,200   New Jersey Hlthcare Fac Fin Auth Rev
              Pascack Vlg Hosp Assn..................        6.500   07/01/23        1,277,736
      7,000   New Jersey Hlthcare Fac Fin Auth Rev
              Pascack Vlg Hosp Assn..................        6.625   07/01/36        7,481,110
      1,305   New Jersey Hlthcare Fac Fin Auth Rev
              Raritan Bay Med Ctr Issue Rfdg.........        7.250   07/01/14        1,340,887
      2,000   New Jersey Hlthcare Fac Fin Auth Rev
              South Jersey Hosp (d)..................        5.000   07/01/46        2,092,000
      2,135   New Jersey Hlthcare Fac Fin Auth Rev
              South Jersey Hosp......................        6.000   07/01/32        2,383,535
      1,000   New Jersey Hlthcare Fac Fin Auth Rev
              South Jersey Hosp Rfdg.................        5.000   07/01/36        1,053,280
        720   New Jersey Hlthcare Fac Trinitas Hosp
              Oblig Grp..............................        7.500   07/01/30          803,866
      3,450   New Jersey St Ed Fac Auth Rev Felician
              College of Lodi Ser D (Acquired
              11/07/97, Cost $3,450,000) (e).........        7.375   11/01/22        3,586,379
     10,000   New Jersey St Ed Fac Auth Rev Princeton
              Univ Ser D (f).........................        5.000   07/01/26       10,981,050
     10,000   New Jersey St Ed Fac Auth Rev Princeton
              Univ Ser D (f).........................        5.000   07/01/27       10,981,050
      2,085   Tobacco Settlement Fin Corp NJ.........        5.750   06/01/32        2,219,670
      5,000   Tobacco Settlement Fin Corp NJ.........        6.000   06/01/37        5,467,600
      2,000   Tobacco Settlement Fin Corp NJ.........        6.125   06/01/42        2,199,260
      1,650   Tobacco Settlement Fin Corp NJ.........        6.250   06/01/43        1,852,208
                                                                                --------------
                                                                                   134,588,888
                                                                                --------------
              NEW MEXICO  0.8%
      6,935   Albuquerque, NM Retirement Fac Rev La
              Vida Llena Proj Rfdg Ser B.............        6.600   12/15/28        7,233,760
      1,435   Bernalillo Cnty, NM Multi-Family Hsg Sr
              Solar Villas Apt Ser F.................        7.250   10/15/22        1,503,435
      1,495   Cabezon Pub Impt Dist NM...............        6.300   09/01/34        1,604,150

 46                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              NEW MEXICO (CONTINUED)
$     3,000   Farmington, NM Pollutn Ctl Rev Pub Svc
              Co NM Proj Ser A (AMT).................        6.600%  10/01/29   $    3,244,980
      3,774   New Mexico Hsg Auth Region III Sr
              Brentwood Gardens Apt Ser A (AMT)......        6.850   12/01/31        4,109,169
      2,285   New Mexico Regl Hsg Auth Hsg Wildewood
              Apt Proj Sr Ser A (c)..................        7.500   12/01/30        2,489,576
      2,675   RHA Hsg Dev Corp NM Multi-Family Rev
              Mtg Woodleaf Apt Proj Rfdg Ser A (GNMA
              Collateralized)........................        7.125   12/15/27        2,691,505
      3,320   San Juan Cnty, NM Multi-Family Hsg
              Apple Ridge Apts Sr Ser A (AMT) (c)....        7.250   12/01/31        3,609,869
      3,250   Santa Fe Cnty, NM Proj Rev El Castillo
              Retirement Ser A.......................        5.625   05/15/25        3,309,085
      3,000   Santa Fe, NM Ed Fac Rev Impt College of
              Santa Fe Proj..........................        5.750   10/01/28        3,435,720
        750   Ventana West Pub Impt Dist NM..........        6.875   08/01/33          818,887
                                                                                --------------
                                                                                    34,050,136
                                                                                --------------
              NEW YORK  11.9%
      1,845   Amherst, NY Indl Dev Agy Sharry Zedek
              Proj Rfdg Ser A........................        7.000   06/15/36        1,892,177
      1,940   Bethlehem, NY Indl Dev Agy Sr Hsg Rev
              Van Allen Proj Ser A...................        6.875   06/01/39        2,025,476
        700   Brookhaven, NY Indl Dev Agy Mem Hosp
              Med Ctr Inc Ser A......................        7.750   11/15/10          758,135
      3,000   Brookhaven, NY Indl Dev Agy Mem Hosp
              Med Ctr Inc Ser A......................        8.125   11/15/20        3,307,200
      1,000   Brookhaven, NY Indl Dev Agy Mem Hosp
              Med Ctr Inc Ser A......................        8.250   11/15/30        1,104,470
      4,760   Brookhaven, NY Indl Dev Agy Sr
              Residential Hsg Rev Woodcrest Estates
              Fac Ser A (AMT)........................        6.375   12/01/37        4,947,306
      1,340   Brookhaven, NY Indl Dev Agy Sr
              Woodcrest Estates Fac Ser A (AMT)......        6.250   12/01/23        1,393,868
        345   Castle Rest Residential Hlthcare Fac NY
              Rev Hlthcare Fac Ser B.................        8.000   08/01/10          353,891
      3,415   Dutchess Cnty, NY Indl Dev Agy Saint
              Francis Hosp Rfdg Ser A................        7.500   03/01/29        3,811,857
      1,000   Erie Cnty, NY Indl Dev Agy Rev Orchard
              Pk CCRC Inc Proj Ser A.................        6.000   11/15/36        1,074,420
     23,000   Metropolitan Transn Auth NY Dedicated
              Tax Fd Ser A (MBIA Insd) (f)...........        5.000   11/15/31       24,962,245
     15,000   Metropolitan Transn Auth NY Dedicated
              Tax Fd Ser A (FSA Insd) (f)............        5.250   11/15/24       16,257,825
     30,000   Metropolitan Transn Auth NY Rfdg Ser A
              (FSA Insd) (f).........................        5.000   11/15/30       31,763,400

See Notes to Financial Statements                                             47

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              NEW YORK (CONTINUED)
$     2,000   Monroe Cnty, NY Indl Dev Agy Civic Fac
              Rev Cloverwood Sr Living Ser A.........        6.750%  05/01/23   $    1,995,920
      5,000   Monroe Cnty, NY Indl Dev Agy Civic Fac
              Rev Cloverwood Sr Living Ser A.........        6.875   05/01/33        5,000,900
        760   Monroe Cnty, NY Indl Dev Agy Woodland
              Vlg Proj...............................        8.000   11/15/15          869,440
      1,570   Monroe Cnty, NY Indl Dev Agy Woodland
              Vlg Proj...............................        8.550   11/15/32        1,873,952
      1,000   Mount Vernon, NY Indl Dev Agy Civic Fac
              Rev....................................        6.200   06/01/29        1,031,320
     30,000   Nassau Cnty, NY Tob Settlement Cap
              Apprec Second Sub Ser C................          *     06/01/46        2,975,400
    160,000   Nassau Cnty, NY Tob Settlement Cap
              Apprec Third Ser D.....................          *     06/01/60        5,571,200
      1,870   Newark-Wayne Cmnty Hosp Inc NY Hosp Ser
              A......................................        7.600   09/01/15        1,872,768
      3,205   New York City Indl Dev Agy Civic Fac
              Rev Cmnty Res Developmentally
              Disabled...............................        7.500   08/01/26        3,274,581
      3,375   New York City Indl Dev Agy Civic Fac
              Rev Our Lady of Mercy Med Ctr Pkg Corp
              Proj...................................        8.500   12/30/22        3,170,947
      3,000   New York City Indl Dev Agy Civic Fac
              Rev Psch Inc Proj......................        6.375   07/01/33        3,231,330
      2,650   New York City Indl Dev Agy Civic Fac
              Rev Spl Place Inc Proj Ser A...........        7.000   01/01/33        2,824,211
      5,290   New York City Indl Dev Agy Civic Fac
              Rev Touro College Proj Ser A (Acquired
              06/29/99, 06/06/01, and 07/22/02, Cost
              $4,931,406) (e)........................        6.350   06/01/29        5,612,425
     15,000   New York City Indl Dev Agy Rev Yankee
              Stadium (FGIC Insd) (f)................        5.000   03/01/46       16,179,262
      5,000   New York City Indl Dev Agy Lycee
              Francais De NY Ser C...................        6.800   06/01/28        5,546,900
     19,050   New York City Indl Dev Agy Rev Liberty
              7 World Trade Ctr Proj.................        6.750   03/01/15       20,568,094
     16,900   New York City Indl Dev Agy Rev Liberty
              7 World Trade Ctr Proj Ser A...........        6.250   03/01/15       18,048,355
     12,000   New York City Indl Dev Agy Rev Liberty
              7 World Trade Ctr Proj Ser A...........        6.500   03/01/35       12,852,120
        315   New York City Indl Dev Agy Rev Lycee
              Francais De NY Proj Ser A (ACA Insd)...        5.375   06/01/23          333,346
      7,500   New York City Indl Dev Agy Rev Visy
              Paper Inc Proj (AMT)...................        7.950   01/01/28        7,672,050
      3,000   New York City Indl Dev Agy Rev (AMBAC
              Insd) (f)..............................        5.000   01/01/25        3,268,995
      3,040   New York City Indl Dev Agy Rev (AMBAC
              Insd) (f)..............................        5.000   01/01/26        3,312,582

 48                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              NEW YORK (CONTINUED)
$     5,000   New York City Indl Dev Agy Rev (AMBAC
              Insd) (f)..............................        5.000%  01/01/31   $    5,448,325
      9,000   New York City Indl Dev Agy Rev (AMBAC
              Insd) (f)..............................        5.000   01/01/36        9,806,985
     10,000   New York City Muni Wtr Fin Auth Wtr &
              Swr Sys Rev Ser A (f)..................        5.000   06/15/35       10,549,800
     10,040   New York City Mun Wtr Fin Auth Rfdg Ser
              E (FSA Insd) (f).......................        5.000   06/15/26       10,635,924
     45,000   New York City Trans Fin Auth Ser C
              (f)....................................        5.000   02/01/33       47,727,450
      2,500   New York Liberty Dev Corp Rev National
              Sports Museum Proj Ser A (Acquired
              08/07/06, Cost $2,500,000) (e).........        6.125   02/15/19        2,665,575
      2,000   New York St Dorm Auth Rev North Shore L
              I Jewish Grp...........................        5.375   05/01/23        2,147,840
     35,000   New York St Dorm Auth Rev Ser 2 (f)....        5.000   07/01/30       37,748,550
      2,500   New York St Dorm Auth Rev Winthrop
              South Nassau Univ......................        5.500   07/01/23        2,679,275
      5,195   New York St Dorm Auth Rev Winthrop
              South Nassau Univ......................        5.750   07/01/28        5,657,043
      4,000   New York St Dorm Auth Rev Winthrop Univ
              Hosp Assn Ser A........................        5.500   07/01/23        4,282,080
      1,250   Oneida Cnty, NY Indl Dev Agy Civic Fac
              Saint Elizabeth Med Ser A..............        5.875   12/01/29        1,280,950
      1,520   Oneida Cnty, NY Indl Dev Agy Civic Fac
              Saint Elizabeth Med Ser B..............        6.000   12/01/19        1,568,230
        200   Onondaga Cnty, NY Indl Dev Agy Civic
              Fac Rev Iroquois Nursing Home Ser B
              (FHA Gtd) (c)..........................        7.000   02/01/09          200,158
      4,000   Orange Cnty, NY Indl Dev Agy Arden Hill
              Life Care Ctr Proj Ser A...............        7.000   08/01/31        4,269,960
        300   Oswego Cnty, NY Indl Dev Agy Civic Fac
              Rev Sub St Luke Residential Hlth Ser B
              (c)....................................        7.000   02/01/12          311,358
      2,200   Peekskill, NY Indl Dev Agy Sr Drum Hill
              Sr Living Proj (AMT)...................        6.375   10/01/28        2,207,524
     23,480   Port Auth NY & NJ (f)..................        5.000   10/01/25       24,973,093
     12,460   Port Auth NY & NJ (MBIA Insd) (f)......        5.250   11/01/17       13,636,286
      7,160   Port Auth NY & NJ (MBIA Insd) (f)......        5.250   11/01/18        7,816,572
      5,075   Rockland Cnty, NY Indl Dev Agy Civic
              Fac Rev Dominican College Proj
              (Prerefunded @ 5/01/08) (Acquired
              06/30/98, 01/28/00, 11/13/00, 11/17/00,
              Cost $4,656,737)) (e)..................        6.250   05/01/28        5,337,986
      2,245   Saratoga Cnty, NY Indl Dev Agy Sr Hsg
              Rev Highpointe at Malta Proj Ser A.....        6.875   06/01/39        2,362,885
      1,000   Suffolk Cnty, NY Gurwin Jewish Phase
              II.....................................        6.700   05/01/39        1,096,730

See Notes to Financial Statements                                             49

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              NEW YORK (CONTINUED)
$     1,000   Suffolk Cnty, NY Indl Dev Agy
              Continuing Care Retirement Peconic
              Landing Ser A..........................        8.000%  10/01/20   $    1,116,640
      2,000   Suffolk Cnty, NY Indl Dev Agy
              Continuing Care Retirement Peconic
              Landing Ser A..........................        8.000   10/01/30        2,221,420
      6,570   Suffolk Cnty, NY Indl Dev Agy Eastern
              Long Is Hosp Assoc Ser A...............        7.750   01/01/22        7,047,770
      2,820   Suffolk Cnty, NY Indl Dev Agy Indl Dev
              Rev Spellman High Voltage Fac Ser A
              (AMT)..................................        6.375   12/01/17        2,843,660
      4,000   Suffolk Cnty, NY Indl Dev Agy Medford
              Hamlet Asstd Living Proj (AMT).........        6.375   01/01/39        4,107,840
      4,540   Sullivan Cnty, NY Indl Dev Agy Civic
              Fac Rev Hebrew Academy Spl Children
              (c)....................................        7.500   06/01/32        4,931,530
         60   Syracuse, NY Hsg Auth Rev Sub Proj
              Loretto Rest Ser B.....................        7.500   08/01/10           60,967
      1,350   Syracuse, NY Indl Dev Agy Rev First Mtg
              Jewish Home Ser A......................        7.375   03/01/21        1,462,941
      2,325   Syracuse, NY Indl Dev Agy Rev First Mtg
              Jewish Home Ser A......................        7.375   03/01/31        2,513,069
     10,000   Triborough Brdg & Tunl Auth NY Rev Rfdg
              Ser B (f)..............................        5.000   11/15/32       10,585,100
     11,250   Tsasc Inc, NY Ser I (f)................        5.000   06/01/26       11,571,469
     20,000   Tsasc Inc, NY Ser I (f)................        5.000   06/01/34       20,494,100
      9,690   Tsasc Inc, NY Ser I (f)................        5.125   06/01/42       10,006,475
     10,000   Tsasc Inc, NY Ser 1....................        5.000   06/01/34       10,247,100
      1,000   Ulster Cnty, NY Indl Dev Agy
              Benedictine Hosp Proj Ser A............        6.400   06/01/14        1,063,580
        495   Ulster Cnty, NY Indl Dev Agy Civic Fac
              Rev Benedictine Hosp Proj Ser A (j)....        6.250   06/01/08          506,024
      3,895   Ulster Cnty, NY Indl Dev Agy Civic Fac
              Rev Benedictine Hosp Proj Ser A........        6.450   06/01/24        4,169,559
      3,750   Utica, NY Indl Dev Agy Civic Fac Rev
              Utica College Civic Fac................        6.850   12/01/31        4,114,950
      5,000   Westchester Cnty, NY Indl Dev Agy Mtg
              Kendal on Hudson Proj Ser A............        6.375   01/01/24        5,378,350
      5,000   Westchester Cnty, NY Indl Dev Agy Mtg
              Kendal on Hudson Proj Ser A............        6.500   01/01/34        5,384,500
      2,000   Westchester Cnty, NY Indl Dev Hebrew
              Hosp Sr Hsg Inc Ser A..................        7.375   07/01/30        2,158,840
                                                                                --------------
                                                                                   537,134,831
                                                                                --------------
              NORTH CAROLINA  0.9%
      1,000   Halifax Cnty, NC Indl Fac & Pollutn Ctl
              Fin Auth Intl Paper Co Proj Ser A
              (AMT)..................................        5.900   09/01/25        1,061,630
      1,000   North Carolina Med Care Commn First Mtg
              Arbor Acres Cmnty Proj.................        6.250   03/01/27        1,076,980

 50                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              NORTH CAROLINA (CONTINUED)
$     7,050   North Carolina Med Care Commn First Mtg
              Baptist Retirement Ser A...............        6.400%  10/01/31   $    7,404,051
      3,000   North Carolina Med Care Commn First Mtg
              Forest at Duke Proj....................        6.375   09/01/32        3,238,710
      2,000   North Carolina Med Care Commn First Mtg
              Presbyterian Homes.....................        5.500   10/01/31        2,091,040
      2,000   North Carolina Med Care Commn First Mtg
              Presbyterian Homes.....................        5.600   10/01/36        2,103,300
      2,500   North Carolina Med Care Commn First Mtg
              Presbyterian Homes Proj................        7.000   10/01/31        2,824,150
      2,500   North Carolina Med Care Commn First Mtg
              Salemtowne Proj........................        6.625   04/01/31        2,788,225
      1,100   North Carolina Med Care Commn First Mtg
              Salemtowne Proj Rfdg...................        5.100   10/01/30        1,126,862
      1,850   North Carolina Med Care Commn First Mtg
              Salemtowne Rfdg........................        5.000   10/01/23        1,880,062
      1,250   North Carolina Med Care Commn First Mtg
              United Methodist Homes (Prerefunded @
              10/01/09)..............................        7.250   10/01/32        1,373,038
      1,200   North Carolina Med Care Commn First Mtg
              Utd Methodist Homes (Prerefunded @
              10/01/09)..............................        7.000   10/01/17        1,310,136
      9,500   North Carolina Med Care Commn
              Retirement Fac Rev First Mtg Givens
              Estates Proj Ser A.....................        6.500   07/01/32       10,313,770
                                                                                --------------
                                                                                    38,591,954
                                                                                --------------
              NORTH DAKOTA  0.6%
      2,610   Devils Lake, ND Hlthcare Fac Rev & Impt
              Lk Reg Lutheran Rfdg...................        6.100   10/01/23        2,163,011
        495   Fargo, ND Multi-Family Rev Hsg
              Trollwood Vlg Proj Rfdg Ser A (AMT)....        7.250   09/01/21          519,260
        765   Fargo, ND Multi-Family Rev Hsg
              Trollwood Vlg Proj Rfdg Ser A (AMT)....        7.400   09/01/26          804,267
      2,120   Fargo, ND Multi-Family Rev Hsg
              Trollwood Vlg Proj Rfdg Ser A (AMT)....        7.600   09/01/31        2,242,494
      1,165   Grand Forks, ND Nursing Fac Vly Homes &
              Svc Proj (c)...........................        5.450   11/01/31        1,185,702
      1,000   Grand Forks, ND Nursing Fac Vly Homes &
              Svc Proj Ser A.........................        6.250   11/01/29        1,052,600
      3,500   Grand Forks, ND Nursing Fac Vly Homes &
              Svc Proj Ser C.........................        5.250   09/01/36        3,727,885
      4,000   Grand Forks, ND Sr Hsg Rev 4000 Vly
              Square Proj............................        6.250   12/01/34        4,091,360
      1,835   Grand Forks, ND Sr Hsg Rev 4000 Vly
              Square Proj............................        6.375   12/01/34        1,876,691

See Notes to Financial Statements                                             51

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              NORTH DAKOTA (CONTINUED)
$     1,545   Grand Forks, ND Sr Hsg Rev 4000 Vly
              Square Proj Rfdg.......................        5.200%  12/01/26   $    1,559,369
      2,400   Grand Forks, ND Sr Hsg Rev 4000 Vly
              Square Proj Rfdg.......................        5.300   12/01/34        2,422,584
        645   Lincoln, ND Muni Indl Dev Act Mo Slope
              Lutheran Care Ctr Proj.................        5.250   11/01/26          648,618
      2,840   Lincoln, ND Muni Indl Dev Act Mo Slope
              Lutheran Care Ctr Proj.................        5.350   11/01/41        2,854,058
      2,250   Ward Cnty, ND Hlthcare Fac Rev Trinity
              Obligated Group Rfdg (n)...............        5.125   07/01/25        2,379,083
      1,500   Ward Cnty, ND Hlthcare Fac Rev Trinity
              Obligated Group Rfdg...................        5.125   07/01/29        1,586,655
                                                                                --------------
                                                                                    29,113,637
                                                                                --------------
              OHIO  1.8%
     10,255   Adams Cnty Hosp Fac Impt Rev Adams Cnty
              Hosp Proj..............................        6.500   09/01/36       10,654,842
      1,500   Akron Bath Copley, OH St Twp Hosp Dist
              Rev Summa Hosp Ser A...................        5.375   11/15/24        1,548,990
      4,000   Athens Cnty, OH Hosp Fac Rev Impt
              O'Bleness Mem Rfdg Ser A...............        6.900   11/15/23        4,363,440
      7,650   Athens Cnty, OH Hosp Fac Rev Impt
              O'Bleness Mem Rfdg Ser A...............        7.125   11/15/33        8,396,563
      5,000   Cleveland Cuyahoga Cnty, OH Spl Assmt
              Tax Increment Proj.....................        7.350   12/01/31        5,557,500
      2,500   Cuyahoga Cnty, OH Hlthcare Fac
              Franciscan Cnty OH Inc Proj Ser C......        6.250   05/15/32        2,557,975
      3,000   Cuyahoga Cnty, OH Hosp Fac Canton Inc
              Proj...................................        7.500   01/01/30        3,332,520
      7,000   Cuyahoga Cnty, OH Rev Rfdg Ser A.......        6.000   01/01/32        7,816,200
      4,000   Dayton, OH Spl Fac Rev Air Freight
              Cargo Day LLC Proj (AMT)...............        6.300   04/01/22        4,082,000
      2,000   Dayton, OH Spl Fac Rev Air Freight Ser
              D (AMT)................................        6.200   10/01/09        2,130,220
      5,600   Hamilton Cnty, OH Hlthcare Life
              Enriching Cmnty Proj Rfdg Ser A (d)....        5.000   01/01/37        5,804,120
      2,010   Hamilton Cnty, OH Multi-Family Rev Hsg
              Garden Hill Washington Pk Apt (AMT)....        7.750   10/01/21        1,846,728
      2,500   Lorain Cnty, OH Hosp Rev Catholic
              Hlthcare...............................        5.375   10/01/30        2,668,500
      1,000   Lucas Cnty, OH Hlthcare Impt Sunset
              Retirement Rfdg Ser A..................        6.550   08/15/24        1,080,150
        500   Lucas Cnty, OH Hlthcare Impt Sunset
              Retirement Rfdg Ser A..................        6.625   08/15/30          540,735

 52                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              OHIO (CONTINUED)
$       915   Madison Cnty, OH Hosp Impt Rev Madison
              Cnty Hosp Proj Rfdg (Prerefunded @
              08/01/08)..............................        6.250%  08/01/18   $      940,428
      3,230   Madison Cnty, OH Hosp Impt Rev Madison
              Cnty Hosp Proj Rfdg (Prerefunded @
              08/01/08)..............................        6.400   08/01/28        3,365,499
      4,340   Norwood, OH Tax Increment Rev Fin
              Cornerstone at Norwood.................        6.200   12/01/31        4,437,563
      2,000   Ohio St Air Quality Dev Auth Pollutn
              Ctl Cleveland Rfdg Ser A...............        6.000   12/01/13        2,056,140
      1,000   Pinnacle Cmnty Infrastructure Fac Ser
              A......................................        6.000   12/01/22        1,064,700
      2,000   Pinnacle Cmnty Infrastructure Fac Ser
              A......................................        6.250   12/01/36        2,134,780
        500   Port Gtr Cincinnati Dev Auth Coop Pub
              Pkg Infrastructure Proj................        6.300   02/15/24          544,780
      2,030   Port Gtr Cincinnati Dev Auth Coop Pub
              Pkg Infrastructure Proj................        6.400   02/15/34        2,208,498
                                                                                --------------
                                                                                    79,132,871
                                                                                --------------
              OKLAHOMA  0.8%
      1,170   Citizen Potawatomi Nation, OK Ser A....        6.500   09/01/16        1,249,244
      1,150   Langston, OK Econ Dev Langston Cmnty
              Dev Corp Proj Ser A (Prerefunded @
              8/01/10)...............................        7.625   08/01/20        1,322,925
      1,000   Langston, OK Econ Dev Langston Cmnty
              Dev Corp Proj Ser A (Prerefunded @
              8/01/10)...............................        7.750   08/01/30        1,154,620
      2,000   Oklahoma Cnty, OK Fin Auth Rev Epworth
              Villa Proj Rfdg........................        6.000   04/01/22        2,056,680
        750   Oklahoma Cnty, OK Fin Auth Rev Epworth
              Villa Proj Rfdg Ser A..................        5.700   04/01/25          776,055
      1,250   Oklahoma Cnty, OK Fin Auth Rev Epworth
              Villa Proj Rfdg Ser A..................        5.875   04/01/30        1,308,388
      1,200   Oklahoma Cnty, OK Fin Auth Rev Epworth
              Villa Proj Rfdg Ser A..................        7.000   04/01/25        1,230,072
      1,990   Oklahoma Cnty, OK Fin Auth Rev Epworth
              Villa Proj Rfdg Ser A (Prerefunded @
              4/01/10)...............................        7.600   04/01/30        2,236,322
      5,000   Oklahoma Dev Fin Auth Rev Comache Cnty
              Hosp Proj Ser B........................        6.375   07/01/21        5,582,350
        500   Oklahoma Dev Fin Auth Rev Comanche Cnty
              Hosp Proj Ser B........................        6.600   07/01/31          563,445
      3,740   Oklahoma Dev Fin Auth Rev Hillcrest
              Hlthcare Sys Rfdg Ser A (Prerefunded @
              8/15/09) (k)...........................        5.625   08/15/19        3,971,992
      6,220   Oklahoma Dev Fin Auth Rev Hillcrest
              Hlthcare Sys Rfdg Ser A (Prerefunded @
              8/15/09)...............................        5.625   08/15/29        6,605,827

See Notes to Financial Statements                                             53

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              OKLAHOMA (CONTINUED)
$     2,500   Oklahoma Dev Fin Auth Rev Hillcrest
              Hlthcare Sys Rfdg Ser A (Prerefunded @
              8/15/09)...............................        5.750%  08/15/12   $    2,663,075
      2,000   Oklahoma Dev Fin Auth Rev Hillcrest
              Hlthcare Sys Rfdg Ser A (Prerefunded @
              8/15/09)...............................        5.750   08/15/13        2,130,460
      1,000   Oklahoma Dev Fin Auth Rev Hillcrest
              Hlthcare Sys Rfdg Ser A (Prerefunded @
              8/15/09)...............................        5.750   08/15/15        1,065,230
      1,000   Stillwater, OK Med Ctr Auth............        5.625   05/15/23        1,100,010
      2,000   Tulsa Cnty, OK Indl Auth Multi-Family
              Hsg Shadybrook Apt Ser A...............        6.375   07/01/28        2,000,880
                                                                                --------------
                                                                                    37,017,575
                                                                                --------------
              OREGON  0.9%
      2,000   Clackamas Cnty, OR Hosp Fac Willamette
              View Inc Proj Ser A (Prerefunded @
              11/01/09)..............................        7.500   11/01/29        2,233,400
      1,150   Clatsop Care Ctr Hlth Dist OR Rev Sr
              Hsg....................................        6.000   08/01/14        1,155,508
      4,000   Clatsop Care Ctr Hlth Dist OR Rev Sr
              Hsg....................................        6.875   08/01/28        4,098,760
      1,700   Douglas Cnty, OR Hosp Fac Auth Rev
              Elderly Hsg Forest Glen Ser A (c)......        7.500   09/01/27        1,745,764
      9,300   Multnomah Cnty, OR Hosp Fac Auth Rev
              Terwilliger Plaza Proj Rfdg (Acquired
              05/16/03, Cost $9,078,771) (e).........        6.500   12/01/29        9,636,195
      3,000   Oregon St Fac Auth Rev College Hsg
              Northwest Proj Ser A...................        5.450   10/01/32        3,113,190
      2,835   Oregon St Hlth Hsg Ed Auth Ore Baptist
              Retirement Homes Ser A.................        8.000   11/15/26        2,892,210
      3,683   Oregon St Hlth Hsg Ed & Cultural Fac
              Auth Ser A (AMT).......................        7.250   06/01/28        3,821,036
      9,925   Yamhill Cnty, OR Hosp Auth Rev
              Friendsview Retirement Cmnty...........        7.000   12/01/34       11,019,331
                                                                                --------------
                                                                                    39,715,394
                                                                                --------------
              PENNSYLVANIA  5.0%
      1,000   Allegheny Cnty, PA Hosp Dev Auth
              Hlthcare Fac Villa Saint Joseph........        5.875   08/15/18        1,012,330
      4,500   Allegheny Cnty, PA Hosp Dev Auth
              Hlthcare Fac Villa Saint Joseph........        6.000   08/15/28        4,551,570
      1,000   Allegheny Cnty, PA Hosp Dev Auth Rev
              Hosp South Hills Hlth Sys Ser B........        6.625   05/01/20        1,072,990
        965   Allegheny Cnty, PA Hosp Dev Hlth Sys
              Ser B..................................        9.250   11/15/15        1,156,186
      6,240   Allegheny Cnty, PA Hosp Dev Hlth Sys
              Ser B..................................        9.250   11/15/22        7,463,602

 54                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              PENNSYLVANIA (CONTINUED)
$    11,925   Allegheny Cnty, PA Hosp Dev Hlth Sys
              Ser B..................................        9.250%  11/15/30   $   14,239,165
      6,605   Allegheny Cnty, PA Indl Dev Auth Lease
              Rev Air Freight Cargo Fac Pit LLC (AMT)
              (c)....................................        7.750   09/01/31        7,432,144
      1,695   Allegheny Cnty, PA Indl Dev Auth Lease
              Rev (AMT)..............................        6.625   09/01/24        1,758,613
      4,275   Blair Cnty, PA Indl Dev Auth Vlg of PA
              St Proj Ser A..........................        7.000   01/01/34        4,497,685
      1,000   Bucks Cnty, PA Indl Dev Auth Rev First
              Mtg Hlthcare Fac Chandler..............        6.100   05/01/14        1,015,220
        900   Bucks Cnty, PA Indl Dev Auth Rev First
              Mtg Hlthcare Fac Chandler..............        6.200   05/01/19          914,472
      2,000   Bucks Cnty, PA Indl Dev Auth Rev First
              Mtg Hlthcare Fac Chandler..............        6.300   05/01/29        2,031,800
      2,000   Chartiers Vly, PA Indl Asbury Hlth Ctr
              Proj Rfdg..............................        7.400   12/01/15        2,000,200
      1,000   Chartiers Vly, PA Indl & Coml Dev Auth
              First Mtg Rev Asbury Hlth Ctr Rfdg.....        6.375   12/01/19        1,040,340
      2,500   Chartiers Vly, PA Indl & Coml Dev Auth
              First Mtg Rev Asbury Hlth Ctr Rfdg.....        6.375   12/01/24        2,604,250
     10,295   Chester Cnty, PA Hlth & Ed Fac Chester
              Cnty Hosp Ser A........................        6.750   07/01/31       11,412,110
      2,250   Chester Cnty, PA Hlth & Ed Jenners Pond
              Inc Proj...............................        7.250   07/01/24        2,681,932
      2,200   Chester Cnty, PA Hlth & Ed Jenners Pond
              Inc Proj...............................        7.625   07/01/34        2,663,562
      2,500   Crawford Cnty, PA Hosp Auth Sr Living
              Fac Rev................................        6.250   08/15/29        2,581,525
      1,000   Cumberland Cnty, PA Indl Dev Auth Rev
              First Mtg Woods Cedar Run Rfdg Ser A
              (l) (m)................................        6.500   11/01/18          511,680
      3,250   Cumberland Cnty, PA Indl Dev Auth Rev
              First Mtg Woods Cedar Run Rfdg Ser A
              (l) (m)................................        6.500   11/01/28        1,664,000
      4,000   Dauphin Cnty, PA Gen Auth Rev Office &
              Pkg Forum Place Ser A..................        6.000   01/15/25        2,728,640
      5,500   Dauphin Cnty, PA Gen Auth Rev Office &
              Pkg Riverfront Office..................        6.000   01/01/25        5,340,335
      1,000   Delaware Cnty, PA Auth First Mt White
              Horse Vlg Proj Ser A (Prerefunded @
              7/01/10)...............................        7.625   07/01/30        1,138,860
      1,000   Fulton Cnty, PA Indl Dev Auth Fulton
              Cnty Med Ctr Proj......................        5.875   07/01/31        1,037,020
      1,900   Fulton Cnty, PA Indl Dev Auth Fulton
              Cnty Med Ctr Proj......................        5.900   07/01/40        1,971,117

See Notes to Financial Statements                                             55

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              PENNSYLVANIA (CONTINUED)
$     4,155   Grove City, PA Area Hosp Auth Hlth Fac
              Rev Grove Manor Proj (Prerefunded @
              8/15/08)...............................        6.625%  08/15/29   $    4,368,110
      4,530   Hazleton, PA Hlth Svc Auth Hazleton
              Saint Joseph's Med Ctr.................        6.200   07/01/26        4,556,501
      2,200   Indiana Cnty, PA Indl Dev Auth PSEG Pwr
              LLC Proj Rfdg (AMT)....................        5.850   06/01/27        2,341,768
      1,650   Lancaster, PA Indl Dev Auth Rev Garden
              Spot Vlg Proj Ser A (Prerefunded @
              5/01/10)...............................        7.625   05/01/31        1,874,994
      2,500   Lehigh Cnty, PA Gen Purp Auth Good
              Shepherd Group Ser A...................        5.625   11/01/34        2,710,125
      1,000   Lehigh Cnty, PA Gen Purp Auth Hosp
              Saint Luke's Bethlehem.................        5.375   08/15/33        1,062,900
      3,000   Lehigh Cnty, PA Gen Purp Auth Rev First
              Mtg Bible Fellowship Church Home Inc...        7.750   11/01/33        3,332,700
      3,000   Lehigh Cnty, PA Gen Purp Auth Rev First
              Mtg Bible Fellowship Church Home Inc
              Proj Ser A.............................        6.000   12/15/23        3,051,450
      3,000   Lehigh Cnty, PA Gen Purp Auth Rev
              Kidspeace Oblig Grp Rfdg...............        6.000   11/01/18        3,001,890
      6,085   Lehigh Cnty, PA Gen Purp Auth Rev
              Kidspeace Oblig Grp Rfdg...............        6.000   11/01/23        6,033,643
      1,790   Lehigh Cnty, PA Indl Dev Auth Hlth Fac
              Rev Lifepath Inc Proj..................        6.100   06/01/18        1,793,687
      4,000   Lehigh Cnty, PA Indl Dev Auth Hlth Fac
              Rev Lifepath Inc Proj..................        6.300   06/01/28        4,012,080
      1,850   Luzerne Cnty, PA Indl Dev Auth First
              Mtg Gross Rev Rfdg (c).................        7.875   12/01/13        1,851,943
      2,500   Monroe Cnty, PA Hosp Auth Rev Hosp
              Pocono Med Ctr.........................        6.000   01/01/43        2,727,650
      4,180   Montgomery Cnty, PA Higher Ed & Hlth
              Auth Rev Impt AHF Montgomery Rfdg......        6.875   04/01/36        4,487,941
      1,646   Montgomery Cnty, PA Indl Dev Auth Rev
              First Mtg The Meadowood Corp Proj Rfdg
              Ser A..................................        6.000   12/01/10        1,647,547
      1,000   Montgomery Cnty, PA Indl Dev Auth Rev
              First Mtg The Meadowood Corp Proj Rfdg
              Ser A..................................        6.250   12/01/17        1,032,010
      3,200   Montgomery Cnty, PA Indl Dev Auth Rev
              Hlthcare Adv Geriatric Ser A...........        8.375   07/01/23        3,205,216
      1,500   Montgomery Cnty, PA Indl Dev Auth Rev
              Mtg Whitemarsh Cont Care Proj..........        6.250   02/01/35        1,609,815
      1,500   Montgomery Cnty, PA Indl Dev Auth Rev
              Mtg Whitemarsh Continuing Care Proj....        6.125   02/01/28        1,600,515

 56                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              PENNSYLVANIA (CONTINUED)
$     2,660   Montgomery Cnty, PA Indl Dev Auth Rev
              Wordsworth Academy (c).................        7.750%  09/01/14   $    2,664,416
      1,600   Mount Lebanon, PA Hosp Auth Saint Clair
              Mem Hosp Ser A.........................        5.625   07/01/32        1,720,240
      2,275   Northeastern, PA Hosp & Ed Auth
              Hlthcare Rev...........................        7.125   10/01/29        2,350,826
      2,900   Pennsylvania Econ Dev Fin Auth Exempt
              Fac Rev Amtrak Proj Ser A (AMT)........        6.125   11/01/21        3,126,983
      2,755   Pennsylvania Econ Dev Fin Auth Exempt
              Fac Rev Amtrak Proj Ser A (AMT)........        6.250   11/01/31        2,970,496
      3,000   Pennsylvania Econ Dev Fin Auth Exempt
              Fac Rev Amtrak Proj Ser A (AMT)........        6.375   11/01/41        3,235,170
      2,650   Pennsylvania Econ Dev Fin Auth Exempt
              Fac Rev Amtrak Proj Ser A (AMT)........        6.500   11/01/16        2,885,797
      2,230   Pennsylvania Econ Dev Fin Northwestern
              Human Svc Ser A........................        5.250   06/01/28        2,184,976
      7,000   Pennsylvania Econ Dev Fin Reliant
              Energy Ser B (AMT).....................        6.750   12/01/36        7,609,490
      5,000   Pennsylvania St Higher Ed Fac La Salle
              Univ...................................        5.500   05/01/34        5,292,450
        985   Pennsylvania St Higher Ed Student Assn
              Inc Proj Ser A.........................        6.750   09/01/32        1,079,294
      1,565   Pennsylvania St Higher Ed UPMC Hlth Sys
              Ser A..................................        6.000   01/15/31        1,709,262
      1,500   Philadelphia, PA Auth for Indl
              Cathedral Vlg Proj Ser A...............        6.875   04/01/34        1,694,460
      2,600   Philadelphia, PA Auth for Indl Dev
              Baptist Home of Philadelphia Ser A.....        5.500   11/15/18        2,548,676
      5,485   Philadelphia, PA Auth for Indl Dev
              Baptist Home of Philadelphia Ser A.....        5.600   11/15/28        5,343,597
      3,050   Philadelphia, PA Auth for Indl Pauls
              Run Ser A..............................        5.875   05/15/28        3,116,734
      1,090   Philadelphia, PA Auth Indl Dev
              Cathedral Vlg Proj Ser A...............        6.750   04/01/23        1,226,588
      8,500   Philadelphia, PA Auth Indl Dev Rev Coml
              Dev Rfdg (AMT).........................        7.750   12/01/17        8,519,210
      2,180   Philadelphia, PA Hosp & Higher Ed Fac
              Auth Hosp Rev Rfdg.....................        6.500   07/01/27        2,192,012
        900   Philadelphia, PA Hosp & Higher Ed Fac
              Auth Rev Centralized Comp Human Svc Ser
              A......................................        6.125   01/01/13          899,712
      4,000   Philadelphia, PA Hosp & Higher Ed Fac
              Auth Rev Centralized Comp Human Svc Ser
              A......................................        7.250   01/01/21        4,275,200
      2,495   Philadelphia, PA Hosp & Higher Ed
              Temple Univ Hosp.......................        5.500   11/15/15        2,539,261

See Notes to Financial Statements                                             57

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              PENNSYLVANIA (CONTINUED)
$     2,000   Philadelphia, PA Hosp & Higher Ed
              Temple Univ Hosp Ser A.................        6.625%  11/15/23   $    2,012,980
      2,000   Scranton-Lackawanna, PA Hlth & Welfare
              Auth Rev Marian Cmnty Hosp Proj Rfdg
              (Prerefunded @ 1/15/07)................        7.125   01/15/13        2,047,560
      1,465   Scranton-Lackawanna, PA Hlth & Welfare
              Auth Rev Marian Cmnty Hosp Proj Rfdg
              (Prerefunded @ 1/15/07)................        7.250   01/15/17        1,500,057
      3,100   Scranton-Lackawanna, PA Hlth & Welfare
              Auth Rev Marian Cmnty Hosp Proj Rfdg
              (Prerefunded @ 1/15/07)................        7.350   01/15/22        3,174,555
      2,500   Westmoreland Cnty, PA Indl Dev Hlthcare
              Fac Redstone Ser B (Prerefunded @
              11/15/10)..............................        8.000   11/15/23        2,889,525
                                                                                --------------
                                                                                   223,633,360
                                                                                --------------
              RHODE ISLAND  0.3%
      2,000   Rhode Island St Econ Dev Corp Rev Oblig
              Providence Pl..........................        7.250   07/01/20        2,070,120
      7,310   Rhode Island St Hlth & Ed Bldg Hosp Fin
              Lifespan Oblig Grp (Prerefunded @
              8/15/12)...............................        6.500   08/15/32        8,388,517
      1,500   Tiverton, RI Spl Oblig Tax Mount Hope
              Bay Vlg Ser A..........................        6.875   05/01/22        1,640,490
                                                                                --------------
                                                                                    12,099,127
                                                                                --------------
              SOUTH CAROLINA  1.8%
      2,500   Lancaster Cnty, SC Assmt Rev Edenmoor
              Impt Dist Ser B (Acquired 05/19/06,
              Cost $2,500,000) (e)...................        5.750   12/01/37        2,712,625
      2,000   Lexington Cnty, SC Hlth Svc............        5.500   05/01/32        2,153,640
      2,000   Lexington Cnty, SC Hlth Svc............        5.500   05/01/37        2,150,340
      1,450   Loris, SC Cmnty Hosp Dist Hosp Rev Ser
              B......................................        5.625   01/01/29        1,509,247
      1,915   Medical Univ SC Hosp Auth Rfdg Ser A
              (Prerefunded @ 08/15/12)...............        6.250   08/15/22        2,179,385
      1,700   Medical Univ SC Hosp Auth Rfdg Ser A
              (Prerefunded @ 08/15/12)...............        6.375   08/15/27        1,945,599
      7,000   Richland Cnty, SC Environmental Impt
              Rev Intl Paper Ser A (AMT).............        6.100   04/01/23        7,664,230
      5,050   South Carolina Jobs Econ Dev Auth Econ
              Dev Rev Bon Secours Hlth Sys Inc Ser
              A......................................        5.625   11/15/30        5,443,698
        388   South Carolina Jobs Econ Dev Auth Econ
              Dev Rev Westminster Presbyterian Ctr
              (j)....................................        6.750   11/15/10          415,315
        500   South Carolina Jobs Econ Dev Auth Econ
              Dev Rev Westminster Presbyterian Ctr
              (Prerefunded @ 11/15/10)...............        7.500   11/15/20          579,915

 58                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              SOUTH CAROLINA (CONTINUED)
$       495   South Carolina Jobs Econ Dev Auth Fac
              Rev Palmetto Hlth Ser C................        6.375%  08/01/34   $      572,121
      1,200   South Carolina Jobs Econ Dev Auth Hlth
              Fac Rev First Mtg Lutheran Homes
              Rfdg...................................        5.650   05/01/18        1,199,952
      9,900   South Carolina Jobs Econ Dev Auth Hosp
              Fac Rev Impt Palmetto Hlth Alliance
              Rfdg Ser A.............................        6.250   08/01/31       11,226,105
      5,000   South Carolina Jobs Econ Dev Auth Hosp
              Fac Rev Palmetto Hlth Alliance Ser A...        6.125   08/01/23        5,622,500
      5,500   South Carolina Jobs Econ Dev First Mtg
              Lutheran Homes.........................        6.625   05/01/20        5,719,890
      2,540   South Carolina Jobs Econ Dev First Mtg
              Lutheran Homes Rfdg....................        5.700   05/01/26        2,539,848
      3,000   South Carolina Jobs Econ Dev First Mtg
              Westley Com Proj.......................        7.750   10/01/24        3,450,630
      2,500   South Carolina Jobs Econ Dev First Mtg
              Westley Com Proj.......................        8.000   10/01/31        2,895,600
      4,000   South Carolina Jobs Econ Dev First Mtg
              Westley Com Proj Rfdg (c)..............        7.750   10/01/33        4,600,840
      1,650   South Carolina Jobs Econ Episcopal Home
              Still Proj Ser A.......................        6.250   05/15/25        1,729,117
      3,350   South Carolina Jobs Econ Episcopal Home
              Still Proj Ser A.......................        6.375   05/15/32        3,591,770
      4,005   South Carolina Jobs Econ Palmetto Hlth
              Ser C (Prerefunded @ 8/01/13)..........        6.375   08/01/34        4,654,651
      5,015   Tobacco Settlement Rev Mgmt Auth SC Tob
              Settlement Rev Ser B...................        6.375   05/15/28        5,455,116
                                                                                --------------
                                                                                    80,012,134
                                                                                --------------
              SOUTH DAKOTA  0.7%
      3,750   Minnehaha Cnty, SD Hlth Fac Bethany
              Lutheran Home Proj Ser A...............        7.000   12/01/35        3,923,250
      3,600   Mobridge, SD Hlthcare Fac Rev Mobridge
              Regl Hosp Proj.........................        6.500   12/01/22        3,716,064
      1,750   Sioux Falls, SD Hlth Fac Rev Dow Rummel
              Vlg Proj Ser A.........................        6.625   11/15/23        1,837,955
      3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel
              Vlg Proj Ser A.........................        6.750   11/15/33        3,392,610
      6,215   Sioux Falls, SD Multi-Family Hsg Inn
              Westport Proj Ser A (Acquired 01/26/04,
              Cost $6,272,986) (e)...................        7.500   12/01/34        6,402,072

See Notes to Financial Statements                                             59

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              SOUTH DAKOTA (CONTINUED)
$     9,555   Sioux Falls, SD Multi-Family Rev Hsg
              Inn on Westport Proj A 1 Rfdg (Acquired
              08/04/06, Cost $9,555,000) (e).........        6.000%  03/01/40   $    9,812,985
      1,600   Winner, SD Econ Dev Rev Winner Regl
              Hlthcare Ctr Rfdg (c)..................        6.000   04/01/28        1,601,616
                                                                                --------------
                                                                                    30,686,552
                                                                                --------------
              TENNESSEE  3.5%
     14,840   Clarksville, TN Nat Gas Acquisition
              Corp Gas Rev (f).......................        5.000   12/15/19       16,360,210
      6,900   Clarksville, TN Nat Gas Acquisition
              Corp Gas Rev (f).......................        5.000   12/15/21        7,653,480
      1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev
              Hosp First Mtg Impt & Rfdg Ser B.......        8.000   07/01/33        1,187,660
      1,200   Johnson City, TN Hlth & Ed Appalachian
              Christian Vlg Proj Ser A...............        6.000   02/15/19        1,220,076
      1,000   Johnson City, TN Hlth & Ed Appalachian
              Christian Vlg Proj Ser A...............        6.000   02/15/24        1,015,150
      5,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
              Rev First Mtg Mtn States Hlth Rfdg Ser
              A......................................        7.500   07/01/25        5,900,950
      7,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
              Rev First Mtg Mtn States Hlth Rfdg Ser
              A......................................        7.500   07/01/33        8,238,230
      1,200   Johnson City, TN Hlth & Ed Fac Brd
              Retirement Fac Rev Appalachian
              Christian Vlg Proj Ser A...............        6.250   02/15/32        1,261,584
      2,700   Knox Cnty, TN Hlth Ed Hosp Fac Impt
              East TN Hosp Rfdg Ser B................        5.750   07/01/33        2,923,992
      7,000   Knox Cnty, TN Hlth Ed & Hsg Fac Brd
              Hosp Fac Rev Baptist Hlth Sys East
              TN.....................................        6.500   04/15/31        7,627,270
      4,850   Metropolitan Govt Nashville & Davidson
              Blakeford at Green Hills Rfdg..........        5.650   07/01/24        4,939,676
      1,650   Shelby Cnty, TN Hlth & Ed Germantown
              Vlg Ser A..............................        7.000   12/01/23        1,770,467
      6,500   Shelby Cnty, TN Hlth & Ed Germantown
              Vlg Ser A..............................        7.250   12/01/34        7,043,140
     10,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
              Hosp Rev Methodist Hlthcare (f)........        6.250   09/01/21       11,519,350
        375   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
              Rev Hlthcare Fac Kirby Pines Ser A.....        6.250   11/15/16          385,995
      7,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
              Rev Hlthcare Fac Kirby Pines Ser A.....        6.375   11/15/25        7,177,380
      4,500   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
              Rev Hosp Wellmont Hlth Sys Proj
              (Prerefunded @ 9/01/12)................        6.250   09/01/32        5,102,055
      1,665   Sweetwater, TN Indl Dev Brd Mtg Rev
              Wood Presbyterian Home Proj (c)........        7.500   01/01/18        1,701,180

 60                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              TENNESSEE (CONTINUED)
$     4,070   Sweetwater, TN Indl Dev Brd Mtg Rev
              Wood Presbyterian Home Proj (c)........        7.750%  01/01/29   $    4,158,563
     12,500   Tennessee Energy Acquisition Corp Gas
              Rev Ser A (f)..........................        5.250   09/01/21       14,190,313
     40,000   Tennessee Energy Acquisition Corp Gas
              Rev Ser A (f)..........................        5.250   09/01/22       45,522,200
                                                                                --------------
                                                                                   156,898,921
                                                                                --------------
              TEXAS  7.5%
      1,805   Abia Dev Corp TX Arpt Fac Rev Aero
              Austin LP Proj (AMT)...................        7.250   01/01/25        1,905,755
        215   Abia Dev Corp TX Arpt Fac Rev Austin
              Belly Port Dev LLC Proj Ser A (AMT)....        6.250   10/01/08          217,965
      3,775   Abia Dev Corp TX Arpt Fac Rev Austin
              Belly Port Dev LLC Proj Ser A (AMT)....        6.500   10/01/23        3,877,491
      2,000   Abilene, TX Hlth Fac Dev Corp
              Retirement Fac Rev Sears Methodist
              Retirement Ser A.......................        6.750   11/15/28        2,060,700
      5,000   Abilene, TX Hlth Fac Dev Corp
              Retirement Fac Rev Sears Methodist
              Retirement Ser A.......................        7.000   11/15/33        5,555,950
      1,700   Atlanta, TX Hosp Auth Fac Rev..........        6.750   08/01/29        1,758,055
      2,000   Austin-Bergstorm Landhost Enterprises
              Inc TX Arpt Hotel Sr Ser A (a).........        6.750   04/01/27        1,525,680
      2,500   Austin, TX Conv Enterprises Inc First
              Tier Rfdg Ser B (d)....................        5.750   01/01/34        2,616,575
      1,000   Austin, TX Conv Enterprises Inc First
              Tier Ser A.............................        6.700   01/01/28        1,069,650
        750   Bexar Cnty, TX Hlth Fac Dev Corp Army
              Retirement Residence Proj..............        6.125   07/01/22          813,877
      1,000   Bexar Cnty, TX Hlth Fac Dev Corp Army
              Retirement Residence Proj..............        6.300   07/01/32        1,093,660
      3,350   Bexar Cnty, TX Hsg Fin Corp
              Multi-Family Hsg Rev Woodland Ridge Apt
              Proj Ser A (AMT).......................        7.000   01/01/39        3,553,713
      5,000   Brazos Riv Auth TX Pollutn Ctl Rev TXU
              Energy Co Proj Rfdg Ser A (AMT)........        6.750   04/01/38        5,594,250
      9,500   Brazos Riv Auth TX Pollutn Ctl Rev TXU
              Energy Co Proj Rfdg Ser B (AMT)........        6.300   07/01/32       10,455,890
      1,585   Brazos Riv Auth TX Pollutn Ctl Rev TXU
              Energy Co Proj Rfdg Ser C (AMT)........        5.750   05/01/36        1,690,070
     10,000   Brazos Riv Auth TX Pollutn TX Util Co
              Ser A (AMT)............................        7.700   04/01/33       11,734,100
      1,000   Brazos Riv Auth TX Rev Reliant Energy
              Inc Proj Rfdg Ser A....................        5.375   04/01/19        1,030,530
      2,000   Comal Cnty, TX Hlth Fac Dev Hlthcare
              Sys McKenna Mem Proj Ser A.............        6.125   02/01/22        2,177,740

See Notes to Financial Statements                                             61

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              TEXAS (CONTINUED)
$     3,000   Comal Cnty, TX Hlth Fac Dev Hlthcare
              Sys McKenna Mem Proj Ser A.............        6.250%  02/01/32   $    3,285,780
      6,000   Dallas Cnty, TX Flood Ctl Dist No 1
              Rfdg...................................        7.250   04/01/32        6,336,480
      1,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt
              Ser A (FGIC Insd) (AMT)................        6.000   11/01/28        1,060,360
      3,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt
              Ser A (FGIC Insd) (AMT)................        6.000   11/01/32        3,181,080
      8,000   Decatur, TX Hosp Auth Hosp Wise Regl
              Hlth Sys Ser A.........................        7.000   09/01/25        8,817,200
      5,000   Decatur, TX Hosp Auth Hosp Wise Regl
              Hlth Sys Ser A.........................        7.125   09/01/34        5,521,600
      5,390   Grand Prairie, TX Hsg Fin Corp.........        7.750   01/01/34        5,405,415
      1,990   Grapevine, TX Indl Dev Corp Rev Sr Air
              Cargo (AMT)............................        6.500   01/01/24        2,156,603
      3,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
              Rev Good Shepherd Med Ctr Proj Ser A...        6.375   10/01/21        3,283,260
      5,320   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
              Rev Good Shepherd Med Ctr Proj Ser A...        6.500   10/01/26        5,856,096
      2,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
              Rev Good Shepherd Med Ctr Proj Ser A...        6.500   10/01/29        2,200,460
      1,050   Gulf Coast Waste Disp Auth Valero
              Energy Corp Proj (AMT).................        5.700   04/01/32        1,085,574
      3,296   Harris Cnty, TX Hlth Fac Dev Corp Rev
              St Lukes Episcopal Hosp Ser A (f)......        5.625   02/15/17        3,574,967
      1,386   Harris Cnty, TX Hlth Fac Dev Corp Rev
              St Lukes Episcopal Hosp Ser A (f)......        5.625   02/15/18        1,502,680
      6,338   Harris Cnty, TX Hlth Fac Dev Corp Rev
              St Lukes Episcopal Hosp Ser A (f)......        5.250   02/15/19        6,873,268
      2,000   Harris Cnty, TX Hlth Fac Dev Mem
              Hermann Hlthcare Ser A (Prerefunded @
              6/01/11)...............................        6.375   06/01/29        2,245,840
      1,250   HFDC Cent TX Inc Retirement Ser A......        5.625   11/01/26        1,292,662
      2,000   HFDC Cent TX Inc Retirement Ser A......        5.750   11/01/36        2,062,420
     10,095   Hidalgo Cnty, TX Hlth Svc Mission Hosp
              Inc Proj...............................        6.875   08/15/26       10,510,308
        500   Houston, TX Hlth Fac Dev Corp
              Buckingham Sr Living Cmnty Ser A.......        7.000   02/15/23          561,095
      4,000   Houston, TX Hlth Fac Dev Corp
              Buckingham Sr Living Cmnty Ser A.......        7.125   02/15/34        4,484,400
      3,995   Houston, TX Indl Dev Corp Rev Sr Air
              Cargo (AMT)............................        6.375   01/01/23        4,303,774
     20,000   Houston, TX Util Sys Rev Rfdg Ser A
              (MBIA Insd) (Acquired 08/24/04, Cost
              $5,450,921) (e) (f)....................        5.250   05/15/27       21,813,500
     21,120   Houston, TX Util Sys Rev Rfdg Ser A
              (MBIA Insd) (f)........................        5.125   05/15/28       21,919,603

 62                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              TEXAS (CONTINUED)
$     2,500   Lubbock, TX Hlth Fac Dev Corp First Mtg
              Carillon Proj Rfdg Ser A...............        6.500%  07/01/26   $    2,622,725
      5,000   Lubbock, TX Hlth Fac Dev Corp Rev First
              Mtg Carillon Proj Rfdg Ser A...........        6.625   07/01/36        5,261,550
      2,935   Lubbock, TX Hlth Fac Dev Corp Rev First
              Mtg Carillon Proj Ser A (Prerefunded @
              07/01/09)..............................        6.500   07/01/19        3,143,356
      1,500   Lubbock, TX Hlth Fac Dev Corp Rev First
              Mtg Carillon Proj Ser A (Prerefunded @
              07/01/09)..............................        6.500   07/01/29        1,635,945
      8,670   Meadow Parc Dev Inc TX Multi-Family Rev
              Hsg Meadow Parc Apt Proj...............        6.500   12/01/30        8,850,076
      1,000   Mesquite, TX Hlth Fac Dev Corp
              Retirement Fac Christian Care Ctr Ser A
              (Prerefunded @ 02/15/10)...............        7.625   02/15/28        1,125,710
      2,500   Metro Hlth Fac Dev Corp TX Wilson N
              Jones Mem Hosp Proj....................        7.250   01/01/31        2,597,675
      1,000   Metropolitan Hlth Fac Dev Corp TX
              Wilson N Jones Mem Hosp Proj...........        6.625   01/01/11        1,025,550
      2,670   Midlothian, TX Dev Auth Tax............        6.700   11/15/23        2,778,028
      2,000   Midlothian, TX Dev Auth Tax............        7.875   11/15/26        2,304,860
      2,000   Midlothian, TX Dev Auth Tax (Acquired
              12/02/04, Cost $2,000,000) (e).........        6.200   11/15/29        2,067,260
      5,000   North Central, TX Hlth Fac Dev Corp
              Hosp Rev Utd Regl Hlthcare Sys Inc
              Proj...................................        5.500   09/01/28        5,325,450
      1,530   North Central, TX Hlth Fac Dev Corp Rev
              Hlth Fac C C Young Mem Proj............        6.300   02/15/15        1,546,417
      2,250   North Central, TX Hlth Fac Dev Corp Rev
              Hlth Fac C C Young Mem Proj............        6.375   02/15/20        2,280,083
      3,720   Orange, TX Hsg Dev Corp Multi-Family
              Rev Hsg Vlg at Pine Hallow.............        8.000   03/01/28        3,862,216
      3,000   Richardson, TX Hosp Auth Rev Richardson
              Regl Impt & Rfdg.......................        6.000   12/01/34        3,313,380
      2,000   Sabine River Auth TX Pollutn Ctl Rev TX
              Elec Proj Rfdg Ser A (AMT).............        6.450   06/01/21        2,159,740
      2,000   San Antonio, TX Hsg Fin Corp
              Multi-Family Hsg Rev Beverly Oaks Apt
              Proj Ser A.............................        7.750   02/01/27        2,063,640
      1,800   San Antonio, TX Hsg Fin Corp
              Multi-Family Hsg Rev Marbach Manor Apt
              Proj Ser A (AMT).......................        8.125   06/01/27        1,800,522
      1,250   Tarrant Cnty, TX Cultural Ed Northwest
              Sr Hsg Edgemere Proj Ser A.............        6.000   11/15/26        1,349,113
        960   Texas St Dept Hsg & Cmnty Affairs
              Single Family Rev Mtg Ser A (MBIA Insd)
              (AMT)..................................        5.500   03/01/26        1,003,258
        975   Texas St Dept Hsg & Cmnty Affairs
              Single Family Rev Mtg Ser A (MBIA Insd)
              (AMT)..................................        5.550   03/01/34        1,017,754

See Notes to Financial Statements                                             63

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              TEXAS (CONTINUED)
$     2,000   Texas St Pub Fin Auth Sch Excellence Ed
              Proj Ser A (Acquired 12/02/04, Cost
              $1,986,049) (e)........................        7.000%  12/01/34   $    2,231,160
      1,000   Texas St Student Hsg Corp MSU Proj
              Midwestern St Univ.....................        6.500   09/01/22        1,094,670
      4,375   Texas St Student Hsg Corp MSU Proj
              Midwestern St Univ.....................        6.500   09/01/34        4,750,113
      6,200   Tomball, TX Hosp Auth Rev Hosp Tomball
              Regl Hosp..............................        6.000   07/01/29        6,485,014
      1,000   Tyler, TX Hlth Fac Dev Corp Mother
              Frances Hosp...........................        5.750   07/01/33        1,074,350
      8,300   University, TX Perm Univ Ser B (f).....        5.000   07/01/23        8,878,572
     24,500   University, TX Perm Univ Ser B (f).....        5.000   07/01/35       26,207,834
     10,000   University, TX Univ Rev Ser D (f)......        5.000   08/15/29       10,655,350
     15,000   University, TX Univ Rev Ser D (f)......        5.000   08/15/34       15,983,025
      7,945   Wichita Cnty, TX Hlth Fac Rolling
              Meadows Fac Rfdg Ser A.................        6.250   01/01/28        8,154,112
      4,500   Woodhill Pub Fac Corp TX Hsg-Woodhill
              Apt Proj...............................        7.500   12/01/29        4,506,480
                                                                                --------------
                                                                                   337,221,064
                                                                                --------------
              UTAH  0.4%
      2,395   Eagle Mountain, UT Spl Assmt Spl Impt
              Dist No 2000 1.........................        8.250   02/01/21        2,418,231
        500   Hildale, UT Elec Rev Gas Turbine Elec
              Fac Proj (l) (m).......................          *     09/01/06          160,000
      1,000   Hildale, UT Elec Rev Gas Turbine Elec
              Fac Proj (l) (m).......................          *     09/01/15          320,000
      9,510   Mountain Regl Wtr Spl Svc Dist UT Spl
              Impt Dist No 2002-1....................        7.000   12/01/18        9,752,410
      4,285   South Jordan, UT Spl Assmt Spl Impt
              Dist No 99-1...........................        6.875   11/01/17        4,320,823
      2,390   Utah St Hsg Fin Agy Rev RHA Cmnty Svc
              Proj Ser A.............................        6.875   07/01/27        2,446,595
                                                                                --------------
                                                                                    19,418,059
                                                                                --------------
              VERMONT  0.4%
      1,155   Vermont Econ Dev Auth Rev Mtg Wake
              Robin Corp Proj Ser B..................        6.750   03/01/24        1,246,546
      3,720   Vermont Econ Dev Auth Rev Mtg Wake
              Robin Corp Proj Ser B..................        6.750   03/01/29        4,014,847
      1,525   Vermont Ed & Hlth Bldg Fin Agy Rev
              Bennington College Proj (c)............        6.500   10/01/14        1,607,533
      4,130   Vermont Ed & Hlth Bldg Fin Agy Rev
              Bennington College Proj................        6.625   10/01/29        4,333,444
      1,290   Vermont Ed & Hlth Bldg Fin Agy Rev Dev
              & Mental Hlth Ser A....................        6.375   06/15/22        1,385,679

 64                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              VERMONT (CONTINUED)
$     2,170   Vermont Ed & Hlth Bldg Fin Agy Rev Dev
              & Mental Hlth Ser A....................        6.500%  06/15/32   $    2,330,862
        475   Vermont Ed & Hlth Bldg Fin Agy Rev VT
              Council Dev Mental Hlth Ser A..........        6.000   12/15/09          496,199
      1,930   Vermont Ed & Hlth Bldg Fin Agy Rev VT
              Council Dev Mental Hlth Ser A..........        6.125   12/15/14        2,040,975
      1,325   Vermont Ed & Hlth Bldg Fin Agy Rev VT
              Council Dev Mental Hlth Ser A..........        6.250   12/15/19        1,403,096
                                                                                --------------
                                                                                    18,859,181
                                                                                --------------
              VIRGINIA  3.5%
      2,500   Albemarle Cnty, VA Indl Dev Auto
              Residential Care Fac Ser A.............        6.200   01/01/31        2,658,825
      2,000   Bedford Cnty, VA Indl Dev Auth Nekoosa
              Packaging Proj Rfdg (AMT)..............        6.300   12/01/25        2,077,300
      1,900   Bedford Cnty, VA Indl Dev Auth Nekoosa
              Packaging Proj Rfdg Ser A (AMT)........        6.550   12/01/25        1,986,469
      1,284   Bell Creek Cmnty Dev Auth VA Spl Assmt
              Ser A..................................        6.750   03/01/22        1,312,415
      3,845   Bell Creek Cmnty Dev Auth VA Spl Assmt
              Ser B (c)..............................        7.000   03/01/32        4,271,564
     10,000   Broad Str Cmnty Dev Auth VA............        7.500   06/01/33       11,183,700
      1,463   Celebrate, VA North Cmnty Dev Auth Spl
              Assmt Rev Celebrate VA North Proj Ser
              B......................................        6.600   03/01/25        1,587,384
      8,000   Celebrate, VA North Cmnty Dev Auth Spl
              Assmt Rev Celebrate VA North Proj Ser
              B......................................        6.750   03/01/34        8,646,000
      5,000   Celebrate, VA South Cmnty Dev Celebrate
              VA South Proj..........................        6.250   03/01/37        5,226,150
      4,000   Chesterfield Cnty, VA Indl Dev Elec &
              Pwr Ser A..............................        5.875   06/01/17        4,336,840
      2,475   Dulles Town Ctr Cmnty Dev Auth Dulles
              Town Ctr Proj..........................        6.250   03/01/26        2,583,232
      2,525   Fairfax Cnty, VA Redev & Hsg Auth
              Multi-Family Hsg Rev...................        7.600   10/01/36        2,638,145
      1,500   Farms New Kent, VA Cmnty Dev Ser B.....        5.450   03/01/36        1,526,550
      1,500   Farms New Kent, VA Cmnty Dev Ser C.....        5.800   03/01/36        1,523,850
      4,000   Henrico Cnty, VA Econ Dev Auth
              Residential Care Fac Rev Utd Methodist
              Rfdg Ser A.............................        6.500   06/01/22        4,303,440
      3,000   Henrico Cnty, VA Econ Dev Auth
              Residential Care Fac Rev Utd Methodist
              Rfdg Ser A.............................        6.700   06/01/27        3,221,850
      5,200   Isle Wight Cnty, VA Indl Dev Auth
              Environment Impt Rev Ser A (AMT).......        5.700   11/01/27        5,538,988
      1,200   James City Cnty, VA Indl Dev Auth
              Residential Care Fac Rev First Mtg
              Williamsburg Rfdg Ser A................        6.000   03/01/23        1,281,168

See Notes to Financial Statements                                             65

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              VIRGINIA (CONTINUED)
$     3,000   James City Cnty, VA Indl Dev Auth
              Residential Care Fac Rev First Mtg
              Williamsburg Rfdg Ser A................        6.125%  03/01/32   $    3,184,080
        500   Norfolk, VA Redev & Hsg Auth First Mtg
              Retirement Cmnty Ser A.................        6.000   01/01/25          527,975
      1,950   Norfolk, VA Redev & Hsg Auth First Mtg
              Retirement Cmnty Ser A.................        6.125   01/01/35        2,060,390
     10,500   Peninsula Port Auth VA Residential Care
              Fac Rev VA Baptist Homes Ser A
              (Prerefunded @ 12/01/13)...............        7.375   12/01/32       12,901,455
      2,840   Prince William Cnty, VA Indl Dev First
              Mtg Westminster Lake Rfdg..............        5.125   01/01/26        2,955,645
      5,420   Richmond, VA Redev & Hsg Auth
              Multi-Family Rev Rfdg Ser A............        7.500   12/15/21        5,430,948
      7,000   Roanoke Cnty, VA Indl Dev Auth Glebe
              Inc Ser A..............................        6.300   07/01/35        7,174,860
      7,000   Tobacco Settlement Fin Corp VA (f).....        5.625   06/01/37        7,497,700
      4,000   Virginia Gateway Cmnty Dev Prince
              William Cnty...........................        6.375   03/01/30        4,398,240
      1,700   Virginia Small Business Fin Auth Rev
              Indl Dev SIL Clean Wtr Proj (AMT)......        7.250   11/01/24        1,776,245
        365   Virginia Small Business Fin Indl Dev
              SIL Clean Wtr Proj (AMT)...............        7.250   11/01/09          379,549
     43,240   Virginia St Hsg Auth Dev Auth Ser D1
              (AMT) (f)..............................        4.900   01/01/33       44,400,129
                                                                                --------------
                                                                                   158,591,086
                                                                                --------------
              WASHINGTON  4.2%
      2,000   Kennewick, WA Pub Hosp Dist Impt &
              Rfdg...................................        6.300   01/01/25        2,079,540
        600   King Cnty, WA Pub Hosp Dist No 004
              Snoqualmie Vly Hosp....................        7.000   12/01/11          633,348
        400   King Cnty, WA Pub Hosp Dist No 004
              Snoqualmie Vly Hosp....................        7.250   12/01/15          425,876
      7,498   Port Seattle, WA Rev Rfdg (XLCA Insd)
              (f)....................................        5.000   02/01/27        8,056,472
      7,302   Port Seattle, WA Rev Rfdg (XLCA Insd)
              (f)....................................        5.000   02/01/29        7,857,746
      2,000   Skagit Cnty, WA Pub Hosp Dist Rfdg.....        6.000   12/01/18        2,185,520
      1,000   Skagit Cnty, WA Pub Hosp Dist Rfdg.....        6.000   12/01/23        1,098,370
      2,385   Tobacco Settlement Auth WA Tob
              Settlement Rev.........................        6.500   06/01/26        2,635,091
      8,315   Tobacco Settlement Auth WA Tob
              Settlement Rev.........................        6.625   06/01/32        9,333,920
     51,280   Washington St Ser 2007A (FSA Insd).....        5.000   07/01/27       55,425,963
     17,340   Washington St Ser A (FSA Insd) (f).....        5.000   07/01/29       18,517,039
     10,320   Washington St Ser B (MBIA Insd) (f)....        5.000   07/01/26       11,023,772

 66                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              WASHINGTON (CONTINUED)
$    11,630   Washington St Ser B (MBIA Insd) (f)....        5.000%  07/01/29   $   12,423,108
     52,432   Washington St Ser D (AMBAC Insd) (f)...        5.000   01/01/30       56,684,366
                                                                                --------------
                                                                                   188,380,131
                                                                                --------------
              WEST VIRGINIA  0.0%
      1,250   Randolph Cnty, WV Bldg Commn Rev
              Crossover Elkins Regl Proj Rfdg........        6.125   07/01/23        1,260,100
                                                                                --------------

              WISCONSIN  2.4%
      6,405   Badger Tob Asset Sec Corp WI...........        6.375   06/01/32        7,005,853
      4,180   Baldwin, WI Hosp Rev Mtg Ser A.........        6.375   12/01/28        4,205,916
      3,750   Hudson, WI Fac Hlthcare Rev Christian
              Cmnty Home Inc Proj....................        6.500   04/01/33        3,825,525
      2,500   Milwaukee, WI Rev Sub Air Cargo
              (AMT)..................................        7.500   01/01/25        2,767,875
      2,500   Waukesha, WI Redev Auth Hsg Kirkland
              Crossings Proj Rfdg....................        5.600   07/01/41        2,571,050
      1,800   Wisconsin Hlth & Ed Fac Eastcastle Pl
              Inc Proj...............................        6.125   12/01/34        1,855,746
      6,000   Wisconsin St Hlth & Ed Fac Auth Rev
              Aurora Hlthcare........................        6.400   04/15/33        6,766,620
      8,725   Wisconsin St Hlth & Ed Fac Auth Rev
              Aurora Hlthcare Inc Ser A..............        5.600   02/15/29        9,087,785
      4,750   Wisconsin St Hlth & Ed Fac Auth Rev
              Clement Manor Rfdg.....................        5.750   08/15/24        4,817,498
      5,000   Wisconsin St Hlth & Ed Fac Auth Rev
              Milwaukee Catholic Home Inc Proj.......        7.500   07/01/26        5,107,750
      7,000   Wisconsin St Hlth & Ed Fac Auth Rev
              Ministry Hlthcare Ser A (MBIA Insd)
              (f)....................................        5.250   02/15/32        7,647,990
      2,750   Wisconsin St Hlth & Ed Fac Auth Rev New
              Castle Pl Proj Ser A...................        7.000   12/01/31        2,878,480
      1,250   Wisconsin St Hlth & Ed Fac Auth Rev
              Oakwood Vlg Proj Ser A.................        7.625   08/15/30        1,364,275
      1,115   Wisconsin St Hlth & Ed Fac Auth Rev Spl
              Term Middleton Glen Inc Proj (c).......        5.750   10/01/18        1,130,577
      2,485   Wisconsin St Hlth & Ed Fac Auth Rev Spl
              Term Middleton Glen Inc Proj...........        5.750   10/01/28        2,507,713
        335   Wisconsin St Hlth & Ed Fac Auth Rev Spl
              Term Middleton Glen Inc Proj...........        5.900   10/01/28          339,847
      1,200   Wisconsin St Hlth & Ed Fac Auth Rev
              Tomah Mem Hosp Inc Proj................        6.500   07/01/23        1,274,316
      1,000   Wisconsin St Hlth & Ed Fac Auth Rev
              Tomah Mem Hosp Inc Proj Ser B..........        6.625   07/01/28        1,060,830
      2,800   Wisconsin St Hlth & Ed Fac Auth Rev
              Wheaton Franciscan Svc Ser A...........        5.125   08/15/33        2,908,388
      2,000   Wisconsin St Hlth & Ed Fac Beaver Dam
              Cmnty Hosp Inc Ser A...................        6.500   08/15/24        2,189,760

See Notes to Financial Statements                                             67

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              WISCONSIN (CONTINUED)
$     2,000   Wisconsin St Hlth & Ed Fac Beaver Dam
              Cmnty Hosp Inc Ser A...................        6.500%  08/15/26   $    2,173,780
      1,000   Wisconsin St Hlth & Ed Fac Beaver Dam
              Cmnty Hosp Inc Ser A...................        6.750   08/15/34        1,096,040
        250   Wisconsin St Hlth & Ed Fac Blood Ctr
              Southeastern Proj......................        5.500   06/01/24          269,730
        750   Wisconsin St Hlth & Ed Fac Blood Ctr
              Southeastern Proj......................        5.750   06/01/34          825,720
      1,175   Wisconsin St Hlth & Ed Fac Cmnty Mem
              Hosp Inc Proj..........................        7.125   01/15/22        1,262,726
      2,355   Wisconsin St Hlth & Ed Fac Cmnty Mem
              Hosp Inc Proj..........................        7.250   01/15/33        2,529,576
      2,380   Wisconsin St Hlth & Ed Fac Divine
              Savior Hlthcare Ser C (Prerefunded @
              5/01/12)...............................        7.500   05/01/32        2,786,575
        330   Wisconsin St Hlth & Ed Fac Froedert &
              Cmnty..................................        5.375   10/01/30          354,572
      2,000   Wisconsin St Hlth & Ed Fac Hess Mem
              Hosp Assn (ACA Insd)...................        7.875   11/01/22        2,025,180
      3,000   Wisconsin St Hlth & Ed Fac Hlthcare Dev
              Inc Proj (Prerefunded @ 11/15/09)......        6.250   11/15/28        3,251,220
      2,000   Wisconsin St Hlth & Ed Fac Oakwood
              Village Proj Ser A.....................        7.000   08/15/19        2,147,580
      2,250   Wisconsin St Hlth & Ed Fac Southwest
              Hlth Ctr A.............................        6.250   04/01/34        2,331,720
      3,885   Wisconsin St Hlth & Ed Fac Synergy Hlth
              Inc....................................        6.000   11/15/23        4,294,984
      5,800   Wisconsin St Hlth & Ed Fac Synergy Hlth
              Inc....................................        6.000   11/15/32        6,390,788
      2,750   Wisconsin St Hlth & Ed Fac Utd Lutheran
              Pgm for the Aging......................        5.700   03/01/28        2,775,272
                                                                                --------------
                                                                                   105,829,257
                                                                                --------------
              WYOMING  0.1%
      2,100   Teton Cnty, WY Hosp Dist Hosp Rst Johns
              Med Ctr................................        6.750   12/01/22        2,255,295
                                                                                --------------

              PUERTO RICO  0.9%
      7,000   Puerto Rico Comwlth Hwy & Trans Ser
              K......................................        5.000   07/01/45        7,376,740
     13,100   Puerto Rico Comwlth Infrastrucure Ser
              B......................................        5.000   07/01/41       13,805,042

 68                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

PAR
AMOUNT
(000)         DESCRIPTION                                COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
              PUERTO RICO (CONTINUED)
$    15,000   Puerto Rico Comwlth Infrastrucure Ser
              B......................................        5.000%  07/01/46   $   15,882,600
      5,000   Puerto Rico Indl Tourist Ed & Trans Mem
              Mennonite Gen Hosp Proj Ser A..........        6.500   07/01/26        5,016,750
                                                                                --------------
                                                                                    42,081,132
                                                                                --------------
TOTAL INVESTMENTS  124.8%
  (Cost $5,279,706,556)......................................................    5,622,442,224
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
HELD  (25.6%)
  (Cost ($1,155,755,000))
 (1,155,755)  Notes with interest rates ranging from 3.48% to 3.64% at
              November 30, 2006 and contractual maturities of collateral
              ranging from 2017 to 2045 (see Note 1) (n).....................   (1,155,755,000)
                                                                                --------------

TOTAL NET INVESTMENTS  99.2%
  (Cost $4,123,951,556)......................................................    4,466,687,224
OTHER ASSETS IN EXCESS OF LIABILITIES  0.8%..................................       37,543,709
                                                                                --------------

NET ASSETS  100.0%...........................................................   $4,504,230,933
                                                                                ==============

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(b) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(c)  The Fund owns 100% of the outstanding bond issuance.

(d)  Security purchased on a when-issued or delayed delivery basis.

(e) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 18.9% of net assets.

(f) Underlying security related to Inverse Floaters entered into by the Fund. See Note 1.F and 7.B.

(g) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(i)  Variable Rate Coupon

See Notes to Financial Statements                                             69

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

(j)  Escrowed to Maturity

(k) All or a portion of this security has been physically segregated in connection with open futures contracts.

(l)  Non-income producing security.

(m)  This borrower has filed for protection in federal bankruptcy court.

(n) Floating rate notes. The interest rates shown reflect the rates in effect at November 30, 2006.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CA MTG--California Mortgage Insurance

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2006:

                                                                           UNREALIZED
                                                                          APPRECIATION/
                                                              CONTRACTS   DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, December 2006
  (Current Notional Value of $114,375 per contract).........    7,800     $(31,896,390)
                                                                =====     ============

 70                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2006

ASSETS:
Total Investments (Cost $5,279,706,556).....................  $5,622,442,224
Receivables:
  Interest..................................................      80,983,872
  Fund Shares Sold..........................................       5,425,693
  Investments Sold..........................................       3,539,050
Other.......................................................         287,016
                                                              --------------
    Total Assets............................................   5,712,677,855
                                                              --------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................   1,155,755,000
  Investments Purchased.....................................      20,153,020
  Custodian Bank............................................       9,528,830
  Fund Shares Repurchased...................................       6,561,147
  Income Distributions......................................       6,374,950
  Variation Margin on Futures...............................       5,362,500
  Distributor and Affiliates................................       2,068,799
  Investment Advisory Fee...................................       1,877,340
Accrued Expenses............................................         435,318
Trustees' Deferred Compensation and Retirement Plans........         330,018
                                                              --------------
    Total Liabilities.......................................   1,208,446,922
                                                              --------------
NET ASSETS..................................................  $4,504,230,933
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $4,295,097,870
Net Unrealized Appreciation.................................     310,839,278
Accumulated Undistributed Net Investment Income.............         (64,156)
Accumulated Net Realized Loss...............................    (101,642,059)
                                                              --------------
NET ASSETS..................................................  $4,504,230,933
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,217,606,367 and 286,310,769 shares of
    beneficial interest issued and outstanding).............  $        11.24
    Maximum sales charge (4.75%* of offering price).........            0.56
                                                              --------------
    Maximum offering price to public........................  $        11.80
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $632,073,936 and 56,245,988 shares of
    beneficial interest issued and outstanding).............  $        11.24
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $654,232,761 and 58,296,972 shares of
    beneficial interest issued and outstanding).............  $        11.22
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $317,869 and 28,253 shares of beneficial
    interest issued
    and outstanding)........................................  $        11.25
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             71

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended November 30, 2006

INVESTMENT INCOME:
Interest....................................................  $302,813,027
                                                              ------------
EXPENSES:
Interest and Residual Trust Expenses........................    23,052,894
Investment Advisory Fee.....................................    22,710,485
Distribution (12b-1) and Service Fees
  Class A...................................................     7,861,815
  Class B...................................................     6,525,633
  Class C...................................................     6,495,337
Transfer Agent Fees.........................................     1,831,817
Accounting and Administrative Expenses......................       682,360
Custody.....................................................       363,196
Reports to Shareholders.....................................       312,259
Professional Fees...........................................       273,383
Registration Fees...........................................       125,485
Trustees' Fees and Related Expenses.........................        94,283
Other.......................................................       160,239
                                                              ------------
  Total Expenses............................................    70,489,186
  Less Credits Earned on Cash Balances......................        92,399
                                                              ------------
  Net Expenses..............................................    70,396,787
                                                              ------------
NET INVESTMENT INCOME.......................................  $232,416,240
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 46,299,729
  Futures...................................................     1,690,264
                                                              ------------
Net Realized Gain...........................................    47,989,993
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   193,442,098
                                                              ------------
  End of the Period:
    Investments.............................................   342,735,668
    Futures.................................................   (31,896,390)
                                                              ------------
                                                               310,839,278
                                                              ------------
Net Unrealized Appreciation During the Period...............   117,397,180
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $165,387,173
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $397,803,413
                                                              ============

 72                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Year Ended November 30, 2006

CASH FLOWS USED FOR OPERATING ACTIVITIES
  Purchases of Investments..................................  $(2,589,135,645)
  Proceeds from Sales/Maturities of Investments.............    1,924,336,412
  Net Investment Income.....................................      232,416,240
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH
  USED IN OPERATING ACTIVITIES
  Net Amortization/Accretion................................        3,100,488
  Change in Unrealized Depreciation on Futures and Variation
    Margin..................................................      (26,533,890)
  (Increase)/Decrease in Assets and increase/(decrease) in
    Liabilities Related to Operations
    Interest Receivable.....................................        1,974,143
    Other Assets............................................           (3,238)
    Accrued Expenses........................................         (345,306)
                                                              ---------------
NET CASH USED IN OPERATING ACTIVITIES.......................     (454,190,796)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Subscriptions.................................      439,280,876
Repurchased Shares..........................................     (736,169,228)
Dividends Paid (Net of Reinvested Dividends of
  $153,029,326).............................................      (78,136,457)
Proceeds from Floating Rate Note Obligations................      819,145,000
Proceeds from Custodian Bank................................        9,528,830
                                                              ---------------
    Net Cash Provided by Financing Activities...............      453,649,021
                                                              ---------------
NET DECREASE IN CASH FOR THE PERIOD.........................         (541,775)
Cash at Beginning of Period.................................          541,775
                                                              ---------------
CASH AT END OF PERIOD.......................................  $            --
                                                              ===============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid...............................................  $    23,052,894
                                                              ===============

See Notes to Financial Statements                                             73

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                           FOR THE              FOR THE
                                                         YEAR ENDED           YEAR ENDED
                                                      NOVEMBER 30, 2006    NOVEMBER 30, 2005
                                                      --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................   $  232,416,240       $  241,174,332
Net Realized Gain/Loss..............................       47,989,993          (38,373,759)
Net Unrealized Appreciation During the Period.......      117,397,180          134,015,612
                                                       --------------       --------------
Change in Net Assets from Operations................      397,803,413          336,816,185
                                                       --------------       --------------

Distributions from Net Investment Income:
  Class A Shares....................................     (169,943,900)        (174,337,174)
  Class B Shares....................................      (30,418,278)         (35,383,516)
  Class C Shares....................................      (30,576,328)         (32,999,673)
  Class I Shares....................................           (6,189)                  --
                                                       --------------       --------------
Total Distributions.................................     (230,944,695)        (242,720,363)
                                                       --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................      166,858,718           94,095,822
                                                       --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...........................      441,064,873          644,198,134
Net Asset Value of Shares Issued Through Dividend
  Reinvestment......................................      153,029,326          162,359,547
Cost of Shares Repurchased..........................     (731,969,548)        (759,931,075)
                                                       --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS......................................     (137,875,349)          46,626,606
                                                       --------------       --------------
TOTAL INCREASE IN NET ASSETS........................       28,983,369          140,722,428
NET ASSETS:
Beginning of the Period.............................    4,475,247,564        4,334,525,136
                                                       --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of $(64,156)
  and $(2,039,025), respectively)...................   $4,504,230,933       $4,475,247,564
                                                       ==============       ==============

 74                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (AS RESTATED -- SEE NOTE 11)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED NOVEMBER 30,
CLASS A SHARES                         --------------------------------------------------------
                                         2006        2005        2004        2003        2002
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $  10.82    $  10.59    $  10.55    $  10.35    $  10.58
                                       --------    --------    --------    --------    --------
  Net Investment Income..............      0.60(a)     0.60        0.62        0.64        0.65
  Net Realized and Unrealized
    Gain/Loss........................      0.41        0.24        0.04        0.20       (0.24)
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....      1.01        0.84        0.66        0.84        0.41
Less: Distributions from Net
  Investment Income..................      0.59        0.61        0.62        0.64        0.64
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $  11.24    $  10.82    $  10.59    $  10.55    $  10.35
                                       ========    ========    ========    ========    ========

Total Return (b).....................     9.63%       8.05%       6.42%       8.34%       3.95%
Net Assets at End of the Period (In
  millions)..........................  $3,217.6    $3,133.6    $2,923.0    $2,437.8    $1,525.2
Ratio of Expenses to Average Net
  Assets.............................     1.37%       1.09%       0.88%       0.90%       0.90%
Ratio of Net Investment Income to
  Average Net Assets.................     5.44%       5.58%       5.87%       6.08%       6.15%
Portfolio Turnover...................       27%         20%         20%         15%         14%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses)...........     0.85%       0.85%       0.85%       0.90%       0.89%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             75

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (AS RESTATED -- SEE NOTE 11) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED NOVEMBER 30,
CLASS B SHARES                                 ------------------------------------------------
                                                2006      2005      2004      2003       2002
                                               ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $10.82    $10.59    $10.55    $10.35     $10.58
                                               ------    ------    ------    ------     ------
  Net Investment Income......................    0.52(a)   0.52      0.54      0.56       0.57
  Net Realized and Unrealized Gain/Loss......    0.41      0.24      0.04      0.20      (0.24)
                                               ------    ------    ------    ------     ------
Total from Investment Operations.............    0.93      0.76      0.58      0.76       0.33
Less: Distributions from Net
  Investment Income..........................    0.51      0.53      0.54      0.56       0.56
                                               ------    ------    ------    ------     ------
NET ASSET VALUE, END OF THE PERIOD...........  $11.24    $10.82    $10.59    $10.55     $10.35
                                               ======    ======    ======    ======     ======

Total Return (b).............................   8.81%     7.26%     5.62%     7.52%      3.16%
Net Assets at End of the Period (In
  millions)..................................  $632.1    $679.9    $740.9    $748.4     $527.2
Ratio of Expenses to Average Net Assets......   2.12%     1.84%     1.63%     1.65%      1.65%
Ratio of Net Investment Income to Average Net
  Assets.....................................   4.69%     4.83%     5.12%     5.34%      5.40%
Portfolio Turnover...........................     27%       20%       20%       15%        14%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets
  (Excluding Interest and Residual Trust
  Expenses)..................................   1.60%     1.60%     1.60%     1.65%      1.64%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 76                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (AS RESTATED -- SEE NOTE 11) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED NOVEMBER 30,
CLASS C SHARES                                 ------------------------------------------------
                                                2006      2005      2004      2003       2002
                                               ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $10.81    $10.58    $10.54    $10.34     $10.57
                                               ------    ------    ------    ------     ------
  Net Investment Income......................    0.52(a)   0.52      0.54      0.56       0.57
  Net Realized and Unrealized Gain/Loss......    0.40      0.24      0.04      0.20      (0.24)
                                               ------    ------    ------    ------     ------
Total from Investment Operations.............    0.92      0.76      0.58      0.76       0.33
Less: Distributions from Net
  Investment Income..........................    0.51      0.53      0.54      0.56       0.56
                                               ------    ------    ------    ------     ------
NET ASSET VALUE, END OF THE PERIOD...........  $11.22    $10.81    $10.58    $10.54     $10.34
                                               ======    ======    ======    ======     ======

Total Return (b).............................   8.73%(d)  7.27%     5.63%     7.52%(c)   3.26%
Net Assets at End of the Period (In
  millions)..................................  $654.2    $661.7    $670.6    $605.5     $283.5
Ratio of Expenses to Average Net Assets......   2.11%(d)  1.84%     1.63%     1.65%      1.65%
Ratio of Net Investment Income to Average Net
  Assets.....................................   4.70%(d)  4.83%     5.12%     5.34%(c)   5.34%
Portfolio Turnover...........................     27%       20%       20%       15%        14%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets
  (Excluding Interest and Residual Trust
  Expenses)..................................   1.59%(d)  1.60%     1.60%     1.65%      1.64%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less then 1% (see footnote 6).

See Notes to Financial Statements                                             77

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                MARCH 1, 2006
                                                              (COMMENCEMENT OF
CLASS I SHARES                                                 OPERATIONS) TO
                                                              NOVEMBER 30, 2006
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $10.98
                                                                   ------
  Net Investment Income (a).................................         0.47
  Net Realized and Unrealized Gain..........................         0.26
                                                                   ------
Total from Investment Operations............................         0.73
Less: Distributions from Net Investment Income..............         0.46
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $11.25
                                                                   ======

Total Return (b)............................................        6.85%*
Net Assets at End of the Period (In millions)...............       $  0.3
Ratio of Expenses to Average Net Assets.....................        1.12%
Ratio of Net Investment Income to Average Net Assets........        5.69%
Portfolio Turnover..........................................          27%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets (Excluding Interest
  and Residual Trust Expense)...............................        0.60%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

 78                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium-and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At November 30, 2006, the Fund had $20,153,020 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $29,174,628. At November 30, 2006, the Fund had an accumulated capital loss carry forward for tax purposes of $119,826,219, which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$16,424,728.................................................    November 30, 2010
 25,224,929.................................................    November 30, 2011
 38,535,389.................................................    November 30, 2012
 39,641,173.................................................    November 30, 2013

    At November 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $4,121,466,886
                                                              ==============
Gross tax unrealized appreciation...........................     366,311,962
Gross tax unrealized depreciation...........................     (21,091,624)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  345,220,338
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

    The tax character of distributions paid during the years ended November 30, 2006 and 2005 were as follows:

                                                                  2006            2005
Distributions paid from:
  Ordinary Income...........................................  $    759,460    $    123,848
  Tax-exempt Income.........................................   230,406,323     242,640,334
                                                              ------------    ------------
                                                              $231,165,783    $242,764,182
                                                              ============    ============

    Permanent differences, primarily due to adjustment to gain/loss from sale of PIK bond, resulted in the following reclassifications among the Fund's components of net assets at November 30, 2006:

ACCUMULATED UNDISTRIBUTED NET     ACCUMULATED NET
  INVESTMENT INCOME (LOSS)      REALIZED GAIN (LOSS)   CAPITAL/PAID-IN SURPLUS
          $503,324                   $(503,324)                 $-0-

    As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $  885,243
Undistributed tax-exempt income.............................     3,450,914

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions, post-October losses of $11,653,590, which are not recognized for tax purposes until the first day of the following fiscal year, gains or losses recognized for tax purposes on open futures transactions at November 30, 2006, and gains or losses recognized on securities for tax purposes but not for book.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall and forbearance agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

Statement of Assets and Liabilities. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At November 30, 2006, Fund investments with a value of $1,799,690,300 are held by the dealer trusts and serve as collateral for the $1,155,755,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at November 30, 2006 are presented on the Portfolio of Investments.

E. EXPENSE REDUCTIONS During the year ended November 30, 2006, the Fund's custody fee was reduced by $92,399 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $300 million..........................................     .60%
Next $300 million...........................................     .55%
Over $600 million...........................................     .50%

    For the year ended November 30, 2006, the Fund recognized expenses of approximately $86,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended November 30, 2006, the Fund recognized expenses of approximately $170,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2006, the Fund recognized expenses of approximately $1,527,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $197,300 are included in "Other" assets on the Statement of Assets and Liabilities at November 30,

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended November 30, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $685,800 and contingent deferred sales charge (CDSC) on redeemed shares of Classes B and C of approximately $853,000. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended November 30, 2006 and 2005, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                       NOVEMBER 30, 2006               NOVEMBER 30, 2005
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   34,160,313    $ 375,188,644     50,923,601    $ 551,903,742
  Class B.......................    1,242,248       13,651,332      2,394,782       25,948,215
  Class C.......................    4,730,380       51,917,078      6,129,062       66,346,177
  Class I.......................       27,861          307,819             --               --
                                  -----------    -------------    -----------    -------------
Total Sales.....................   40,160,802    $ 441,064,873     59,447,445    $ 644,198,134
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................   10,591,296    $ 116,628,690     11,199,141    $ 121,562,983
  Class B.......................    1,779,705       19,592,811      2,092,672       22,709,402
  Class C.......................    1,527,969       16,803,477      1,668,260       18,087,162
  Class I.......................          392            4,348             --               --
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....   13,899,362    $ 153,029,326     14,960,073    $ 162,359,547
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (47,934,839)   $(525,924,060)   (48,603,680)   $(526,172,560)
  Class B.......................   (9,589,240)    (105,377,893)   (11,619,145)    (126,003,413)
  Class C.......................   (9,174,236)    (100,667,595)    (9,961,573)    (107,755,102)
  Class I.......................           --               --             --               --
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (66,698,315)   $(731,969,548)   (70,184,398)   $(759,931,075)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended November 30, 2006, the Fund received redemption fees of approximately $27,400, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fee paid to the Fund was less than $0.01.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,053,350,391 and $1,350,018,387, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly. The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $8,788,500 and $0 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the different types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes for duration and risk management purposes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash of liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

    Transactions in futures contracts for the year ended November 30, 2006 are as follows:

                                                              CONTRACTS
Outstanding at November 30, 2005............................       -0-
Futures Opened..............................................    27,006
Futures Closed..............................................   (19,206)
                                                               -------
Outstanding at November 30, 2006............................     7,800
                                                               =======

B. INVERSE FLOATING RATE INVESTMENTS The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

11. RESTATEMENT INFORMATION

Subsequent to the issuance of its November 30, 2005 financial statements, the Fund determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain municipal bonds transferred to dealer trusts during the fiscal years ended November 30, 2005, 2004, 2003 and 2002 and that the transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the Financial Highlights for each of the four years in the periods then ended have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings.

    Among other things, certain ratios reported in the Fund's financial highlights for the prior years have been changed (which changes are reflected in the Financial Highlights of these financial statements for the year ended November 30, 2006) as a result of properly reporting these municipal securities known as "inverse floaters". The following ratios have been restated:

FINANCIAL HIGHLIGHTS

                                                              YEAR ENDED NOVEMBER 30,
                                                          --------------------------------
                                                          2005     2004     2003     2002
Previously Reported
  CLASS A
  Ratio of Expenses to Average Net Assets...............  0.85%    0.85%    0.90%    0.89%
  Portfolio Turnover....................................    25%      29%      15%      15%
Restated
  CLASS A
  Ratio of Expenses to Average Net Assets...............  1.09%    0.88%    0.90%    0.90%
  Portfolio Turnover....................................    20%      20%      15%      14%
  SUPPLEMENTAL RATIO:
  Ratio of Expenses to Average Net Assets (Excluding
    Interest and Residual Trust Expenses)...............  0.85%    0.85%    0.90%    0.89%

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              YEAR ENDED NOVEMBER 30,
                                                          --------------------------------
                                                          2005     2004     2003     2002
Previously Reported
  CLASS B
  Ratio of Expenses to Average Net Assets...............  1.60%    1.60%    1.65%    1.64%
  Portfolio Turnover....................................    25%      29%      15%      15%
Restated
  CLASS B
  Ratio of Expenses to Average Net Assets...............  1.84%    1.63%    1.65%    1.65%
  Portfolio Turnover....................................    20%      20%      15%      14%
  SUPPLEMENTAL RATIO:
  Ratio of Expenses to Average Net Assets (Excluding
    Interest and Residual Trust Expenses)...............  1.60%    1.60%    1.65%    1.64%

                                                              YEAR ENDED NOVEMBER 30,
                                                          --------------------------------
                                                          2005     2004     2003     2002
Previously Reported
  CLASS C
  Ratio of Expenses to Average Net Assets...............  1.60%    1.60%    1.65%    1.64%
  Portfolio Turnover....................................    25%      29%      15%      15%
Restated
  CLASS C
  Ratio of Expenses to Average Net Assets...............  1.84%    1.63%    1.65%    1.65%
  Portfolio Turnover....................................    20%      20%      15%      14%
  SUPPLEMENTAL RATIO:
  Ratio of Expenses to Average Net Assets (Excluding
    Interest and Residual Trust Expenses)...............  1.60%    1.60%    1.65%    1.64%

    While the Statement of Assets and Liabilities as of November 30, 2005, 2004, 2003 and 2002 (not presented herein) and the Statements of Operations for the years ended November 30, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of properly reporting these municipal securities known as "inverse floaters" are to increase assets and liabilities by corresponding and equal amounts, and to increase interest income and interest and residual trust expenses by corresponding and equal amounts. These changes would not impact the Fund's net asset values per share or the Fund's total returns for the current or any prior period.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen High Yield Municipal
Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen High Yield Municipal Fund (the "Fund"), including the portfolio of investments, as of November 30, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen High Yield Municipal Fund at November 30, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

    As discussed in Note 11, the financial highlights for each of the four years in the period ended November 30, 2005 have been restated.

                                                           /s/ Ernst & Young LLP
Chicago, Illinois
January 26, 2007

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020


SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2006. The Fund designate 99.7% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)            Trustee      Trustee     Chairman and Chief             71       Trustee/Director/
Blistex Inc.                               since 2003  Executive Officer of                    Managing General
1800 Swift Drive                                       Blistex Inc., a consumer                Partner of funds in
Oak Brook, IL 60523                                    health care products                    the Fund Complex.
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (68)          Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/
33971 Selva Road                           since 1999  Chairman and Chief                      Managing General
Suite 130                                              Executive Officer of the                Partner of funds in
Dana Point, CA 92629                                   Allstate Corporation                    the Fund Complex.
                                                       ("Allstate") and Allstate               Director of Amgen
                                                       Insurance Company. Prior                Inc., a
                                                       to January 1995,                        biotechnological
                                                       President and Chief                     company, and Director
                                                       Executive Officer of                    of Valero Energy
                                                       Allstate. Prior to August               Corporation, an
                                                       1994, various management                independent refining
                                                       positions at Allstate.                  company.


VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (66)             Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of
4350 LaJolla Village Drive                             offering capital                        funds in the Fund
Suite 980                                              investment and management               Complex. Director of
San Diego, CA 92122-6223                               advisory services. Prior                Quidel Corporation,
                                                       to February 2001, Vice                  Stericycle, Inc.,
                                                       Chairman and Director of                Ventana Medical
                                                       Anixter International,                  Systems, Inc., and
                                                       Inc., a global                          GATX Corporation, and
                                                       distributor of wire,                    Trustee of The
                                                       cable and communications                Scripps Research
                                                       connectivity products.                  Institute. Prior to
                                                       Prior to July 2000,                     January 2005, Trustee
                                                       Managing Partner of                     of the University of
                                                       Equity Group Corporate                  Chicago Hospitals and
                                                       Investment (EGI), a                     Health Systems. Prior
                                                       company that makes                      to April 2004,
                                                       private investments in                  Director of
                                                       other companies.                        TheraSense, Inc.
                                                                                               Prior to January
                                                                                               2004, Director of
                                                                                               TeleTech Holdings
                                                                                               Inc. and Arris Group,
                                                                                               Inc. Prior to May
                                                                                               2002, Director of
                                                                                               Peregrine Systems
                                                                                               Inc. Prior to
                                                                                               February 2001,
                                                                                               Director of IMC
                                                                                               Global Inc. Prior to
                                                                                               July 2000, Director
                                                                                               of Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare
                                                                                               Inc., Transmedia
                                                                                               Networks, Inc., CNA
                                                                                               Surety, Corp. and
                                                                                               Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (58)       Trustee      Trustee     Managing Partner of            71       Trustee/Director/
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                Managing General
233 South Wacker Drive                                 executive search firm.                  Partner of funds in
Suite 7000                                             Trustee on the University               the Fund Complex.
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (54)         Trustee      Trustee     Director and President of      71       Trustee/Director/
1744 R Street, NW                          since 1995  the German Marshall Fund                Managing General
Washington, DC 20009                                   of the United States, an                Partner of funds in
                                                       independent U.S.                        the Fund Complex.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (71)            Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/
14 Huron Trace                             since 2003  and Chief Executive                     Managing General
Galena, IL 61036                                       Officer of Pocklington                  Partner of funds in
                                                       Corporation, Inc., an                   the Fund Complex.
                                                       investment holding                      Director of the Lake
                                                       company. Director of the                Forest Bank & Trust.
                                                       Marrow Foundation.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)           Trustee      Trustee     President of Nelson            71       Trustee/Director/
423 Country Club Drive                     since 1995  Investment Planning                     Managing General
Winter Park, FL 32789                                  Services, Inc., a                       Partner of funds in
                                                       financial planning                      the Fund Complex.
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (66)     Trustee      Trustee     President Emeritus and         71       Trustee/Director/
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 Managing General
Chicago, IL 60637                                      University of Chicago and               Partner of funds in
                                                       the Adam Smith                          the Fund Complex.
                                                       Distinguished Service                   Director of Winston
                                                       Professor in the                        Laboratories, Inc.
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           71       Trustee/Director/
(65)                                       since 1999  Officer of the National                 Managing General
815 Cumberstone Road                                   Academy of                              Partner of funds in
Harwood, MD 20776                                      Sciences/National                       the Fund Complex.
                                                       Research Council, an                    Director of Fluor
                                                       independent, federally                  Corp., an
                                                       chartered policy                        engineering,
                                                       institution, from 2001 to               procurement and
                                                       November 2003 and Chief                 construction
                                                       Operating Officer from                  organization, since
                                                       1993 to 2001. Director of               January 2004 and
                                                       the Institute for Defense               Director of Neurogen
                                                       Analyses, a federally                   Corporation, a
                                                       funded research and                     pharmaceutical
                                                       development center,                     company, since
                                                       Director of the German                  January 1998.
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        71       Trustee/Director/
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                Managing General
Chicago, IL 60606                                      Meagher & Flom LLP, legal               Partner of funds in
                                                       counsel to funds in the                 the Fund Complex.
                                                       Fund Complex.                           Director of the
                                                                                               Abraham Lincoln
                                                                                               Presidential Library
                                                                                               Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square,                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen -- as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds -- plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than February 28, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  50, 150, 250
                                                                   HYMANR 1/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00172P-Y12/06

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006. Both editions of Exhibit B are attached.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)     The Trust's Code of Ethics is attached hereto as Exhibit 12(1).
         (2)     Not applicable.
         (3)     Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:


2006

                                          REGISTRANT        COVERED ENTITIES(1)
AUDIT FEES...........................     $46,800           N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES.........     $0                $756,000(2)
          TAX FEES...................     $2,800(3)         $79,422(4)
          ALL OTHER FEES.............     $0                $203,498(5)
TOTAL NON-AUDIT FEES.................     $2,800            $1,038,920

TOTAL................................     $49,600           $1,038,920



2005

                                          REGISTRANT        COVERED ENTITIES(1)
AUDIT FEES...........................     $45,200           N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES.........     $0                $235,000(2)
          TAX FEES...................     $2,500(3)         $58,688(4)
          ALL OTHER FEES.............     $0                $879,088(5)
TOTAL NON-AUDIT FEES.................     $2,500            $1,172,776

TOTAL................................     $47,700           $1,172,776

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.


----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -    Van Kampen Investments Inc.
         -    Van Kampen Asset Management
         -    Van Kampen Advisors Inc.
         -    Van Kampen Funds Inc.
         -    Van Kampen Investor Services Inc.
         -    Morgan Stanley Investment Management Inc.
         -    Morgan Stanley Trust Company
         -    Morgan Stanley Investment Management Ltd.
         -    Morgan Stanley Investment Management Company
         -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to November 30, 2006, the Trust's fiscal year end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Trust's annual report, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfers of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Trust's internal control over financial reporting was revised.

Item 12.  Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal
Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax-Exempt Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: January 18, 2007